UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	1.59%	4.99%	4.36%
Class T (incl. 2.75% sales charge)	1.70%	5.04%	4.33%
Class B (incl. contingent deferred sales charge) A	0.81%	4.98%	4.32%
Class C (incl. contingent deferred sales charge) B	2.79%	4.82%	3.84%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Class A on August 31, 2002 and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 4.46%, 4.57%, 3.81% and 3.79%, respectively (excluding sales charges), versus 4.04% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds helped lift the fund's performance versus the index. An emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - contributed the most, followed by securities issued by electric and natural gas utilities. Elsewhere, out-of-benchmark positions in CMBS and government-agency-backed collateralized mortgage obligations also bolstered the fund's return, as did our choices among Treasuries. A modest allocation to government-agency MBS provided a further boost to results. On the downside, underweighted exposure to government-agency-backed debentures and non-U.S. government bonds detracted, as these sectors generally outperformed the index. While our positioning in corporate bonds was helpful overall, our industrials holdings modestly hurt, pulled down by investments in the capital goods, basic industry and technology categories.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.82%
Actual		$ 1,000.00	$ 1,027.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17
Class T	.79%
Actual		$ 1,000.00	$ 1,027.50	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01
Class B	1.53%
Actual		$ 1,000.00	$ 1,023.70	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Class C	1.56%
Actual		$ 1,000.00	$ 1,023.70	$ 7.94
HypotheticalA		$ 1,000.00	$ 1,017.29	$ 7.91
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,028.60	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 43.4%	U.S. Government and U.S. Government Agency Obligations† 46.2%
AAA 12.4%	AAA 14.0%
AA 5.0%	AA 7.1%
A 13.3%	A 9.3%
BBB 22.6%	BBB 19.2%
BB and Below 2.0%	BB and Below 2.3%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	4.4	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 39.3%		Corporate Bonds 35.2%
	U.S. Government and U.S. Government Agency Obligations† 43.4%		U.S. Government and U.S. Government Agency Obligations† 46.2%
	Asset-Backed Securities 8.1%		Asset-Backed Securities 9.0%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.6%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	10.6%	**Foreign investments	9.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,198,036
Automobiles - 0.6%
Daimler Finance North America LLC:
1.3% 7/31/15 (c)	1,260,000	1,261,320
1.65% 4/10/15 (c)	620,000	628,011
1.95% 3/28/14 (c)	790,000	799,404
Volkswagen International Finance NV 1.625% 3/22/15 (c)	1,180,000	1,194,519
		3,883,254
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	557,481
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	326,000	370,943
5.15% 3/1/20	693,000	825,330
5.7% 5/15/18	42,000	50,815
COX Communications, Inc. 4.625% 6/1/13	674,000	694,108
Discovery Communications LLC:
3.7% 6/1/15	875,000	938,032
5.05% 6/1/20	322,000	375,648
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,664
5.15% 4/30/20	1,000,000	1,180,928
News America, Inc.:
5.3% 12/15/14	132,000	145,117
6.9% 3/1/19	750,000	948,869
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,180,475
6.2% 7/1/13	404,000	422,537
6.75% 7/1/18	1,141,000	1,427,823
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,490
4.875% 3/15/20	731,000	844,371
5.875% 11/15/16	685,000	811,105
Viacom, Inc.:
3.5% 4/1/17	455,000	494,347
6.125% 10/5/17	679,000	819,016
		11,625,618
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,135,470
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	494,000	519,850
Home Depot, Inc. 4.4% 4/1/21	610,000	722,493
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	865,230
Staples, Inc. 7.375% 10/1/12	1,352,000	1,358,275
		3,465,848
TOTAL CONSUMER DISCRETIONARY		21,865,707
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	657,413
1.5% 7/14/14	551,000	560,875
2.5% 3/26/13	1,453,000	1,469,442
5.375% 11/15/14	111,000	122,373
Beam, Inc. 1.875% 5/15/17	129,000	131,754
Diageo Capital PLC 1.5% 5/11/17	385,000	392,306
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	563,829
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	530,787
6.375% 6/15/14	272,000	297,511
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,104,263
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	1,280,000	1,337,562
The Coca-Cola Co. 3.15% 11/15/20	80,000	87,215
		7,255,330
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	705,364
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	857,718
		1,563,082
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (c)	106,000	128,853
General Mills, Inc. 5.2% 3/17/15	650,000	722,491
Kraft Foods Group, Inc. 2.25% 6/5/17 (c)	610,000	628,812
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	793,690
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 140,000	$ 172,151
6.75% 2/19/14	82,000	89,223
		2,535,220
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	620,000	618,237
9.7% 11/10/18	1,342,000	1,926,781
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,167,393
Reynolds American, Inc. 6.75% 6/15/17	513,000	621,523
		4,333,934
TOTAL CONSUMER STAPLES		15,687,566
ENERGY - 4.5%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	468,000	471,729
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	694,385
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	905,870
Halliburton Co. 6.15% 9/15/19	425,000	528,029
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,979
Weatherford International Ltd.:
4.95% 10/15/13	303,000	315,648
5.15% 3/15/13	1,469,000	1,500,149
		4,684,789
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	52,043
6.375% 9/15/17	555,000	663,693
Apache Corp. 1.75% 4/15/17	172,000	177,221
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	657,326
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	795,487
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	784,532
Duke Capital LLC 6.25% 2/15/13	151,000	154,646
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	228,182
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,053
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	656,589
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	539,428
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
1.25% 8/13/15	$ 480,000	$ 483,421
4.05% 2/15/22	610,000	666,356
5.6% 10/15/14	339,000	371,314
5.65% 4/1/13	105,000	107,662
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,363
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	928,304
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	904,627
Nexen, Inc. 5.2% 3/10/15	158,000	171,974
Petro-Canada 6.05% 5/15/18	326,000	397,409
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	644,301
5.75% 1/20/20	816,000	919,557
7.875% 3/15/19	647,000	802,230
Petroleos Mexicanos:
4.875% 1/24/22 (c)	700,000	785,750
6% 3/5/20	59,000	70,358
Phillips 66 2.95% 5/1/17 (c)	1,260,000	1,322,463
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	405,394
4.25% 9/1/12	1,045,000	1,045,000
5.75% 1/15/20	962,000	1,155,659
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	329,000
5.832% 9/30/16 (c)	191,997	209,277
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	487,190
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,000,000	1,000,917
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	906,051
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,287
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,154,851
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,274,224
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	517,118
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	458,792
Western Gas Partners LP 5.375% 6/1/21	600,000	666,378
XTO Energy, Inc.:
5% 1/31/15	264,000	293,023
5.65% 4/1/16	181,000	212,812
		23,480,262
TOTAL ENERGY		28,165,051
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 18.9%
Capital Markets - 2.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 374,000	$ 417,523
BlackRock, Inc. 4.25% 5/24/21	650,000	732,445
Goldman Sachs Group, Inc.:
3.3% 5/3/15	620,000	640,054
3.7% 8/1/15	712,000	745,898
5.25% 7/27/21	750,000	797,991
5.95% 1/18/18	1,693,000	1,904,574
6.15% 4/1/18	402,000	457,148
Lazard Group LLC:
6.85% 6/15/17	669,000	754,702
7.125% 5/15/15	239,000	262,261
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,452
6.875% 4/25/18	726,000	846,954
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,350,961
4.75% 4/1/14	138,000	142,041
5.45% 1/9/17	200,000	210,359
5.625% 9/23/19	112,000	115,957
5.75% 1/25/21	647,000	668,544
5.95% 12/28/17	383,000	409,825
6% 4/28/15	130,000	138,497
7.3% 5/13/19	603,000	680,466
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	1,200,000	1,255,644
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,313,351
		13,890,647
Commercial Banks - 6.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	748,880
Bank of Montreal 2.5% 1/11/17	640,000	677,284
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,700,094
BB&T Corp.:
2.05% 4/28/14	750,000	766,541
3.95% 3/22/22	940,000	1,015,258
BNP Paribas 2.125% 12/21/12	380,000	380,714
Comerica, Inc. 3% 9/16/15	2,000	2,101
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	641,365
2.9% 9/17/14 (c)	3,000,000	3,139,380
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,782,645
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	930,751
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 700,000	$ 727,838
3.625% 1/25/16	361,000	388,426
4.5% 6/1/18	63,000	68,348
8.25% 3/1/38	68,000	95,067
Fifth Third Bank 4.75% 2/1/15	308,000	328,344
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	7,000	7,000
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	723,841
HBOS PLC 6.75% 5/21/18 (c)	509,000	502,250
HSBC Holdings PLC:
4% 3/30/22	567,000	608,325
5.1% 4/5/21	610,000	702,128
Huntington Bancshares, Inc. 7% 12/15/20	180,000	214,867
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,316,419
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,074,736
KeyBank NA 5.8% 7/1/14	1,101,000	1,179,902
KeyCorp. 5.1% 3/24/21	622,000	717,168
Marshall & Ilsley Bank:
5% 1/17/17	778,000	872,180
5.25% 9/4/12	6,000	6,000
National Australia Bank Ltd. 2% 3/9/15	630,000	641,899
National Bank of Canada 1.5% 6/26/15	830,000	845,085
PNC Funding Corp. 3.625% 2/8/15	717,000	763,475
Rabobank (Netherlands) NV:
1.85% 1/10/14	1,720,000	1,740,669
2.125% 10/13/15	278,000	284,669
Regions Bank 7.5% 5/15/18	250,000	291,250
Regions Financial Corp.:
5.75% 6/15/15	4,000	4,250
7.75% 11/10/14	20,000	22,154
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	950,836
SunTrust Banks, Inc.:
3.5% 1/20/17	640,000	670,467
3.6% 4/15/16	525,000	554,790
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,246,190
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,296,907
Union Bank NA 2.125% 6/16/17	700,000	712,522
UnionBanCal Corp. 5.25% 12/16/13	115,000	120,393
Wachovia Corp. 5.625% 10/15/16	590,000	679,402
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.25% 2/13/15	$ 2,229,000	$ 2,251,636
3.5% 3/8/22	700,000	746,491
3.676% 6/15/16	620,000	674,510
Westpac Banking Corp.:
1.85% 12/9/13	687,000	695,612
2% 8/14/17	1,121,000	1,132,977
		39,644,036
Consumer Finance - 2.3%
American Express Credit Corp.:
2.75% 9/15/15	1,561,000	1,647,803
2.8% 9/19/16	599,000	637,795
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,331,711
2.15% 3/23/15	620,000	634,998
3.15% 7/15/16	605,000	642,209
7.375% 5/23/14	232,000	256,149
Discover Financial Services:
5.2% 4/27/22	93,000	98,917
6.45% 6/12/17	399,000	452,053
Ford Motor Credit Co. LLC:
2.75% 5/15/15	930,000	942,047
3% 6/12/17	1,000,000	1,003,819
General Electric Capital Corp.:
2.15% 1/9/15	936,000	964,523
2.25% 11/9/15	886,000	916,490
2.9% 1/9/17	640,000	678,267
2.95% 5/9/16	255,000	269,320
3.35% 10/17/16	610,000	656,041
3.5% 6/29/15	1,263,000	1,346,016
6.375% 11/15/67 (g)	1,275,000	1,343,531
HSBC USA, Inc. 2.375% 2/13/15	511,000	523,595
		14,345,284
Diversified Financial Services - 3.0%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	241,896
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,308,441
5.75% 12/1/17	1,150,000	1,285,988
5.875% 1/5/21	980,000	1,102,162
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
2.248% 11/1/16	$ 620,000	$ 648,219
3.125% 10/1/15	60,000	64,178
3.2% 3/11/16	610,000	654,406
3.245% 5/6/22	620,000	660,917
Capital One Capital V 10.25% 8/15/39	140,000	144,200
Citigroup, Inc.:
3.953% 6/15/16	610,000	643,457
4.5% 1/14/22	1,190,000	1,258,575
4.75% 5/19/15	1,605,000	1,723,022
5.125% 5/5/14	239,000	252,538
6.125% 5/15/18	38,000	44,076
6.5% 8/19/13	1,750,000	1,840,470
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,327,455
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	635,263
3.4% 6/24/15	2,482,000	2,626,025
4.5% 1/24/22	640,000	711,181
5.4% 1/6/42	266,000	318,209
TECO Finance, Inc.:
4% 3/15/16	171,000	185,421
5.15% 3/15/20	252,000	293,732
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	980,635
		18,950,466
Insurance - 2.4%
American International Group, Inc.:
3% 3/20/15	310,000	318,855
4.25% 9/15/14	970,000	1,019,861
4.875% 6/1/22	604,000	658,805
Aon Corp.:
3.5% 9/30/15	911,000	960,545
5% 9/30/20	600,000	688,038
Assurant, Inc. 5.625% 2/15/14	332,000	346,942
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,377
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	635,195
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	259,000	264,180
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	305,440
5.375% 3/15/17	18,000	19,690
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 599,000	$ 629,096
6.5% 3/15/35 (c)	104,000	111,638
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	405,519
MetLife, Inc.:
2.375% 2/6/14	876,000	896,295
4.125% 8/13/42	600,000	610,267
5% 6/15/15	175,000	194,399
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	779,402
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	391,220
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	653,447
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	61,809
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,251,775
Pacific LifeCorp 6% 2/10/20 (c)	51,000	56,794
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	643,658
4.5% 11/15/20	700,000	764,405
5.15% 1/15/13	73,000	74,182
5.4% 6/13/35	68,000	72,088
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	29,000	27,581
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	970,433
Unum Group:
5.625% 9/15/20	370,000	408,703
7.125% 9/30/16	704,000	819,863
		15,130,502
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	199,210
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	56,130
Boston Properties, Inc. 3.85% 2/1/23	420,000	439,682
BRE Properties, Inc. 5.5% 3/15/17	61,000	69,250
Camden Property Trust:
5.375% 12/15/13	326,000	342,192
5.875% 11/30/12	102,000	103,184
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	310,853
7.5% 4/1/17	389,000	455,367
Duke Realty LP:
4.625% 5/15/13	122,000	124,470
5.4% 8/15/14	498,000	531,283
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 1,166,000	$ 1,201,346
6.75% 3/15/20	35,000	42,177
8.25% 8/15/19	7,000	8,853
Equity One, Inc.:
6% 9/15/17	131,000	145,759
6.25% 12/15/14	62,000	67,211
6.25% 1/15/17	74,000	82,527
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	89,335
5.9% 4/1/20	5,000	5,985
6.2% 1/15/17	94,000	109,401
HRPT Properties Trust:
5.75% 11/1/15	211,000	221,643
6.25% 6/15/17	186,000	204,158
6.65% 1/15/18	95,000	105,419
UDR, Inc. 5.5% 4/1/14	1,107,000	1,167,824
Washington (REIT) 5.25% 1/15/14	30,000	31,308
		6,114,567
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	389,000	402,828
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,045,122
4.25% 7/15/22	277,000	289,148
6.125% 4/15/20	6,000	6,999
Brandywine Operating Partnership LP 5.7% 5/1/17	369,000	403,012
ERP Operating LP:
4.625% 12/15/21	630,000	722,589
4.75% 7/15/20	446,000	505,174
5.375% 8/1/16	240,000	273,331
5.5% 10/1/12	384,000	385,270
5.75% 6/15/17	1,003,000	1,181,830
Liberty Property LP:
4.125% 6/15/22	301,000	312,337
4.75% 10/1/20	1,045,000	1,138,698
5.125% 3/2/15	170,000	182,651
5.5% 12/15/16	260,000	291,619
6.625% 10/1/17	582,000	684,018
Mack-Cali Realty LP:
4.5% 4/18/22	185,000	196,100
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19	$ 64,000	$ 78,625
Post Apartment Homes LP 6.3% 6/1/13	571,000	587,275
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	192,810
5.5% 1/15/14 (c)	144,000	147,467
5.7% 4/15/17 (c)	295,000	308,534
Regency Centers LP:
4.95% 4/15/14	92,000	96,530
5.25% 8/1/15	322,000	350,479
5.875% 6/15/17	160,000	183,900
Simon Property Group LP:
2.8% 1/30/17	142,000	148,915
4.2% 2/1/15	234,000	249,583
5.3% 5/30/13	12,000	12,347
Tanger Properties LP:
6.125% 6/1/20	606,000	719,142
6.15% 11/15/15	115,000	128,383
		11,224,716
TOTAL FINANCIALS		119,300,218
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	530,249
Celgene Corp. 2.45% 10/15/15	56,000	57,967
		588,216
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	308,736
6.3% 8/15/14	546,000	591,816
Express Scripts, Inc.:
3.125% 5/15/16	555,000	590,084
6.25% 6/15/14	299,000	326,666
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,159,104
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	833,830
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.125% 5/15/22	$ 620,000	$ 618,026
4.35% 8/15/20	760,000	831,844
		5,260,106
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	421,041
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,063,862
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,236
		1,555,139
TOTAL HEALTH CARE		7,403,461
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	55,860
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	410,487
6.795% 2/2/20	19,578	19,578
6.9% 7/2/19	118,308	127,926
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	235,224
8.36% 1/20/19	186,197	202,024
		995,239
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
3.2% 6/15/22	620,000	657,245
6% 10/15/17	442,000	537,676
		1,194,921
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,340,654
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	637,227
TOTAL INDUSTRIALS		4,223,901
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	644,569
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 526,000	$ 561,048
6% 10/1/12	673,000	675,631
6.55% 10/1/17	356,000	430,408
		1,667,087
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,197,363
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,143,286
TOTAL INFORMATION TECHNOLOGY		5,652,305
MATERIALS - 1.0%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	594,000	650,801
4.25% 11/15/20	321,000	353,541
7.6% 5/15/14	80,000	88,779
		1,093,121
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	353,916
Metals & Mining - 0.7%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,006,679
9.375% 4/8/14 (c)	459,000	514,771
9.375% 4/8/19 (c)	630,000	839,372
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	630,000	679,833
6.375% 11/30/12 (c)	302,000	305,457
Rio Tinto Finance USA PLC 1.625% 8/21/17	940,000	940,533
Vale Overseas Ltd. 6.25% 1/23/17	403,000	462,023
		4,748,668
TOTAL MATERIALS		6,195,705
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	406,341
AT&T, Inc. 2.5% 8/15/15	562,000	591,520
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc. 6.15% 9/15/19	$ 592,000	$ 644,580
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	965,964
5.25% 7/22/13	370,000	384,446
France Telecom SA 2.125% 9/16/15	220,000	225,087
Qwest Corp. 3.7179% 6/15/13 (g)	1,080,000	1,087,048
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,034,947
Telefonica Emisiones SAU 3.729% 4/27/15	1,278,000	1,242,855
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,338,190
3% 4/1/16	621,000	669,367
		8,590,345
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16	646,000	670,887
3.125% 7/16/22	434,000	445,204
3.625% 3/30/15	600,000	640,709
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	720,851
4.75% 10/1/14	1,360,000	1,461,920
5.875% 10/1/19	34,000	39,988
Vodafone Group PLC:
4.15% 6/10/14	346,000	366,992
5% 12/16/13	398,000	420,633
		4,767,184
TOTAL TELECOMMUNICATION SERVICES		13,357,529
UTILITIES - 3.3%
Electric Utilities - 2.0%
Ameren Illinois Co. 6.125% 11/15/17	62,000	73,098
AmerenUE 6.4% 6/15/17	519,000	622,930
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	752,869
Commonwealth Edison Co. 4% 8/1/20	600,000	680,128
Duke Capital LLC 5.668% 8/15/14	357,000	384,809
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	55,474
Edison International 3.75% 9/15/17	431,000	460,855
EDP Finance BV 5.375% 11/2/12 (c)	1,001,000	1,005,505
Exelon Corp. 4.9% 6/15/15	415,000	454,474
FirstEnergy Corp. 7.375% 11/15/31	55,000	72,577
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 160,000	$ 170,848
6.05% 8/15/21	655,000	728,888
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	483,906
3.75% 11/15/20	2,000	2,071
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,949,457
6.5% 8/1/18	273,000	342,230
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,047,711
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	102,293
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	132,090
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	469,675
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	740,058
Progress Energy, Inc. 4.4% 1/15/21	732,000	827,280
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	281,547
Tampa Electric Co.:
4.1% 6/15/42	108,000	115,628
5.4% 5/15/21	238,000	295,752
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	116,692
		12,368,845
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	201,767
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	244,268
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,572,182
PSEG Power LLC 2.75% 9/15/16	148,000	154,414
		1,970,864
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	801,913
Dominion Resources, Inc.:
2.7606% 9/30/66 (g)	651,000	592,684
7.5% 6/30/66 (g)	567,000	613,069
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	496,877
National Grid PLC 6.3% 8/1/16	248,000	286,496
NiSource Finance Corp.:
3.85% 2/15/23	700,000	726,086
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 402,000	$ 463,477
5.4% 7/15/14	234,000	251,519
5.45% 9/15/20	43,000	49,136
6.4% 3/15/18	230,000	275,324
Sempra Energy 2.3% 4/1/17	1,435,000	1,500,864
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	480,673
		6,538,118
TOTAL UTILITIES		21,079,594
TOTAL NONCONVERTIBLE BONDS (Cost $224,014,876)		242,931,037
U.S. Government and Government Agency Obligations - 35.9%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 5/27/15	235,000	235,803
0.5% 7/2/15	3,554,000	3,565,981
0.5% 9/28/15	2,102,000	2,108,085
0.75% 12/19/14	183,000	184,745
1.625% 10/26/15	1,941,000	2,019,546
Freddie Mac:
0.75% 11/25/14	1,014,000	1,023,702
1% 7/30/14	1,232,000	1,248,389
1% 8/27/14	2,210,000	2,242,350
1% 9/29/17	4,791,000	4,839,907
1.75% 9/10/15	980,000	1,020,080
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,488,588
U.S. Treasury Obligations - 32.8%
U.S. Treasury Notes:
0.125% 7/31/14	847,000	845,346
0.75% 6/30/17	10,000,000	10,084,380
0.875% 11/30/16	16,269,000	16,544,808
0.875% 4/30/17	28,446,000	28,877,128
0.875% 7/31/19	59,869,000	59,424,646
1% 9/30/16	7,613,000	7,783,699
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 7/31/15	$ 11,879,000	$ 12,378,286
1.75% 5/15/22	8,769,000	8,952,605
1.875% 9/30/17	12,226,000	12,988,218
2% 2/15/22	25,078,000	26,245,682
3% 9/30/16	11,517,000	12,704,691
3.125% 1/31/17 (d)	8,719,000	9,712,827
TOTAL U.S. TREASURY OBLIGATIONS		206,542,316
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	868,105
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $221,019,773)		225,899,009
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 4.6%
2.192% 10/1/35 (g)	57,787	61,116
2.225% 10/1/33 (g)	47,398	49,935
2.234% 3/1/35 (g)	34,239	36,189
2.26% 2/1/33 (g)	43,500	45,840
2.262% 12/1/34 (g)	41,659	43,979
2.304% 10/1/33 (g)	20,538	21,718
2.315% 7/1/35 (g)	20,191	21,362
2.332% 3/1/35 (g)	23,912	25,585
2.363% 12/1/33 (g)	1,274,913	1,358,873
2.375% 7/1/35 (g)	141,101	150,488
2.422% 10/1/33 (g)	49,061	52,616
2.425% 3/1/35 (g)	6,058	6,273
2.458% 7/1/34 (g)	23,249	24,704
2.558% 6/1/36 (g)	34,587	37,094
2.589% 5/1/35 (g)	94,016	101,042
2.641% 4/1/35 (g)	784,391	838,369
2.692% 11/1/36 (g)	262,657	282,204
2.703% 7/1/35 (g)	222,825	239,328
2.777% 7/1/37 (g)	73,594	79,071
3% 7/1/21 to 11/1/21	8,253,608	8,720,130
3.183% 1/1/40 (g)	423,828	443,672
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.474% 3/1/40 (g)	$ 319,617	$ 335,676
3.5% 12/1/25	8,923,165	9,487,221
3.526% 12/1/39 (g)	127,126	133,748
3.604% 3/1/40 (g)	443,154	466,202
4% 8/1/18	464,050	496,261
4.5% 8/1/18 to 3/1/35	872,623	941,477
5.5% 11/1/34	2,689,330	2,974,231
6% 5/1/16 to 4/1/17	143,321	152,306
6.5% 12/1/13 to 11/1/17	410,658	440,553
7% 10/1/12 to 6/1/33	654,867	747,790
7.5% 8/1/17 to 3/1/28	191,171	222,800
8.5% 5/1/21 to 9/1/25	37,201	43,200
9.5% 2/1/25	2,626	2,800
10.5% 8/1/20	10,230	12,025
12.5% 12/1/13 to 4/1/15	3,428	3,694
TOTAL FANNIE MAE		29,099,572
Freddie Mac - 1.7%
2.373% 1/1/35 (g)	73,972	78,980
2.405% 4/1/35 (g)	382,469	407,657
3% 8/1/21	1,193,014	1,261,845
3.135% 3/1/33 (g)	5,884	6,200
3.454% 10/1/35 (g)	49,885	53,605
3.573% 4/1/40 (g)	234,281	245,506
3.574% 4/1/40 (g)	287,212	301,858
3.623% 2/1/40 (g)	564,434	593,174
4.5% 8/1/18	925,044	992,940
5% 3/1/19	1,500,920	1,620,877
5.5% 3/1/34 to 7/1/35	4,386,400	4,835,094
8.5% 9/1/24 to 8/1/27	44,961	53,830
11.5% 10/1/15	1,409	1,492
TOTAL FREDDIE MAC		10,453,058
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	145,717	168,501
7.5% 2/15/28 to 10/15/28	4,102	4,795
8% 6/15/24	193	224
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 10/15/21	$ 34,441	$ 39,913
11% 7/20/19 to 8/20/19	2,632	2,965
TOTAL GINNIE MAE		216,398
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,483,157)		39,769,028
Asset-Backed Securities - 8.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (g)	84,375	65,000
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (g)	52,794	43,070
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (g)	9,235	8,797
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(g)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	268,447	270,156
Series 2009-B Class A3, 1.98% 10/15/13 (c)	103,542	103,632
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,137,064
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	577,584
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,936
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,120,064
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	602,709
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	773,553
Series 2012-1 Class A2, 0.71% 9/15/14	814,053	815,513
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	323,247
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,300,914
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,259,905
Series 2011-5 Class A1, 0.8895% 6/15/15 (g)	1,240,000	1,242,994
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,272,411
Series 2012-2 Class A, 0.7395% 3/15/16 (g)	700,000	700,604
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,252,272
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	873,161
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,540
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	917,742
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	332,138
Series 2011-4 Class A/S, 0.92% 3/9/15	624,371	625,440
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-5 Class A2, 1.19% 8/8/15	$ 231,886	$ 232,786
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	382,414
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (g)	8,845	6,670
Series 2004-R2 Class M3, 0.7855% 4/25/34 (g)	12,430	4,930
Series 2005-R2 Class M1, 0.6855% 4/25/35 (g)	176,341	157,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (g)	4,092	3,268
Series 2004-W11 Class M2, 0.9355% 11/25/34 (g)	63,962	44,984
Series 2004-W7 Class M1, 0.7855% 5/25/34 (g)	185,706	131,835
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (g)	148,420	44,856
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (g)	200,628	165,195
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (g)	8,146	61
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	380,000	383,019
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(g)	842,000	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	219,520	221,196
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3605% 2/25/35 (g)	427,000	264,402
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	411,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (c)(g)	14,339	12,941
Class B, 0.987% 7/20/39 (c)(g)	30,070	13,456
Class C, 1.337% 7/20/39 (c)(g)	38,684	580
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (g)	205,465	81,841
Chase Issuance Trust Series 2011-A2 Class A2, 0.3295% 5/15/15 (g)	2,300,000	2,300,656
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	720,047
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,082,159
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	120,211	120,369
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (g)	16,078	15,959
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 36,015	$ 11,406
Series 2004-3 Class M4, 1.2055% 4/25/34 (g)	18,137	8,244
Series 2004-4 Class M2, 1.0305% 6/25/34 (g)	50,135	28,818
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,421,525
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (c)	780,000	782,498
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (g)	4,436	2,766
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (g)	33,155	20,437
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	24,052	24,056
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,084,364
Series 2012-A Class A3, 0.85% 1/15/15	400,000	401,488
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	437,140	446,506
Series 2009-D Class A4, 2.98% 8/15/14	690,000	697,613
Series 2010-B Class A4, 1.58% 9/15/15	1,360,000	1,379,683
Series 2011-B Class A4, 1.35% 12/15/16	510,000	518,517
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	646,653
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,344,262
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (g)	81,136	25,323
Class M4, 1.2555% 1/25/35 (g)	41,438	5,470
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(g)	335,000	137,786
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	102,508	98,920
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(g)	22,438	21,114
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(g)	207,821	178,801
Class B, 0.5195% 11/15/34 (c)(g)	75,404	52,152
Class C, 0.6195% 11/15/34 (c)(g)	124,447	70,913
Class D, 0.9895% 11/15/34 (c)(g)	47,204	14,663
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,201,618
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,569,209
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(g)	54,683	18,752
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(g)	$ 159,947	$ 153,805
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (g)	46,780	36,540
Series 2003-3 Class M1, 1.5255% 8/25/33 (g)	58,178	48,681
Series 2003-5 Class A2, 0.9355% 12/25/33 (g)	2,817	2,301
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	262,308
Series 2010-2 Class A4, 1.93% 8/18/16	1,670,000	1,692,248
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	336,634
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	837,967
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (g)	141,116	47,174
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	662,365
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,730
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (g)	25,000	346
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (g)	176,698	162,218
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (g)	44,285	39,819
Series 2006-A Class 2C, 1.6106% 3/27/42 (g)	392,000	18,647
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	1,475	1,482
Class C, 5.691% 10/20/28 (c)	737	740
Class D, 6.01% 10/20/28 (c)	7,927	7,933
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (g)	89,453	703
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	992,060	993,915
Series 2011-B Class A3, 1.07% 8/15/14 (c)	670,000	673,475
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,600
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (g)	20,474	13,032
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (g)	61,301	40,737
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (g)	136,148	122,845
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (g)	301,668	242,846
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (g)	4,895	3,857
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (g)	83,024	35,721
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (g)	$ 45,571	$ 27,444
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (g)	47,458	5,641
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	614,000	8,057
Series 2006-4 Class D, 1.3355% 5/25/32 (g)	300,000	30
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (g)	162,650	105,058
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,980
Series 2011-A Class A3, 1.04% 8/15/14	910,000	916,126
Series 2011-B Class A3, 0.92% 2/16/15	460,000	462,747
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	513,550
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(g)	64,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(g)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (g)	60,741	26,437
Class M4, 1.6855% 9/25/34 (g)	77,891	17,662
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (g)	126,217	72,130
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (g)	582	492
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	446,442	448,505
Series 2012-1 Class A2, 1.25% 4/15/15	516,787	519,105
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	422,640
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	499,540
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (g)	144,307	104,603
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(g)	47,659	46,638
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (g)	145,000	87,811
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (g)	7,259	2,470
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	59,209	60,706
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (g)	2,472	2,231
Asset-Backed Securities - continued
	Principal Amount	Value
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(g)	$ 312,781	$ 3,910
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	663,010	664,282
Class A4, 1.18% 10/20/15	200,000	201,146
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (c)(g)	203,978	134,626
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	514,084
TOTAL ASSET-BACKED SECURITIES (Cost $50,258,489)		50,945,835
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (c)(g)	509,803	511,533
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	101,114
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(g)	1,290	1,290
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (c)(g)	381,644	375,280
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	225,079	221,151
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (g)	25,291	19,095
Series 2006-1A:
Class A5, 0.377% 12/20/54 (c)(g)	613,195	597,865
Class C2, 1.437% 12/20/54 (c)(g)	578,000	436,390
Series 2006-2 Class C1, 1.177% 12/20/54 (g)	463,000	349,565
Series 2006-3 Class C2, 0.737% 12/20/54 (g)	128,000	96,640
Series 2006-4:
Class B1, 0.417% 12/20/54 (g)	521,000	475,413
Class C1, 0.997% 12/20/54 (g)	319,000	240,845
Class M1, 0.577% 12/20/54 (g)	137,000	119,190
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (g)	258,000	194,790
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (g)	$ 172,000	$ 149,640
Class 2C1, 1.197% 12/20/54 (g)	117,000	88,335
Class 2M1, 0.737% 12/20/54 (g)	222,000	193,140
Series 2007-2 Class 2C1, 1.098% 12/17/54 (g)	308,000	232,540
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (g)	287,568	282,435
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9051% 1/20/44 (g)	36,767	29,101
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (g)	749,172	734,076
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	252,041	266,608
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (g)	65,879	42,155
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (g)	126,867	99,521
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(g)	131,550	104,814
Class B6, 3.0903% 7/10/35 (c)(g)	218,848	173,015
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(g)	21,440	20,583
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	345,850	346,702
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	3,901	3,459
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (g)	273,912	235,521
TOTAL PRIVATE SPONSOR		6,741,806
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	38,028	40,635
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	127,131	134,951
Series 2004-86 Class KC, 4.5% 5/25/19	77,194	79,549
Series 2010-123 Class DL, 3.5% 11/25/25	371,995	386,778
Series 2010-143 Class B, 3.5% 12/25/25	579,610	606,570
Freddie Mac:
floater Series 3346 Class FA, 0.4695% 2/15/19 (g)	522,384	523,175
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 133,616	$ 142,036
Series 2363 Class PF, 6% 9/15/16	174,764	184,935
Series 3777 Class AC, 3.5% 12/15/25	1,163,750	1,219,522
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	474,956	487,780
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2010-53 Class FC, 1.057% 4/20/40 (g)	531,033	538,427
Series 2012-97 Class JF, 0.483% 8/16/42 (g)	910,000	908,326
TOTAL U.S. GOVERNMENT AGENCY		5,252,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,451,537)		11,994,490
Commercial Mortgage Securities - 5.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	890,000	928,550
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (g)	25,140	25,280
Class PS1, 1.2297% 2/14/43 (g)(i)	122,733	3,628
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (g)	177,979	188,296
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	319,362
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	472,176
Series 2007-4 Class A3, 5.7921% 2/10/51 (g)	211,845	220,328
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	12,513
Series 2007-3 Class A3, 5.6612% 6/10/49 (g)	361,000	368,031
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A4, 4.153% 11/10/38	231,220	237,633
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	120,936
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(g)	93,000	92,083
Class D, 0.5995% 3/15/22 (c)(g)	94,000	92,603
Class E, 0.6395% 3/15/22 (c)(g)	78,000	76,451
Class F, 0.7095% 3/15/22 (c)(g)	70,189	68,093
Class G, 0.7695% 3/15/22 (c)(g)	45,493	43,225
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(g)	$ 18,894	$ 18,327
Class E, 0.4795% 10/15/19 (c)(g)	157,000	148,365
Class F, 0.5495% 10/15/19 (c)(g)	360,653	339,014
Class G, 0.5695% 10/15/19 (c)(g)	144,054	133,970
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(g)	6,738	4,887
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(g)	98,717	87,111
Class B, 2.1355% 4/25/34 (c)(g)	13,547	7,923
Class M1, 0.7955% 4/25/34 (c)(g)	10,977	7,806
Class M2, 1.4355% 4/25/34 (c)(g)	10,162	7,146
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(g)	146,002	105,362
Class M1, 0.6655% 8/25/35 (c)(g)	8,603	5,049
Class M2, 0.7155% 8/25/35 (c)(g)	14,189	7,635
Class M3, 0.7355% 8/25/35 (c)(g)	7,851	3,877
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(g)	62,160	48,867
Class M1, 0.6755% 11/25/35 (c)(g)	7,301	4,107
Class M2, 0.7255% 11/25/35 (c)(g)	9,270	5,001
Class M3, 0.7455% 11/25/35 (c)(g)	8,296	4,267
Class M4, 0.8355% 11/25/35 (c)(g)	10,337	4,867
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(g)	144,613	102,451
Class B1, 1.6355% 1/25/36 (c)(g)	12,497	1,834
Class M1, 0.6855% 1/25/36 (c)(g)	46,649	28,806
Class M2, 0.7055% 1/25/36 (c)(g)	13,995	8,072
Class M3, 0.7355% 1/25/36 (c)(g)	20,438	10,917
Class M4, 0.8455% 1/25/36 (c)(g)	11,304	5,520
Class M5, 0.8855% 1/25/36 (c)(g)	11,304	3,771
Class M6, 0.9355% 1/25/36 (c)(g)	12,006	3,200
Series 2006-1:
Class A2, 0.5955% 4/25/36 (c)(g)	22,375	16,510
Class M1, 0.6155% 4/25/36 (c)(g)	8,003	4,738
Class M2, 0.6355% 4/25/36 (c)(g)	8,455	4,668
Class M3, 0.6555% 4/25/36 (c)(g)	7,275	3,695
Class M4, 0.7555% 4/25/36 (c)(g)	4,123	1,916
Class M5, 0.7955% 4/25/36 (c)(g)	4,001	1,404
Class M6, 0.8755% 4/25/36 (c)(g)	7,979	2,659
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(g)	$ 343,885	$ 242,431
Class A2, 0.5155% 7/25/36 (c)(g)	19,756	13,970
Class B1, 1.1055% 7/25/36 (c)(g)	7,397	1,047
Class B3, 2.9355% 7/25/36 (c)(g)	6,918	211
Class M1, 0.5455% 7/25/36 (c)(g)	20,728	6,781
Class M2, 0.5655% 7/25/36 (c)(g)	14,624	4,360
Class M3, 0.5855% 7/25/36 (c)(g)	12,131	2,737
Class M4, 0.6555% 7/25/36 (c)(g)	8,192	1,740
Class M5, 0.7055% 7/25/36 (c)(g)	10,068	1,943
Class M6, 0.7755% 7/25/36 (c)(g)	15,022	2,410
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(g)	427	3
Class M4, 0.6655% 10/25/36 (c)(g)	16,333	2,459
Class M5, 0.7155% 10/25/36 (c)(g)	19,553	1,271
Class M6, 0.7955% 10/25/36 (c)(g)	38,319	889
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(g)	86,260	58,579
Class A2, 0.5055% 12/25/36 (c)(g)	362,666	168,911
Class B1, 0.9355% 12/25/36 (c)(g)	8,189	174
Class M1, 0.5255% 12/25/36 (c)(g)	27,807	5,712
Class M2, 0.5455% 12/25/36 (c)(g)	18,727	2,880
Class M3, 0.5755% 12/25/36 (c)(g)	18,727	2,517
Class M4, 0.6355% 12/25/36 (c)(g)	22,132	2,532
Class M5, 0.6755% 12/25/36 (c)(g)	20,997	1,716
Class M6, 0.7555% 12/25/36 (c)(g)	18,727	1,025
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(g)	94,054	50,633
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(g)	88,988	50,107
Class A2, 0.5555% 7/25/37 (c)(g)	83,196	27,572
Class B1, 1.8355% 7/25/37 (c)(g)	12,023	166
Class M1, 0.6055% 7/25/37 (c)(g)	29,215	7,579
Class M2, 0.6455% 7/25/37 (c)(g)	15,783	1,894
Class M3, 0.7255% 7/25/37 (c)(g)	15,922	1,557
Class M4, 0.8855% 7/25/37 (c)(g)	32,453	2,584
Class M5, 0.9855% 7/25/37 (c)(g)	28,592	2,039
Class M6, 1.2355% 7/25/37 (c)(g)	35,740	1,786
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(g)	85,901	43,613
Class B1, 1.1855% 7/25/37 (c)(g)	21,136	1,421
Class B2, 1.8355% 7/25/37 (c)(g)	49,848	2,709
Class M1, 0.5455% 7/25/37 (c)(g)	19,056	4,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3
Class M2, 0.5755% 7/25/37 (c)(g)	$ 20,445	$ 3,630
Class M3, 0.6055% 7/25/37 (c)(g)	31,539	4,325
Class M4, 0.7355% 7/25/37 (c)(g)	49,904	5,825
Class M5, 0.8355% 7/25/37 (c)(g)	25,940	2,654
Class M6, 1.0355% 7/25/37 (c)(g)	19,650	1,713
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(g)	34,116	2,153
Class M2, 1.2855% 9/25/37 (c)(g)	34,116	1,782
Class M4, 1.8355% 9/25/37 (c)(g)	86,027	3,459
Class M5, 1.9855% 9/25/37 (c)(g)	86,027	2,648
Class M6, 2.1855% 9/25/37 (c)(g)	56,130	1,362
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	370,739	15,015
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(g)(i)	947,912	82,062
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(g)	45,612	44,008
Class J, 1.0895% 3/15/19 (c)(g)	46,405	42,511
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(g)	76,569	69,136
Class E, 0.5395% 3/15/22 (c)(g)	394,020	347,891
Class F, 0.5895% 3/15/22 (c)(g)	241,475	208,376
Class G, 0.6395% 3/15/22 (c)(g)	62,931	53,046
Class H, 0.7895% 3/15/22 (c)(g)	76,569	63,011
Class J, 0.9395% 3/15/22 (c)(g)	76,569	61,097
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	49,397	49,829
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(g)(i)	2,274,310	18,570
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(g)(i)	427,756	2,035
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(g)(i)	15,203,103	141,951
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(g)(i)	8,179,766	43,500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(g)	80,156	69,416
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	261,886
Class XCL, 1.331% 5/15/35 (c)(g)(i)	865,618	16,867
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(g)	$ 10,746	$ 10,639
Class H, 0.6093% 8/15/21 (c)(g)	40,527	38,666
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (g)	137,985	141,356
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	222,065
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (g)	216,000	232,108
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	94,095
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(g)	14,323	13,034
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(g)	132,785	126,055
Class D, 0.5795% 11/15/17 (c)(g)	6,961	6,468
Class E, 0.6295% 11/15/17 (c)(g)	24,362	22,396
Class F, 0.6895% 11/15/17 (c)(g)	17,061	15,514
Class G, 0.7395% 11/15/17 (c)(g)	11,826	10,517
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(g)	308,000	281,118
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	627,596
Class A4, 5.306% 12/10/46	790,000	904,974
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	273,532	274,206
Class AJFX, 5.478% 2/5/19 (c)	380,000	380,518
Series 2006-C8 Class XP, 0.4663% 12/10/46 (g)(i)	2,023,899	12,542
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,776,433
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	482,136
Series 2007-C3:
Class A2, 5.6792% 6/15/39 (g)	66,169	66,135
Class A4, 5.6792% 6/15/39 (g)	130,000	143,513
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (g)(i)	1,400,562	11,426
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(g)	771,000	610,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 99,071	$ 103,327
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (g)(i)	56,603	50
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(g)(i)	195,142	245
Series 2003-C4 Class A4, 5.137% 8/15/36	519,143	532,700
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(g)	82,000	76,769
Class C:
0.4095% 2/15/22 (c)(g)	212,546	196,863
0.5095% 2/15/22 (c)(g)	75,912	68,792
Class F, 0.5595% 2/15/22 (c)(g)	151,805	136,050
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (g)(i)	3,133,099	17,514
Class B, 5.487% 2/15/40 (c)(g)	330,000	42,109
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	20,192	20,198
Freddie Mac pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,366,494	1,418,033
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	839,255	860,544
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,272,739
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(g)(i)	141,785	1,770
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	2,916,360	9,455
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4573% 5/10/40 (g)	290,000	300,267
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(g)	81,000	76,832
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	377,473	388,790
Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,233,785
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(g)(i)	4,110,174	21,163
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(g)	49,233	48,857
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2006-FL8A:
Class F, 0.6858% 6/6/20 (c)(g)	$ 95,176	$ 93,765
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(g)	800,889	799,137
Class C, 2.0056% 3/6/20 (c)(g)	236,000	233,742
Class D, 2.2018% 3/6/20 (c)(g)	467,000	462,619
Class F, 2.6334% 3/6/20 (c)(g)	19,000	18,833
Class G, 2.7903% 3/6/20 (c)(g)	10,000	9,912
Class H, 3.3004% 3/6/20 (c)(g)	7,000	6,956
Class J, 4.0852% 3/6/20 (c)(g)	11,000	10,953
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	92,823	93,171
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	102,397	103,951
Series 2007-GG10 Class A2, 5.778% 8/10/45	48,400	49,043
Series 2012-GC6 Class A1, 1.282% 1/10/45	208,088	210,066
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	169,405	169,424
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	409,417	413,028
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	230,556	239,379
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(g)	107,535	104,740
Class C, 0.4495% 11/15/18 (c)(g)	76,365	73,617
Class D, 0.4695% 11/15/18 (c)(g)	23,469	22,155
Class E, 0.5195% 11/15/18 (c)(g)	34,293	31,687
Class F, 0.5695% 11/15/18 (c)(g)	51,241	45,297
Class G, 0.5995% 11/15/18 (c)(g)	44,542	37,594
Class H, 0.7395% 11/15/18 (c)(g)	34,301	27,578
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	69,171	72,657
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (g)	429,675	442,527
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,007,758	1,015,865
Class A3, 5.42% 1/15/49	594,000	677,909
Series 2006-CB17 Class A3, 5.45% 12/12/43	56,960	57,120
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (g)	18,000	5,940
Class C, 5.7337% 2/12/49 (g)	48,000	10,080
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.7337% 2/12/49 (g)	$ 51,000	$ 10,455
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (c)(g)	112,000	5,076
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,450
Series 2006-C7 Class A2, 5.3% 11/15/38	125,759	127,955
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	32,192
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	118,044
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (g)(i)	920,913	6,337
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (g)(i)	344,025	2,055
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (g)(i)	13,869,586	90,804
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(g)	69,510	66,035
Class E, 0.5295% 9/15/21 (c)(g)	249,861	231,121
Class F, 0.5795% 9/15/21 (c)(g)	97,418	87,676
Class G, 0.5995% 9/15/21 (c)(g)	192,585	168,512
Class H, 0.6395% 9/15/21 (c)(g)	49,497	41,577
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(g)	188,000	123,561
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (g)	21,801	21,819
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (g)	229,276	229,095
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	158,310	166,506
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	85,160
Class A4, 5.378% 8/12/48	9,000	9,960
Class B, 5.479% 8/12/48	648,000	159,115
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	742,807	765,565
Series 2006-4 Class XP, 0.617% 12/12/49 (g)(i)	3,110,917	42,912
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	54,009
Series 2007-7 Class B, 5.7386% 6/12/50 (g)	19,000	1,311
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(g)	40,774	25,688
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (c)(g)	451,684	446,555
Class C, 0.4% 10/15/20 (c)(g)	124,000	112,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.43% 10/15/20 (c)(g)	$ 76,067	$ 67,319
Class E, 0.49% 10/15/20 (c)(g)	95,138	80,867
Class F, 0.54% 10/15/20 (c)(g)	57,094	47,388
Class G, 0.58% 10/15/20 (c)(g)	70,577	54,874
Class H, 0.67% 10/15/20 (c)(g)	44,426	28,877
Class J, 0.82% 10/15/20 (c)(g)	25,989	10,396
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	180,460	182,995
Series 2005-IQ9 Class A3, 4.54% 7/15/56	204,423	206,944
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(g)(i)	1,101,121	1,082
Series 2006-T23 Class A3, 5.809% 8/12/41 (g)	110,000	114,231
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	235,380	241,583
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	108,294	115,051
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	539,906
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (c)(g)	465,691	460,961
Class A2, 0.3595% 9/15/21 (c)(g)	380,000	359,100
Class E, 0.518% 9/15/21 (c)(g)	201,847	173,557
Class F, 0.578% 9/15/21 (c)(g)	214,060	175,495
Class G, 0.598% 9/15/21 (c)(g)	202,788	158,143
Class J, 0.838% 9/15/21 (c)(g)	45,086	29,750
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(g)	526,588	387,632
Class LXR1, 0.9395% 6/15/20 (c)(g)	26,316	22,810
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	601,122
Series 2007-C30:
Class A3, 5.246% 12/15/43	68,671	69,399
Class A4, 5.305% 12/15/43	64,000	68,811
Class A5, 5.342% 12/15/43	231,000	255,698
Series 2007-C32 Class A3, 5.7418% 6/15/49 (g)	367,000	416,679
Series 2005-C22 Class F, 5.3564% 12/15/44 (c)(g)	360,000	70,488
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	648,000	182,395
Class XP, 0.4723% 12/15/43 (c)(g)(i)	1,869,513	13,593
Series 2007-C31 Class C, 5.6821% 4/15/47 (g)	59,000	13,312
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 612,076	$ 634,986
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (g)	143,000	166,070
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,805,863)		34,839,438
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,602,180
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	927,526
Series 2011, 5.877% 3/1/19	75,000	83,851
TOTAL MUNICIPAL SECURITIES (Cost $2,497,709)		2,613,557
Foreign Government and Government Agency Obligations - 1.2%

Brazilian Federative Republic 4.875% 1/22/21	500,000	597,000
Hydro-Quebec 2% 6/30/16	2,500,000	2,618,750
New Brunswick Province 2.75% 6/15/18	1,300,000	1,402,800
Ontario Province 2.3% 5/10/16	2,820,000	2,974,254
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,225,138)		7,592,804
Bank Notes - 0.4%

National City Bank, Cleveland 0.5669% 3/1/13 (g)	1,729,000	1,731,281
Wachovia Bank NA 6% 11/15/17	570,000	682,721
TOTAL BANK NOTES (Cost $2,316,930)		2,414,002
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $4,961,917)	49,586	5,199,627
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $3,472,740)	3,472,740	$ 3,472,740
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $593,508,129)		627,671,567
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,383,426
NET ASSETS - 100%		$ 630,054,993
Swap Agreements
Expiration Date	Notional Amount (f)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(e)

Oct. 2034	$ 81,192	$ (36,983)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,388,856 or 9.4% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $116,968.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,007
Fidelity Specialized High Income Central Fund	316,066
Total	$ 322,073
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 316,066	$ 1,300,150	$ 5,199,627	1.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 242,931,037	$ -	$ 242,931,037	$ -
U.S. Government and Government Agency Obligations	225,899,009	-	225,899,009	-
U.S. Government Agency - Mortgage Securities	39,769,028	-	39,769,028	-
Asset-Backed Securities	50,945,835	-	49,764,406	1,181,429
Collateralized Mortgage Obligations	11,994,490	-	11,615,547	378,943
Commercial Mortgage Securities	34,839,438	-	31,676,264	3,163,174
Municipal Securities	2,613,557	-	2,613,557	-
Foreign Government and Government Agency Obligations	7,592,804	-	7,592,804	-
Bank Notes	2,414,002	-	2,414,002	-
Fixed-Income Funds	5,199,627	5,199,627	-	-
Money Market Funds	3,472,740	3,472,740	-	-
Total Investments in Securities:	$ 627,671,567	$ 8,672,367	$ 614,275,654	$ 4,723,546
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,983)	$ -	$ -	$ (36,983)
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,731,716
Total Realized Gain (Loss)	234,982
Total Unrealized Gain (Loss)	(487,910)
Cost of Purchases	3,098
Proceeds of Sales	(1,763,084)
Amortization/Accretion	231,357
Transfers in to Level 3	2,840,189
Transfers out of Level 3	(3,066,802)
Ending Balance	$ 4,723,546
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ (359,233)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	337,245
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (36,983)
Realized gain (loss) on Swap Agreements for the period	$ (336,519)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2012	$ (3,656)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,983)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.4%
United Kingdom	2.7%
Canada	2.1%
Netherlands	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $585,073,472)	$ 618,999,200
Fidelity Central Funds (cost $8,434,657)	8,672,367
Total Investments (cost $593,508,129)		$ 627,671,567
Receivable for investments sold		32,352
Receivable for swap agreements		230
Receivable for fund shares sold		523,425
Interest receivable		3,747,514
Distributions receivable from Fidelity Central Funds		859
Other receivables		145,540
Total assets		632,121,487

Liabilities
Payable for investments purchased	$ 362,861
Payable for fund shares redeemed	890,045
Distributions payable	109,505
Swap agreements, at value	36,983
Accrued management fee	165,246
Distribution and service plan fees payable	153,422
Other affiliated payables	110,101
Other payables and accrued expenses	238,331
Total liabilities		2,066,494

Net Assets		$ 630,054,993
Net Assets consist of:
Paid in capital		$ 629,919,882
Undistributed net investment income		2,281,939
Accumulated undistributed net realized gain (loss) on investments		(36,273,283)
Net unrealized appreciation (depreciation) on investments		34,126,455
Net Assets		$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($192,760,616 ÷ 16,486,703 shares)	$ 11.69

Maximum offering price per share (100/97.25 of $11.69)	$ 12.02
Class T: Net Asset Value and redemption price per share ($265,426,055 ÷ 22,688,544 shares)	$ 11.70

Maximum offering price per share (100/97.25 of $11.70)	$ 12.03
Class B: Net Asset Value and offering price per share ($5,208,780 ÷ 446,021 shares)A	$ 11.68

Class C: Net Asset Value and offering price per share ($65,425,393 ÷ 5,608,001 shares)A	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($101,234,149 ÷ 8,635,995 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 5,284
Interest		20,696,987
Income from Fidelity Central Funds		322,073
Total income		21,024,344

Expenses
Management fee	$ 1,986,509
Transfer agent fees	1,095,058
Distribution and service plan fees	1,856,087
Accounting and security lending fees	246,988
Custodian fees and expenses	29,385
Independent trustees' compensation	2,362
Registration fees	85,111
Audit	104,670
Legal	1,973
Miscellaneous	5,748
Total expenses before reductions	5,413,891
Expense reductions	(16)	5,413,875
Net investment income (loss)		15,610,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,907,607
Fidelity Central Funds	18,829
Swap agreements	(336,519)
Total net realized gain (loss)		15,589,917
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,951,590)
Assets and liabilities in foreign currencies	2,781
Swap agreements	337,245
Total change in net unrealized appreciation (depreciation)		(3,611,564)
Net gain (loss)		11,978,353
Net increase (decrease) in net assets resulting from operations		$ 27,588,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,610,469	$ 19,519,052
Net realized gain (loss)	15,589,917	16,567,374
Change in net unrealized appreciation (depreciation)	(3,611,564)	(9,619,670)
Net increase (decrease) in net assets resulting from operations	27,588,822	26,466,756
Distributions to shareholders from net investment income	(14,195,791)	(18,348,879)
Distributions to shareholders from net realized gain	-	(937,926)
Total distributions	(14,195,791)	(19,286,805)
Share transactions - net increase (decrease)	(5,031,239)	(96,763,897)
Total increase (decrease) in net assets	8,361,792	(89,583,946)

Net Assets
Beginning of period	621,693,201	711,277,147
End of period (including undistributed net investment income of $2,281,939 and undistributed net investment income of $3,252,596, respectively)	$ 630,054,993	$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.289	.344	.416	.435	.457
Net realized and unrealized gain (loss)	.215	.163	.793	.149	(.319)
Total from investment operations	.504	.507	1.209	.584	.138
Distributions from net investment income	(.264)	(.322)	(.372)	(.414)	(.468)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.264)	(.337)	(.409)	(.414)	(.468)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Total Return A,B	4.46%	4.59%	11.77%	6.05%	1.28%
Ratios to Average Net Assets D,F
Expenses before reductions	.83%	.83%	.85%	.87%	.85%
Expenses net of fee waivers, if any	.83%	.83%	.85%	.87%	.85%
Expenses net of all reductions	.83%	.83%	.85%	.87%	.85%
Net investment income (loss)	2.52%	3.06%	3.84%	4.45%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,761	$ 187,442	$ 211,123	$ 195,407	$ 216,683
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.292	.348	.420	.440	.462
Net realized and unrealized gain (loss)	.225	.153	.803	.139	(.310)
Total from investment operations	.517	.501	1.223	.579	.152
Distributions from net investment income	(.267)	(.326)	(.376)	(.419)	(.472)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.267)	(.341)	(.413)	(.419)	(.472)
Net asset value, end of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Total Return A,B	4.57%	4.53%	11.90%	6.00%	1.41%
Ratios to Average Net Assets D,F
Expenses before reductions	.80%	.80%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.80%	.80%	.81%	.82%	.82%
Expenses net of all reductions	.80%	.80%	.81%	.82%	.82%
Net investment income (loss)	2.54%	3.09%	3.87%	4.50%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,426	$ 274,215	$ 314,110	$ 290,428	$ 344,229
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.206	.264	.339	.369	.385
Net realized and unrealized gain (loss)	.225	.154	.794	.150	(.318)
Total from investment operations	.431	.418	1.133	.519	.067
Distributions from net investment income	(.181)	(.243)	(.296)	(.349)	(.397)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.181)	(.258)	(.333)	(.349)	(.397)
Net asset value, end of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Total Return A,B	3.81%	3.77%	11.00%	5.35%	.60%
Ratios to Average Net Assets D,F
Expenses before reductions	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	1.79%	2.35%	3.13%	3.78%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,209	$ 7,018	$ 10,941	$ 11,753	$ 15,141
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.204	.262	.338	.364	.378
Net realized and unrealized gain (loss)	.225	.154	.794	.150	(.317)
Total from investment operations	.429	.416	1.132	.514	.061
Distributions from net investment income	(.179)	(.241)	(.295)	(.344)	(.391)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.179)	(.256)	(.332)	(.344)	(.391)
Net asset value, end of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Total Return A,B	3.79%	3.76%	11.00%	5.31%	.54%
Ratios to Average Net Assets D,F
Expenses before reductions	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of fee waivers, if any	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of all reductions	1.57%	1.56%	1.56%	1.59%	1.59%
Net investment income (loss)	1.78%	2.33%	3.12%	3.73%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,425	$ 63,435	$ 80,043	$ 63,750	$ 52,529
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.319	.373	.447	.468	.494
Net realized and unrealized gain (loss)	.213	.163	.802	.139	(.311)
Total from investment operations	.532	.536	1.249	.607	.183
Distributions from net investment income	(.292)	(.351)	(.402)	(.447)	(.503)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.292)	(.366)	(.439)	(.447)	(.503)
Net asset value, end of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Total Return A	4.71%	4.85%	12.15%	6.30%	1.71%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.58%	.57%	.54%	.53%
Expenses net of fee waivers, if any	.58%	.58%	.57%	.54%	.53%
Expenses net of all reductions	.58%	.58%	.57%	.54%	.53%
Net investment income (loss)	2.77%	3.32%	4.11%	4.78%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,234	$ 89,583	$ 95,061	$ 78,372	$ 362,708
Portfolio turnover rate D	129%	108% F	107% F	73% F	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,269,953
Gross unrealized depreciation	(2,180,282)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,089,671

Tax Cost	$ 603,581,896

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (22,852,869)
Net unrealized appreciation (depreciation)	$ 24,052,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (4,092,917)
2018	(18,759,952)
Total capital loss carryforward	$ (22,852,869)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011

Ordinary Income	$ 14,195,791	$ 19,286,805

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (336,519)	$ 337,245

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and

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5. Derivative Instruments - continued

Swap Agreements - continued

recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $104,828,842 and $91,228,064, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 477,788	$ 16,765
Class T	-%	.25%	674,316	1,221
Class B	.65%	.25%	55,125	39,845
Class C	.75%	.25%	648,858	81,888
			$ 1,856,087	$ 139,719

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,565
Class T	6,497
Class B*	5,873
Class C*	9,189
$ 38,124

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 353,544.19
Class T	429,332.16
Class B	15,931.26
Class C	115,492.18
Institutional Class	180,759.19
	$ 1,095,058

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,771 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types

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9. Security Lending - continued

of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $17,266.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 4,384,784	$ 5,532,975
Class T	6,258,120	8,298,201
Class B	97,338	185,526
Class C	1,010,197	1,454,482
Institutional Class	2,445,352	2,877,695
Total	$ 14,195,791	$ 18,348,879
From net realized gain
Class A	$ -	$ 277,121
Class T	-	415,972
Class B	-	14,010
Class C	-	104,258
Institutional Class	-	126,565
Total	$ -	$ 937,926

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	4,921,704	4,404,009	$ 56,545,464	$ 49,603,576
Reinvestment of distributions	314,093	419,543	3,613,245	4,719,208
Shares redeemed	(5,123,272)	(7,163,345)	(58,883,551)	(80,194,309)
Net increase (decrease)	112,525	(2,339,793)	$ 1,275,158	$ (25,871,525)

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class T
Shares sold	7,233,970	6,304,457	$ 83,035,227	$ 70,986,556
Reinvestment of distributions	517,399	733,623	5,955,060	8,253,801
Shares redeemed	(9,003,581)	(10,924,752)	(103,500,030)	(122,319,193)
Net increase (decrease)	(1,252,212)	(3,886,672)	$ (14,509,743)	$ (43,078,836)
Class B
Shares sold	116,051	130,207	$ 1,328,317	$ 1,474,556
Reinvestment of distributions	7,572	16,164	86,917	181,551
Shares redeemed	(291,361)	(503,441)	(3,339,311)	(5,638,256)
Net increase (decrease)	(167,738)	(357,070)	$ (1,924,077)	$ (3,982,149)
Class C
Shares sold	1,466,208	1,492,562	$ 16,778,041	$ 16,820,363
Reinvestment of distributions	71,373	110,942	819,120	1,245,103
Shares redeemed	(1,482,787)	(3,159,856)	(16,987,687)	(35,300,044)
Net increase (decrease)	54,794	(1,556,352)	$ 609,474	$ (17,234,578)
Institutional Class
Shares sold	2,368,506	2,701,789	$ 27,240,632	$ 30,352,013
Reinvestment of distributions	190,054	239,277	2,192,530	2,696,942
Shares redeemed	(1,728,351)	(3,540,888)	(19,915,213)	(39,645,764)
Net increase (decrease)	830,209	(599,822)	$ 9,517,949	$ (6,596,809)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,890,521 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-UANN-1012
1.784752.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.71%	5.89%	4.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Institutional Class shares returned 4.71%, versus 4.04% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds helped lift the fund's performance versus the index. An emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - contributed the most, followed by securities issued by electric and natural gas utilities. Elsewhere, out-of-benchmark positions in CMBS and government-agency-backed collateralized mortgage obligations also bolstered the fund's return, as did our choices among Treasuries. A modest allocation to government-agency MBS provided a further boost to results. On the downside, underweighted exposure to government-agency-backed debentures and non-U.S. government bonds detracted, as these sectors generally outperformed the index. While our positioning in corporate bonds was helpful overall, our industrials holdings modestly hurt, pulled down by investments in the capital goods, basic industry and technology categories.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.82%
Actual		$ 1,000.00	$ 1,027.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17
Class T	.79%
Actual		$ 1,000.00	$ 1,027.50	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01
Class B	1.53%
Actual		$ 1,000.00	$ 1,023.70	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Class C	1.56%
Actual		$ 1,000.00	$ 1,023.70	$ 7.94
HypotheticalA		$ 1,000.00	$ 1,017.29	$ 7.91
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,028.60	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 43.4%	U.S. Government and U.S. Government Agency Obligations† 46.2%
AAA 12.4%	AAA 14.0%
AA 5.0%	AA 7.1%
A 13.3%	A 9.3%
BBB 22.6%	BBB 19.2%
BB and Below 2.0%	BB and Below 2.3%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	4.4	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 39.3%		Corporate Bonds 35.2%
	U.S. Government and U.S. Government Agency Obligations† 43.4%		U.S. Government and U.S. Government Agency Obligations† 46.2%
	Asset-Backed Securities 8.1%		Asset-Backed Securities 9.0%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.6%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	10.6%	**Foreign investments	9.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,198,036
Automobiles - 0.6%
Daimler Finance North America LLC:
1.3% 7/31/15 (c)	1,260,000	1,261,320
1.65% 4/10/15 (c)	620,000	628,011
1.95% 3/28/14 (c)	790,000	799,404
Volkswagen International Finance NV 1.625% 3/22/15 (c)	1,180,000	1,194,519
		3,883,254
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	557,481
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	326,000	370,943
5.15% 3/1/20	693,000	825,330
5.7% 5/15/18	42,000	50,815
COX Communications, Inc. 4.625% 6/1/13	674,000	694,108
Discovery Communications LLC:
3.7% 6/1/15	875,000	938,032
5.05% 6/1/20	322,000	375,648
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,664
5.15% 4/30/20	1,000,000	1,180,928
News America, Inc.:
5.3% 12/15/14	132,000	145,117
6.9% 3/1/19	750,000	948,869
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,180,475
6.2% 7/1/13	404,000	422,537
6.75% 7/1/18	1,141,000	1,427,823
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,490
4.875% 3/15/20	731,000	844,371
5.875% 11/15/16	685,000	811,105
Viacom, Inc.:
3.5% 4/1/17	455,000	494,347
6.125% 10/5/17	679,000	819,016
		11,625,618
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,135,470
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	494,000	519,850
Home Depot, Inc. 4.4% 4/1/21	610,000	722,493
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	865,230
Staples, Inc. 7.375% 10/1/12	1,352,000	1,358,275
		3,465,848
TOTAL CONSUMER DISCRETIONARY		21,865,707
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	657,413
1.5% 7/14/14	551,000	560,875
2.5% 3/26/13	1,453,000	1,469,442
5.375% 11/15/14	111,000	122,373
Beam, Inc. 1.875% 5/15/17	129,000	131,754
Diageo Capital PLC 1.5% 5/11/17	385,000	392,306
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	563,829
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	530,787
6.375% 6/15/14	272,000	297,511
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,104,263
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	1,280,000	1,337,562
The Coca-Cola Co. 3.15% 11/15/20	80,000	87,215
		7,255,330
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	705,364
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	857,718
		1,563,082
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (c)	106,000	128,853
General Mills, Inc. 5.2% 3/17/15	650,000	722,491
Kraft Foods Group, Inc. 2.25% 6/5/17 (c)	610,000	628,812
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	793,690
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 140,000	$ 172,151
6.75% 2/19/14	82,000	89,223
		2,535,220
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	620,000	618,237
9.7% 11/10/18	1,342,000	1,926,781
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,167,393
Reynolds American, Inc. 6.75% 6/15/17	513,000	621,523
		4,333,934
TOTAL CONSUMER STAPLES		15,687,566
ENERGY - 4.5%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	468,000	471,729
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	694,385
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	905,870
Halliburton Co. 6.15% 9/15/19	425,000	528,029
Noble Holding International Ltd. 2.5% 3/15/17	262,000	268,979
Weatherford International Ltd.:
4.95% 10/15/13	303,000	315,648
5.15% 3/15/13	1,469,000	1,500,149
		4,684,789
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	52,043
6.375% 9/15/17	555,000	663,693
Apache Corp. 1.75% 4/15/17	172,000	177,221
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	657,326
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	795,487
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	784,532
Duke Capital LLC 6.25% 2/15/13	151,000	154,646
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	228,182
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,053
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	656,589
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	539,428
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
1.25% 8/13/15	$ 480,000	$ 483,421
4.05% 2/15/22	610,000	666,356
5.6% 10/15/14	339,000	371,314
5.65% 4/1/13	105,000	107,662
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,363
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	928,304
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	904,627
Nexen, Inc. 5.2% 3/10/15	158,000	171,974
Petro-Canada 6.05% 5/15/18	326,000	397,409
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	644,301
5.75% 1/20/20	816,000	919,557
7.875% 3/15/19	647,000	802,230
Petroleos Mexicanos:
4.875% 1/24/22 (c)	700,000	785,750
6% 3/5/20	59,000	70,358
Phillips 66 2.95% 5/1/17 (c)	1,260,000	1,322,463
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	405,394
4.25% 9/1/12	1,045,000	1,045,000
5.75% 1/15/20	962,000	1,155,659
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	329,000
5.832% 9/30/16 (c)	191,997	209,277
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	487,190
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,000,000	1,000,917
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	906,051
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	32,287
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,154,851
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,274,224
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	517,118
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	458,792
Western Gas Partners LP 5.375% 6/1/21	600,000	666,378
XTO Energy, Inc.:
5% 1/31/15	264,000	293,023
5.65% 4/1/16	181,000	212,812
		23,480,262
TOTAL ENERGY		28,165,051
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 18.9%
Capital Markets - 2.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 374,000	$ 417,523
BlackRock, Inc. 4.25% 5/24/21	650,000	732,445
Goldman Sachs Group, Inc.:
3.3% 5/3/15	620,000	640,054
3.7% 8/1/15	712,000	745,898
5.25% 7/27/21	750,000	797,991
5.95% 1/18/18	1,693,000	1,904,574
6.15% 4/1/18	402,000	457,148
Lazard Group LLC:
6.85% 6/15/17	669,000	754,702
7.125% 5/15/15	239,000	262,261
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,452
6.875% 4/25/18	726,000	846,954
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,350,961
4.75% 4/1/14	138,000	142,041
5.45% 1/9/17	200,000	210,359
5.625% 9/23/19	112,000	115,957
5.75% 1/25/21	647,000	668,544
5.95% 12/28/17	383,000	409,825
6% 4/28/15	130,000	138,497
7.3% 5/13/19	603,000	680,466
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	1,200,000	1,255,644
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,313,351
		13,890,647
Commercial Banks - 6.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	748,880
Bank of Montreal 2.5% 1/11/17	640,000	677,284
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,700,094
BB&T Corp.:
2.05% 4/28/14	750,000	766,541
3.95% 3/22/22	940,000	1,015,258
BNP Paribas 2.125% 12/21/12	380,000	380,714
Comerica, Inc. 3% 9/16/15	2,000	2,101
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	641,365
2.9% 9/17/14 (c)	3,000,000	3,139,380
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,782,645
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	930,751
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.5% 3/15/22	$ 700,000	$ 727,838
3.625% 1/25/16	361,000	388,426
4.5% 6/1/18	63,000	68,348
8.25% 3/1/38	68,000	95,067
Fifth Third Bank 4.75% 2/1/15	308,000	328,344
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	7,000	7,000
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	723,841
HBOS PLC 6.75% 5/21/18 (c)	509,000	502,250
HSBC Holdings PLC:
4% 3/30/22	567,000	608,325
5.1% 4/5/21	610,000	702,128
Huntington Bancshares, Inc. 7% 12/15/20	180,000	214,867
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,316,419
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,074,736
KeyBank NA 5.8% 7/1/14	1,101,000	1,179,902
KeyCorp. 5.1% 3/24/21	622,000	717,168
Marshall & Ilsley Bank:
5% 1/17/17	778,000	872,180
5.25% 9/4/12	6,000	6,000
National Australia Bank Ltd. 2% 3/9/15	630,000	641,899
National Bank of Canada 1.5% 6/26/15	830,000	845,085
PNC Funding Corp. 3.625% 2/8/15	717,000	763,475
Rabobank (Netherlands) NV:
1.85% 1/10/14	1,720,000	1,740,669
2.125% 10/13/15	278,000	284,669
Regions Bank 7.5% 5/15/18	250,000	291,250
Regions Financial Corp.:
5.75% 6/15/15	4,000	4,250
7.75% 11/10/14	20,000	22,154
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	950,836
SunTrust Banks, Inc.:
3.5% 1/20/17	640,000	670,467
3.6% 4/15/16	525,000	554,790
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,246,190
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,296,907
Union Bank NA 2.125% 6/16/17	700,000	712,522
UnionBanCal Corp. 5.25% 12/16/13	115,000	120,393
Wachovia Corp. 5.625% 10/15/16	590,000	679,402
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.25% 2/13/15	$ 2,229,000	$ 2,251,636
3.5% 3/8/22	700,000	746,491
3.676% 6/15/16	620,000	674,510
Westpac Banking Corp.:
1.85% 12/9/13	687,000	695,612
2% 8/14/17	1,121,000	1,132,977
		39,644,036
Consumer Finance - 2.3%
American Express Credit Corp.:
2.75% 9/15/15	1,561,000	1,647,803
2.8% 9/19/16	599,000	637,795
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,331,711
2.15% 3/23/15	620,000	634,998
3.15% 7/15/16	605,000	642,209
7.375% 5/23/14	232,000	256,149
Discover Financial Services:
5.2% 4/27/22	93,000	98,917
6.45% 6/12/17	399,000	452,053
Ford Motor Credit Co. LLC:
2.75% 5/15/15	930,000	942,047
3% 6/12/17	1,000,000	1,003,819
General Electric Capital Corp.:
2.15% 1/9/15	936,000	964,523
2.25% 11/9/15	886,000	916,490
2.9% 1/9/17	640,000	678,267
2.95% 5/9/16	255,000	269,320
3.35% 10/17/16	610,000	656,041
3.5% 6/29/15	1,263,000	1,346,016
6.375% 11/15/67 (g)	1,275,000	1,343,531
HSBC USA, Inc. 2.375% 2/13/15	511,000	523,595
		14,345,284
Diversified Financial Services - 3.0%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	241,896
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,308,441
5.75% 12/1/17	1,150,000	1,285,988
5.875% 1/5/21	980,000	1,102,162
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
2.248% 11/1/16	$ 620,000	$ 648,219
3.125% 10/1/15	60,000	64,178
3.2% 3/11/16	610,000	654,406
3.245% 5/6/22	620,000	660,917
Capital One Capital V 10.25% 8/15/39	140,000	144,200
Citigroup, Inc.:
3.953% 6/15/16	610,000	643,457
4.5% 1/14/22	1,190,000	1,258,575
4.75% 5/19/15	1,605,000	1,723,022
5.125% 5/5/14	239,000	252,538
6.125% 5/15/18	38,000	44,076
6.5% 8/19/13	1,750,000	1,840,470
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,327,455
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	635,263
3.4% 6/24/15	2,482,000	2,626,025
4.5% 1/24/22	640,000	711,181
5.4% 1/6/42	266,000	318,209
TECO Finance, Inc.:
4% 3/15/16	171,000	185,421
5.15% 3/15/20	252,000	293,732
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	980,635
		18,950,466
Insurance - 2.4%
American International Group, Inc.:
3% 3/20/15	310,000	318,855
4.25% 9/15/14	970,000	1,019,861
4.875% 6/1/22	604,000	658,805
Aon Corp.:
3.5% 9/30/15	911,000	960,545
5% 9/30/20	600,000	688,038
Assurant, Inc. 5.625% 2/15/14	332,000	346,942
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,377
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	635,195
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	259,000	264,180
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	305,440
5.375% 3/15/17	18,000	19,690
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 599,000	$ 629,096
6.5% 3/15/35 (c)	104,000	111,638
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	405,519
MetLife, Inc.:
2.375% 2/6/14	876,000	896,295
4.125% 8/13/42	600,000	610,267
5% 6/15/15	175,000	194,399
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	779,402
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	391,220
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	653,447
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	61,809
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,251,775
Pacific LifeCorp 6% 2/10/20 (c)	51,000	56,794
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	643,658
4.5% 11/15/20	700,000	764,405
5.15% 1/15/13	73,000	74,182
5.4% 6/13/35	68,000	72,088
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	29,000	27,581
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	970,433
Unum Group:
5.625% 9/15/20	370,000	408,703
7.125% 9/30/16	704,000	819,863
		15,130,502
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	199,210
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	56,130
Boston Properties, Inc. 3.85% 2/1/23	420,000	439,682
BRE Properties, Inc. 5.5% 3/15/17	61,000	69,250
Camden Property Trust:
5.375% 12/15/13	326,000	342,192
5.875% 11/30/12	102,000	103,184
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	310,853
7.5% 4/1/17	389,000	455,367
Duke Realty LP:
4.625% 5/15/13	122,000	124,470
5.4% 8/15/14	498,000	531,283
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 1,166,000	$ 1,201,346
6.75% 3/15/20	35,000	42,177
8.25% 8/15/19	7,000	8,853
Equity One, Inc.:
6% 9/15/17	131,000	145,759
6.25% 12/15/14	62,000	67,211
6.25% 1/15/17	74,000	82,527
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	89,335
5.9% 4/1/20	5,000	5,985
6.2% 1/15/17	94,000	109,401
HRPT Properties Trust:
5.75% 11/1/15	211,000	221,643
6.25% 6/15/17	186,000	204,158
6.65% 1/15/18	95,000	105,419
UDR, Inc. 5.5% 4/1/14	1,107,000	1,167,824
Washington (REIT) 5.25% 1/15/14	30,000	31,308
		6,114,567
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	389,000	402,828
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,045,122
4.25% 7/15/22	277,000	289,148
6.125% 4/15/20	6,000	6,999
Brandywine Operating Partnership LP 5.7% 5/1/17	369,000	403,012
ERP Operating LP:
4.625% 12/15/21	630,000	722,589
4.75% 7/15/20	446,000	505,174
5.375% 8/1/16	240,000	273,331
5.5% 10/1/12	384,000	385,270
5.75% 6/15/17	1,003,000	1,181,830
Liberty Property LP:
4.125% 6/15/22	301,000	312,337
4.75% 10/1/20	1,045,000	1,138,698
5.125% 3/2/15	170,000	182,651
5.5% 12/15/16	260,000	291,619
6.625% 10/1/17	582,000	684,018
Mack-Cali Realty LP:
4.5% 4/18/22	185,000	196,100
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19	$ 64,000	$ 78,625
Post Apartment Homes LP 6.3% 6/1/13	571,000	587,275
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	192,810
5.5% 1/15/14 (c)	144,000	147,467
5.7% 4/15/17 (c)	295,000	308,534
Regency Centers LP:
4.95% 4/15/14	92,000	96,530
5.25% 8/1/15	322,000	350,479
5.875% 6/15/17	160,000	183,900
Simon Property Group LP:
2.8% 1/30/17	142,000	148,915
4.2% 2/1/15	234,000	249,583
5.3% 5/30/13	12,000	12,347
Tanger Properties LP:
6.125% 6/1/20	606,000	719,142
6.15% 11/15/15	115,000	128,383
		11,224,716
TOTAL FINANCIALS		119,300,218
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	530,249
Celgene Corp. 2.45% 10/15/15	56,000	57,967
		588,216
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	308,736
6.3% 8/15/14	546,000	591,816
Express Scripts, Inc.:
3.125% 5/15/16	555,000	590,084
6.25% 6/15/14	299,000	326,666
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,159,104
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	833,830
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.125% 5/15/22	$ 620,000	$ 618,026
4.35% 8/15/20	760,000	831,844
		5,260,106
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	421,041
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,063,862
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,236
		1,555,139
TOTAL HEALTH CARE		7,403,461
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	55,860
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	410,487
6.795% 2/2/20	19,578	19,578
6.9% 7/2/19	118,308	127,926
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	235,224
8.36% 1/20/19	186,197	202,024
		995,239
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
3.2% 6/15/22	620,000	657,245
6% 10/15/17	442,000	537,676
		1,194,921
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,340,654
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	637,227
TOTAL INDUSTRIALS		4,223,901
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	644,569
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 526,000	$ 561,048
6% 10/1/12	673,000	675,631
6.55% 10/1/17	356,000	430,408
		1,667,087
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,197,363
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,143,286
TOTAL INFORMATION TECHNOLOGY		5,652,305
MATERIALS - 1.0%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	594,000	650,801
4.25% 11/15/20	321,000	353,541
7.6% 5/15/14	80,000	88,779
		1,093,121
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	353,916
Metals & Mining - 0.7%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,006,679
9.375% 4/8/14 (c)	459,000	514,771
9.375% 4/8/19 (c)	630,000	839,372
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	630,000	679,833
6.375% 11/30/12 (c)	302,000	305,457
Rio Tinto Finance USA PLC 1.625% 8/21/17	940,000	940,533
Vale Overseas Ltd. 6.25% 1/23/17	403,000	462,023
		4,748,668
TOTAL MATERIALS		6,195,705
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	406,341
AT&T, Inc. 2.5% 8/15/15	562,000	591,520
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc. 6.15% 9/15/19	$ 592,000	$ 644,580
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	965,964
5.25% 7/22/13	370,000	384,446
France Telecom SA 2.125% 9/16/15	220,000	225,087
Qwest Corp. 3.7179% 6/15/13 (g)	1,080,000	1,087,048
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,034,947
Telefonica Emisiones SAU 3.729% 4/27/15	1,278,000	1,242,855
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,338,190
3% 4/1/16	621,000	669,367
		8,590,345
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16	646,000	670,887
3.125% 7/16/22	434,000	445,204
3.625% 3/30/15	600,000	640,709
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	720,851
4.75% 10/1/14	1,360,000	1,461,920
5.875% 10/1/19	34,000	39,988
Vodafone Group PLC:
4.15% 6/10/14	346,000	366,992
5% 12/16/13	398,000	420,633
		4,767,184
TOTAL TELECOMMUNICATION SERVICES		13,357,529
UTILITIES - 3.3%
Electric Utilities - 2.0%
Ameren Illinois Co. 6.125% 11/15/17	62,000	73,098
AmerenUE 6.4% 6/15/17	519,000	622,930
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	752,869
Commonwealth Edison Co. 4% 8/1/20	600,000	680,128
Duke Capital LLC 5.668% 8/15/14	357,000	384,809
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	55,474
Edison International 3.75% 9/15/17	431,000	460,855
EDP Finance BV 5.375% 11/2/12 (c)	1,001,000	1,005,505
Exelon Corp. 4.9% 6/15/15	415,000	454,474
FirstEnergy Corp. 7.375% 11/15/31	55,000	72,577
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 160,000	$ 170,848
6.05% 8/15/21	655,000	728,888
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	483,906
3.75% 11/15/20	2,000	2,071
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,949,457
6.5% 8/1/18	273,000	342,230
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,047,711
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	102,293
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	132,090
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	469,675
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	740,058
Progress Energy, Inc. 4.4% 1/15/21	732,000	827,280
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	281,547
Tampa Electric Co.:
4.1% 6/15/42	108,000	115,628
5.4% 5/15/21	238,000	295,752
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	116,692
		12,368,845
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	201,767
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	244,268
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,572,182
PSEG Power LLC 2.75% 9/15/16	148,000	154,414
		1,970,864
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	801,913
Dominion Resources, Inc.:
2.7606% 9/30/66 (g)	651,000	592,684
7.5% 6/30/66 (g)	567,000	613,069
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	496,877
National Grid PLC 6.3% 8/1/16	248,000	286,496
NiSource Finance Corp.:
3.85% 2/15/23	700,000	726,086
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 402,000	$ 463,477
5.4% 7/15/14	234,000	251,519
5.45% 9/15/20	43,000	49,136
6.4% 3/15/18	230,000	275,324
Sempra Energy 2.3% 4/1/17	1,435,000	1,500,864
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	480,673
		6,538,118
TOTAL UTILITIES		21,079,594
TOTAL NONCONVERTIBLE BONDS (Cost $224,014,876)		242,931,037
U.S. Government and Government Agency Obligations - 35.9%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 5/27/15	235,000	235,803
0.5% 7/2/15	3,554,000	3,565,981
0.5% 9/28/15	2,102,000	2,108,085
0.75% 12/19/14	183,000	184,745
1.625% 10/26/15	1,941,000	2,019,546
Freddie Mac:
0.75% 11/25/14	1,014,000	1,023,702
1% 7/30/14	1,232,000	1,248,389
1% 8/27/14	2,210,000	2,242,350
1% 9/29/17	4,791,000	4,839,907
1.75% 9/10/15	980,000	1,020,080
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,488,588
U.S. Treasury Obligations - 32.8%
U.S. Treasury Notes:
0.125% 7/31/14	847,000	845,346
0.75% 6/30/17	10,000,000	10,084,380
0.875% 11/30/16	16,269,000	16,544,808
0.875% 4/30/17	28,446,000	28,877,128
0.875% 7/31/19	59,869,000	59,424,646
1% 9/30/16	7,613,000	7,783,699
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 7/31/15	$ 11,879,000	$ 12,378,286
1.75% 5/15/22	8,769,000	8,952,605
1.875% 9/30/17	12,226,000	12,988,218
2% 2/15/22	25,078,000	26,245,682
3% 9/30/16	11,517,000	12,704,691
3.125% 1/31/17 (d)	8,719,000	9,712,827
TOTAL U.S. TREASURY OBLIGATIONS		206,542,316
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	868,105
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $221,019,773)		225,899,009
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 4.6%
2.192% 10/1/35 (g)	57,787	61,116
2.225% 10/1/33 (g)	47,398	49,935
2.234% 3/1/35 (g)	34,239	36,189
2.26% 2/1/33 (g)	43,500	45,840
2.262% 12/1/34 (g)	41,659	43,979
2.304% 10/1/33 (g)	20,538	21,718
2.315% 7/1/35 (g)	20,191	21,362
2.332% 3/1/35 (g)	23,912	25,585
2.363% 12/1/33 (g)	1,274,913	1,358,873
2.375% 7/1/35 (g)	141,101	150,488
2.422% 10/1/33 (g)	49,061	52,616
2.425% 3/1/35 (g)	6,058	6,273
2.458% 7/1/34 (g)	23,249	24,704
2.558% 6/1/36 (g)	34,587	37,094
2.589% 5/1/35 (g)	94,016	101,042
2.641% 4/1/35 (g)	784,391	838,369
2.692% 11/1/36 (g)	262,657	282,204
2.703% 7/1/35 (g)	222,825	239,328
2.777% 7/1/37 (g)	73,594	79,071
3% 7/1/21 to 11/1/21	8,253,608	8,720,130
3.183% 1/1/40 (g)	423,828	443,672
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.474% 3/1/40 (g)	$ 319,617	$ 335,676
3.5% 12/1/25	8,923,165	9,487,221
3.526% 12/1/39 (g)	127,126	133,748
3.604% 3/1/40 (g)	443,154	466,202
4% 8/1/18	464,050	496,261
4.5% 8/1/18 to 3/1/35	872,623	941,477
5.5% 11/1/34	2,689,330	2,974,231
6% 5/1/16 to 4/1/17	143,321	152,306
6.5% 12/1/13 to 11/1/17	410,658	440,553
7% 10/1/12 to 6/1/33	654,867	747,790
7.5% 8/1/17 to 3/1/28	191,171	222,800
8.5% 5/1/21 to 9/1/25	37,201	43,200
9.5% 2/1/25	2,626	2,800
10.5% 8/1/20	10,230	12,025
12.5% 12/1/13 to 4/1/15	3,428	3,694
TOTAL FANNIE MAE		29,099,572
Freddie Mac - 1.7%
2.373% 1/1/35 (g)	73,972	78,980
2.405% 4/1/35 (g)	382,469	407,657
3% 8/1/21	1,193,014	1,261,845
3.135% 3/1/33 (g)	5,884	6,200
3.454% 10/1/35 (g)	49,885	53,605
3.573% 4/1/40 (g)	234,281	245,506
3.574% 4/1/40 (g)	287,212	301,858
3.623% 2/1/40 (g)	564,434	593,174
4.5% 8/1/18	925,044	992,940
5% 3/1/19	1,500,920	1,620,877
5.5% 3/1/34 to 7/1/35	4,386,400	4,835,094
8.5% 9/1/24 to 8/1/27	44,961	53,830
11.5% 10/1/15	1,409	1,492
TOTAL FREDDIE MAC		10,453,058
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	145,717	168,501
7.5% 2/15/28 to 10/15/28	4,102	4,795
8% 6/15/24	193	224
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 10/15/21	$ 34,441	$ 39,913
11% 7/20/19 to 8/20/19	2,632	2,965
TOTAL GINNIE MAE		216,398
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,483,157)		39,769,028
Asset-Backed Securities - 8.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (g)	84,375	65,000
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (g)	52,794	43,070
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (g)	9,235	8,797
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(g)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	268,447	270,156
Series 2009-B Class A3, 1.98% 10/15/13 (c)	103,542	103,632
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,137,064
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	577,584
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,936
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,120,064
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	602,709
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	773,553
Series 2012-1 Class A2, 0.71% 9/15/14	814,053	815,513
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	323,247
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,300,914
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,259,905
Series 2011-5 Class A1, 0.8895% 6/15/15 (g)	1,240,000	1,242,994
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,272,411
Series 2012-2 Class A, 0.7395% 3/15/16 (g)	700,000	700,604
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,252,272
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	873,161
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,540
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	917,742
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	332,138
Series 2011-4 Class A/S, 0.92% 3/9/15	624,371	625,440
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-5 Class A2, 1.19% 8/8/15	$ 231,886	$ 232,786
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	382,414
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (g)	8,845	6,670
Series 2004-R2 Class M3, 0.7855% 4/25/34 (g)	12,430	4,930
Series 2005-R2 Class M1, 0.6855% 4/25/35 (g)	176,341	157,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (g)	4,092	3,268
Series 2004-W11 Class M2, 0.9355% 11/25/34 (g)	63,962	44,984
Series 2004-W7 Class M1, 0.7855% 5/25/34 (g)	185,706	131,835
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (g)	148,420	44,856
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (g)	200,628	165,195
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (g)	8,146	61
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	380,000	383,019
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(g)	842,000	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	219,520	221,196
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3605% 2/25/35 (g)	427,000	264,402
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	411,358
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (c)(g)	14,339	12,941
Class B, 0.987% 7/20/39 (c)(g)	30,070	13,456
Class C, 1.337% 7/20/39 (c)(g)	38,684	580
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (g)	205,465	81,841
Chase Issuance Trust Series 2011-A2 Class A2, 0.3295% 5/15/15 (g)	2,300,000	2,300,656
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	720,047
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,082,159
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	120,211	120,369
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (g)	16,078	15,959
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 36,015	$ 11,406
Series 2004-3 Class M4, 1.2055% 4/25/34 (g)	18,137	8,244
Series 2004-4 Class M2, 1.0305% 6/25/34 (g)	50,135	28,818
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,421,525
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (c)	780,000	782,498
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (g)	4,436	2,766
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (g)	33,155	20,437
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	24,052	24,056
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,084,364
Series 2012-A Class A3, 0.85% 1/15/15	400,000	401,488
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	437,140	446,506
Series 2009-D Class A4, 2.98% 8/15/14	690,000	697,613
Series 2010-B Class A4, 1.58% 9/15/15	1,360,000	1,379,683
Series 2011-B Class A4, 1.35% 12/15/16	510,000	518,517
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	646,653
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,344,262
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (g)	81,136	25,323
Class M4, 1.2555% 1/25/35 (g)	41,438	5,470
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(g)	335,000	137,786
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	102,508	98,920
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(g)	22,438	21,114
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(g)	207,821	178,801
Class B, 0.5195% 11/15/34 (c)(g)	75,404	52,152
Class C, 0.6195% 11/15/34 (c)(g)	124,447	70,913
Class D, 0.9895% 11/15/34 (c)(g)	47,204	14,663
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,201,618
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,569,209
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(g)	54,683	18,752
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(g)	$ 159,947	$ 153,805
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (g)	46,780	36,540
Series 2003-3 Class M1, 1.5255% 8/25/33 (g)	58,178	48,681
Series 2003-5 Class A2, 0.9355% 12/25/33 (g)	2,817	2,301
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	262,308
Series 2010-2 Class A4, 1.93% 8/18/16	1,670,000	1,692,248
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	336,634
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	837,967
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (g)	141,116	47,174
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	662,365
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,730
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (g)	25,000	346
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (g)	176,698	162,218
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (g)	44,285	39,819
Series 2006-A Class 2C, 1.6106% 3/27/42 (g)	392,000	18,647
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	1,475	1,482
Class C, 5.691% 10/20/28 (c)	737	740
Class D, 6.01% 10/20/28 (c)	7,927	7,933
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (g)	89,453	703
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	992,060	993,915
Series 2011-B Class A3, 1.07% 8/15/14 (c)	670,000	673,475
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,600
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (g)	20,474	13,032
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (g)	61,301	40,737
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (g)	136,148	122,845
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (g)	301,668	242,846
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (g)	4,895	3,857
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (g)	83,024	35,721
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (g)	$ 45,571	$ 27,444
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (g)	47,458	5,641
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	614,000	8,057
Series 2006-4 Class D, 1.3355% 5/25/32 (g)	300,000	30
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (g)	162,650	105,058
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,980
Series 2011-A Class A3, 1.04% 8/15/14	910,000	916,126
Series 2011-B Class A3, 0.92% 2/16/15	460,000	462,747
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	513,550
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(g)	64,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(g)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (g)	60,741	26,437
Class M4, 1.6855% 9/25/34 (g)	77,891	17,662
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (g)	126,217	72,130
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (g)	582	492
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	446,442	448,505
Series 2012-1 Class A2, 1.25% 4/15/15	516,787	519,105
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	422,640
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	499,540
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (g)	144,307	104,603
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(g)	47,659	46,638
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (g)	145,000	87,811
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (g)	7,259	2,470
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	59,209	60,706
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (g)	2,472	2,231
Asset-Backed Securities - continued
	Principal Amount	Value
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(g)	$ 312,781	$ 3,910
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	663,010	664,282
Class A4, 1.18% 10/20/15	200,000	201,146
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (c)(g)	203,978	134,626
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	514,084
TOTAL ASSET-BACKED SECURITIES (Cost $50,258,489)		50,945,835
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (c)(g)	509,803	511,533
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	101,114
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(g)	1,290	1,290
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (c)(g)	381,644	375,280
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	225,079	221,151
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (g)	25,291	19,095
Series 2006-1A:
Class A5, 0.377% 12/20/54 (c)(g)	613,195	597,865
Class C2, 1.437% 12/20/54 (c)(g)	578,000	436,390
Series 2006-2 Class C1, 1.177% 12/20/54 (g)	463,000	349,565
Series 2006-3 Class C2, 0.737% 12/20/54 (g)	128,000	96,640
Series 2006-4:
Class B1, 0.417% 12/20/54 (g)	521,000	475,413
Class C1, 0.997% 12/20/54 (g)	319,000	240,845
Class M1, 0.577% 12/20/54 (g)	137,000	119,190
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (g)	258,000	194,790
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (g)	$ 172,000	$ 149,640
Class 2C1, 1.197% 12/20/54 (g)	117,000	88,335
Class 2M1, 0.737% 12/20/54 (g)	222,000	193,140
Series 2007-2 Class 2C1, 1.098% 12/17/54 (g)	308,000	232,540
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (g)	287,568	282,435
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9051% 1/20/44 (g)	36,767	29,101
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (g)	749,172	734,076
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	252,041	266,608
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (g)	65,879	42,155
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (g)	126,867	99,521
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(g)	131,550	104,814
Class B6, 3.0903% 7/10/35 (c)(g)	218,848	173,015
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(g)	21,440	20,583
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	345,850	346,702
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	3,901	3,459
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (g)	273,912	235,521
TOTAL PRIVATE SPONSOR		6,741,806
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	38,028	40,635
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	127,131	134,951
Series 2004-86 Class KC, 4.5% 5/25/19	77,194	79,549
Series 2010-123 Class DL, 3.5% 11/25/25	371,995	386,778
Series 2010-143 Class B, 3.5% 12/25/25	579,610	606,570
Freddie Mac:
floater Series 3346 Class FA, 0.4695% 2/15/19 (g)	522,384	523,175
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 133,616	$ 142,036
Series 2363 Class PF, 6% 9/15/16	174,764	184,935
Series 3777 Class AC, 3.5% 12/15/25	1,163,750	1,219,522
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	474,956	487,780
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2010-53 Class FC, 1.057% 4/20/40 (g)	531,033	538,427
Series 2012-97 Class JF, 0.483% 8/16/42 (g)	910,000	908,326
TOTAL U.S. GOVERNMENT AGENCY		5,252,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,451,537)		11,994,490
Commercial Mortgage Securities - 5.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	890,000	928,550
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (g)	25,140	25,280
Class PS1, 1.2297% 2/14/43 (g)(i)	122,733	3,628
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (g)	177,979	188,296
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	319,362
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	472,176
Series 2007-4 Class A3, 5.7921% 2/10/51 (g)	211,845	220,328
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	12,513
Series 2007-3 Class A3, 5.6612% 6/10/49 (g)	361,000	368,031
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A4, 4.153% 11/10/38	231,220	237,633
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	120,936
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(g)	93,000	92,083
Class D, 0.5995% 3/15/22 (c)(g)	94,000	92,603
Class E, 0.6395% 3/15/22 (c)(g)	78,000	76,451
Class F, 0.7095% 3/15/22 (c)(g)	70,189	68,093
Class G, 0.7695% 3/15/22 (c)(g)	45,493	43,225
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(g)	$ 18,894	$ 18,327
Class E, 0.4795% 10/15/19 (c)(g)	157,000	148,365
Class F, 0.5495% 10/15/19 (c)(g)	360,653	339,014
Class G, 0.5695% 10/15/19 (c)(g)	144,054	133,970
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(g)	6,738	4,887
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(g)	98,717	87,111
Class B, 2.1355% 4/25/34 (c)(g)	13,547	7,923
Class M1, 0.7955% 4/25/34 (c)(g)	10,977	7,806
Class M2, 1.4355% 4/25/34 (c)(g)	10,162	7,146
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(g)	146,002	105,362
Class M1, 0.6655% 8/25/35 (c)(g)	8,603	5,049
Class M2, 0.7155% 8/25/35 (c)(g)	14,189	7,635
Class M3, 0.7355% 8/25/35 (c)(g)	7,851	3,877
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(g)	62,160	48,867
Class M1, 0.6755% 11/25/35 (c)(g)	7,301	4,107
Class M2, 0.7255% 11/25/35 (c)(g)	9,270	5,001
Class M3, 0.7455% 11/25/35 (c)(g)	8,296	4,267
Class M4, 0.8355% 11/25/35 (c)(g)	10,337	4,867
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(g)	144,613	102,451
Class B1, 1.6355% 1/25/36 (c)(g)	12,497	1,834
Class M1, 0.6855% 1/25/36 (c)(g)	46,649	28,806
Class M2, 0.7055% 1/25/36 (c)(g)	13,995	8,072
Class M3, 0.7355% 1/25/36 (c)(g)	20,438	10,917
Class M4, 0.8455% 1/25/36 (c)(g)	11,304	5,520
Class M5, 0.8855% 1/25/36 (c)(g)	11,304	3,771
Class M6, 0.9355% 1/25/36 (c)(g)	12,006	3,200
Series 2006-1:
Class A2, 0.5955% 4/25/36 (c)(g)	22,375	16,510
Class M1, 0.6155% 4/25/36 (c)(g)	8,003	4,738
Class M2, 0.6355% 4/25/36 (c)(g)	8,455	4,668
Class M3, 0.6555% 4/25/36 (c)(g)	7,275	3,695
Class M4, 0.7555% 4/25/36 (c)(g)	4,123	1,916
Class M5, 0.7955% 4/25/36 (c)(g)	4,001	1,404
Class M6, 0.8755% 4/25/36 (c)(g)	7,979	2,659
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(g)	$ 343,885	$ 242,431
Class A2, 0.5155% 7/25/36 (c)(g)	19,756	13,970
Class B1, 1.1055% 7/25/36 (c)(g)	7,397	1,047
Class B3, 2.9355% 7/25/36 (c)(g)	6,918	211
Class M1, 0.5455% 7/25/36 (c)(g)	20,728	6,781
Class M2, 0.5655% 7/25/36 (c)(g)	14,624	4,360
Class M3, 0.5855% 7/25/36 (c)(g)	12,131	2,737
Class M4, 0.6555% 7/25/36 (c)(g)	8,192	1,740
Class M5, 0.7055% 7/25/36 (c)(g)	10,068	1,943
Class M6, 0.7755% 7/25/36 (c)(g)	15,022	2,410
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(g)	427	3
Class M4, 0.6655% 10/25/36 (c)(g)	16,333	2,459
Class M5, 0.7155% 10/25/36 (c)(g)	19,553	1,271
Class M6, 0.7955% 10/25/36 (c)(g)	38,319	889
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(g)	86,260	58,579
Class A2, 0.5055% 12/25/36 (c)(g)	362,666	168,911
Class B1, 0.9355% 12/25/36 (c)(g)	8,189	174
Class M1, 0.5255% 12/25/36 (c)(g)	27,807	5,712
Class M2, 0.5455% 12/25/36 (c)(g)	18,727	2,880
Class M3, 0.5755% 12/25/36 (c)(g)	18,727	2,517
Class M4, 0.6355% 12/25/36 (c)(g)	22,132	2,532
Class M5, 0.6755% 12/25/36 (c)(g)	20,997	1,716
Class M6, 0.7555% 12/25/36 (c)(g)	18,727	1,025
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(g)	94,054	50,633
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(g)	88,988	50,107
Class A2, 0.5555% 7/25/37 (c)(g)	83,196	27,572
Class B1, 1.8355% 7/25/37 (c)(g)	12,023	166
Class M1, 0.6055% 7/25/37 (c)(g)	29,215	7,579
Class M2, 0.6455% 7/25/37 (c)(g)	15,783	1,894
Class M3, 0.7255% 7/25/37 (c)(g)	15,922	1,557
Class M4, 0.8855% 7/25/37 (c)(g)	32,453	2,584
Class M5, 0.9855% 7/25/37 (c)(g)	28,592	2,039
Class M6, 1.2355% 7/25/37 (c)(g)	35,740	1,786
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(g)	85,901	43,613
Class B1, 1.1855% 7/25/37 (c)(g)	21,136	1,421
Class B2, 1.8355% 7/25/37 (c)(g)	49,848	2,709
Class M1, 0.5455% 7/25/37 (c)(g)	19,056	4,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3
Class M2, 0.5755% 7/25/37 (c)(g)	$ 20,445	$ 3,630
Class M3, 0.6055% 7/25/37 (c)(g)	31,539	4,325
Class M4, 0.7355% 7/25/37 (c)(g)	49,904	5,825
Class M5, 0.8355% 7/25/37 (c)(g)	25,940	2,654
Class M6, 1.0355% 7/25/37 (c)(g)	19,650	1,713
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(g)	34,116	2,153
Class M2, 1.2855% 9/25/37 (c)(g)	34,116	1,782
Class M4, 1.8355% 9/25/37 (c)(g)	86,027	3,459
Class M5, 1.9855% 9/25/37 (c)(g)	86,027	2,648
Class M6, 2.1855% 9/25/37 (c)(g)	56,130	1,362
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	370,739	15,015
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(g)(i)	947,912	82,062
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(g)	45,612	44,008
Class J, 1.0895% 3/15/19 (c)(g)	46,405	42,511
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(g)	76,569	69,136
Class E, 0.5395% 3/15/22 (c)(g)	394,020	347,891
Class F, 0.5895% 3/15/22 (c)(g)	241,475	208,376
Class G, 0.6395% 3/15/22 (c)(g)	62,931	53,046
Class H, 0.7895% 3/15/22 (c)(g)	76,569	63,011
Class J, 0.9395% 3/15/22 (c)(g)	76,569	61,097
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	49,397	49,829
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(g)(i)	2,274,310	18,570
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(g)(i)	427,756	2,035
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(g)(i)	15,203,103	141,951
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(g)(i)	8,179,766	43,500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(g)	80,156	69,416
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	261,886
Class XCL, 1.331% 5/15/35 (c)(g)(i)	865,618	16,867
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(g)	$ 10,746	$ 10,639
Class H, 0.6093% 8/15/21 (c)(g)	40,527	38,666
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (g)	137,985	141,356
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	222,065
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (g)	216,000	232,108
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	94,095
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(g)	14,323	13,034
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(g)	132,785	126,055
Class D, 0.5795% 11/15/17 (c)(g)	6,961	6,468
Class E, 0.6295% 11/15/17 (c)(g)	24,362	22,396
Class F, 0.6895% 11/15/17 (c)(g)	17,061	15,514
Class G, 0.7395% 11/15/17 (c)(g)	11,826	10,517
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(g)	308,000	281,118
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	627,596
Class A4, 5.306% 12/10/46	790,000	904,974
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	273,532	274,206
Class AJFX, 5.478% 2/5/19 (c)	380,000	380,518
Series 2006-C8 Class XP, 0.4663% 12/10/46 (g)(i)	2,023,899	12,542
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,776,433
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	482,136
Series 2007-C3:
Class A2, 5.6792% 6/15/39 (g)	66,169	66,135
Class A4, 5.6792% 6/15/39 (g)	130,000	143,513
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (g)(i)	1,400,562	11,426
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(g)	771,000	610,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 99,071	$ 103,327
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (g)(i)	56,603	50
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(g)(i)	195,142	245
Series 2003-C4 Class A4, 5.137% 8/15/36	519,143	532,700
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(g)	82,000	76,769
Class C:
0.4095% 2/15/22 (c)(g)	212,546	196,863
0.5095% 2/15/22 (c)(g)	75,912	68,792
Class F, 0.5595% 2/15/22 (c)(g)	151,805	136,050
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (g)(i)	3,133,099	17,514
Class B, 5.487% 2/15/40 (c)(g)	330,000	42,109
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	20,192	20,198
Freddie Mac pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,366,494	1,418,033
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	839,255	860,544
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,272,739
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(g)(i)	141,785	1,770
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	2,916,360	9,455
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4573% 5/10/40 (g)	290,000	300,267
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(g)	81,000	76,832
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	377,473	388,790
Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,233,785
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(g)(i)	4,110,174	21,163
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(g)	49,233	48,857
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2006-FL8A:
Class F, 0.6858% 6/6/20 (c)(g)	$ 95,176	$ 93,765
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(g)	800,889	799,137
Class C, 2.0056% 3/6/20 (c)(g)	236,000	233,742
Class D, 2.2018% 3/6/20 (c)(g)	467,000	462,619
Class F, 2.6334% 3/6/20 (c)(g)	19,000	18,833
Class G, 2.7903% 3/6/20 (c)(g)	10,000	9,912
Class H, 3.3004% 3/6/20 (c)(g)	7,000	6,956
Class J, 4.0852% 3/6/20 (c)(g)	11,000	10,953
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	92,823	93,171
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	102,397	103,951
Series 2007-GG10 Class A2, 5.778% 8/10/45	48,400	49,043
Series 2012-GC6 Class A1, 1.282% 1/10/45	208,088	210,066
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	169,405	169,424
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	409,417	413,028
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	230,556	239,379
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(g)	107,535	104,740
Class C, 0.4495% 11/15/18 (c)(g)	76,365	73,617
Class D, 0.4695% 11/15/18 (c)(g)	23,469	22,155
Class E, 0.5195% 11/15/18 (c)(g)	34,293	31,687
Class F, 0.5695% 11/15/18 (c)(g)	51,241	45,297
Class G, 0.5995% 11/15/18 (c)(g)	44,542	37,594
Class H, 0.7395% 11/15/18 (c)(g)	34,301	27,578
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	69,171	72,657
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (g)	429,675	442,527
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,007,758	1,015,865
Class A3, 5.42% 1/15/49	594,000	677,909
Series 2006-CB17 Class A3, 5.45% 12/12/43	56,960	57,120
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (g)	18,000	5,940
Class C, 5.7337% 2/12/49 (g)	48,000	10,080
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.7337% 2/12/49 (g)	$ 51,000	$ 10,455
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (c)(g)	112,000	5,076
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,450
Series 2006-C7 Class A2, 5.3% 11/15/38	125,759	127,955
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	32,192
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	118,044
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (g)(i)	920,913	6,337
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (g)(i)	344,025	2,055
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (g)(i)	13,869,586	90,804
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(g)	69,510	66,035
Class E, 0.5295% 9/15/21 (c)(g)	249,861	231,121
Class F, 0.5795% 9/15/21 (c)(g)	97,418	87,676
Class G, 0.5995% 9/15/21 (c)(g)	192,585	168,512
Class H, 0.6395% 9/15/21 (c)(g)	49,497	41,577
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(g)	188,000	123,561
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (g)	21,801	21,819
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (g)	229,276	229,095
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	158,310	166,506
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	85,160
Class A4, 5.378% 8/12/48	9,000	9,960
Class B, 5.479% 8/12/48	648,000	159,115
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	742,807	765,565
Series 2006-4 Class XP, 0.617% 12/12/49 (g)(i)	3,110,917	42,912
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	54,009
Series 2007-7 Class B, 5.7386% 6/12/50 (g)	19,000	1,311
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(g)	40,774	25,688
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (c)(g)	451,684	446,555
Class C, 0.4% 10/15/20 (c)(g)	124,000	112,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.43% 10/15/20 (c)(g)	$ 76,067	$ 67,319
Class E, 0.49% 10/15/20 (c)(g)	95,138	80,867
Class F, 0.54% 10/15/20 (c)(g)	57,094	47,388
Class G, 0.58% 10/15/20 (c)(g)	70,577	54,874
Class H, 0.67% 10/15/20 (c)(g)	44,426	28,877
Class J, 0.82% 10/15/20 (c)(g)	25,989	10,396
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	180,460	182,995
Series 2005-IQ9 Class A3, 4.54% 7/15/56	204,423	206,944
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(g)(i)	1,101,121	1,082
Series 2006-T23 Class A3, 5.809% 8/12/41 (g)	110,000	114,231
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	235,380	241,583
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	108,294	115,051
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	539,906
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (c)(g)	465,691	460,961
Class A2, 0.3595% 9/15/21 (c)(g)	380,000	359,100
Class E, 0.518% 9/15/21 (c)(g)	201,847	173,557
Class F, 0.578% 9/15/21 (c)(g)	214,060	175,495
Class G, 0.598% 9/15/21 (c)(g)	202,788	158,143
Class J, 0.838% 9/15/21 (c)(g)	45,086	29,750
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(g)	526,588	387,632
Class LXR1, 0.9395% 6/15/20 (c)(g)	26,316	22,810
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	601,122
Series 2007-C30:
Class A3, 5.246% 12/15/43	68,671	69,399
Class A4, 5.305% 12/15/43	64,000	68,811
Class A5, 5.342% 12/15/43	231,000	255,698
Series 2007-C32 Class A3, 5.7418% 6/15/49 (g)	367,000	416,679
Series 2005-C22 Class F, 5.3564% 12/15/44 (c)(g)	360,000	70,488
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	648,000	182,395
Class XP, 0.4723% 12/15/43 (c)(g)(i)	1,869,513	13,593
Series 2007-C31 Class C, 5.6821% 4/15/47 (g)	59,000	13,312
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 612,076	$ 634,986
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (g)	143,000	166,070
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,805,863)		34,839,438
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,602,180
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	927,526
Series 2011, 5.877% 3/1/19	75,000	83,851
TOTAL MUNICIPAL SECURITIES (Cost $2,497,709)		2,613,557
Foreign Government and Government Agency Obligations - 1.2%

Brazilian Federative Republic 4.875% 1/22/21	500,000	597,000
Hydro-Quebec 2% 6/30/16	2,500,000	2,618,750
New Brunswick Province 2.75% 6/15/18	1,300,000	1,402,800
Ontario Province 2.3% 5/10/16	2,820,000	2,974,254
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,225,138)		7,592,804
Bank Notes - 0.4%

National City Bank, Cleveland 0.5669% 3/1/13 (g)	1,729,000	1,731,281
Wachovia Bank NA 6% 11/15/17	570,000	682,721
TOTAL BANK NOTES (Cost $2,316,930)		2,414,002
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $4,961,917)	49,586	5,199,627
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $3,472,740)	3,472,740	$ 3,472,740
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $593,508,129)		627,671,567
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,383,426
NET ASSETS - 100%		$ 630,054,993
Swap Agreements
Expiration Date	Notional Amount (f)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(e)

Oct. 2034	$ 81,192	$ (36,983)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,388,856 or 9.4% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $116,968.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,007
Fidelity Specialized High Income Central Fund	316,066
Total	$ 322,073
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 316,066	$ 1,300,150	$ 5,199,627	1.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 242,931,037	$ -	$ 242,931,037	$ -
U.S. Government and Government Agency Obligations	225,899,009	-	225,899,009	-
U.S. Government Agency - Mortgage Securities	39,769,028	-	39,769,028	-
Asset-Backed Securities	50,945,835	-	49,764,406	1,181,429
Collateralized Mortgage Obligations	11,994,490	-	11,615,547	378,943
Commercial Mortgage Securities	34,839,438	-	31,676,264	3,163,174
Municipal Securities	2,613,557	-	2,613,557	-
Foreign Government and Government Agency Obligations	7,592,804	-	7,592,804	-
Bank Notes	2,414,002	-	2,414,002	-
Fixed-Income Funds	5,199,627	5,199,627	-	-
Money Market Funds	3,472,740	3,472,740	-	-
Total Investments in Securities:	$ 627,671,567	$ 8,672,367	$ 614,275,654	$ 4,723,546
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,983)	$ -	$ -	$ (36,983)
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,731,716
Total Realized Gain (Loss)	234,982
Total Unrealized Gain (Loss)	(487,910)
Cost of Purchases	3,098
Proceeds of Sales	(1,763,084)
Amortization/Accretion	231,357
Transfers in to Level 3	2,840,189
Transfers out of Level 3	(3,066,802)
Ending Balance	$ 4,723,546
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ (359,233)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	337,245
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (36,983)
Realized gain (loss) on Swap Agreements for the period	$ (336,519)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2012	$ (3,656)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,983)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.4%
United Kingdom	2.7%
Canada	2.1%
Netherlands	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $585,073,472)	$ 618,999,200
Fidelity Central Funds (cost $8,434,657)	8,672,367
Total Investments (cost $593,508,129)		$ 627,671,567
Receivable for investments sold		32,352
Receivable for swap agreements		230
Receivable for fund shares sold		523,425
Interest receivable		3,747,514
Distributions receivable from Fidelity Central Funds		859
Other receivables		145,540
Total assets		632,121,487

Liabilities
Payable for investments purchased	$ 362,861
Payable for fund shares redeemed	890,045
Distributions payable	109,505
Swap agreements, at value	36,983
Accrued management fee	165,246
Distribution and service plan fees payable	153,422
Other affiliated payables	110,101
Other payables and accrued expenses	238,331
Total liabilities		2,066,494

Net Assets		$ 630,054,993
Net Assets consist of:
Paid in capital		$ 629,919,882
Undistributed net investment income		2,281,939
Accumulated undistributed net realized gain (loss) on investments		(36,273,283)
Net unrealized appreciation (depreciation) on investments		34,126,455
Net Assets		$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($192,760,616 ÷ 16,486,703 shares)	$ 11.69

Maximum offering price per share (100/97.25 of $11.69)	$ 12.02
Class T: Net Asset Value and redemption price per share ($265,426,055 ÷ 22,688,544 shares)	$ 11.70

Maximum offering price per share (100/97.25 of $11.70)	$ 12.03
Class B: Net Asset Value and offering price per share ($5,208,780 ÷ 446,021 shares)A	$ 11.68

Class C: Net Asset Value and offering price per share ($65,425,393 ÷ 5,608,001 shares)A	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($101,234,149 ÷ 8,635,995 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 5,284
Interest		20,696,987
Income from Fidelity Central Funds		322,073
Total income		21,024,344

Expenses
Management fee	$ 1,986,509
Transfer agent fees	1,095,058
Distribution and service plan fees	1,856,087
Accounting and security lending fees	246,988
Custodian fees and expenses	29,385
Independent trustees' compensation	2,362
Registration fees	85,111
Audit	104,670
Legal	1,973
Miscellaneous	5,748
Total expenses before reductions	5,413,891
Expense reductions	(16)	5,413,875
Net investment income (loss)		15,610,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,907,607
Fidelity Central Funds	18,829
Swap agreements	(336,519)
Total net realized gain (loss)		15,589,917
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,951,590)
Assets and liabilities in foreign currencies	2,781
Swap agreements	337,245
Total change in net unrealized appreciation (depreciation)		(3,611,564)
Net gain (loss)		11,978,353
Net increase (decrease) in net assets resulting from operations		$ 27,588,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,610,469	$ 19,519,052
Net realized gain (loss)	15,589,917	16,567,374
Change in net unrealized appreciation (depreciation)	(3,611,564)	(9,619,670)
Net increase (decrease) in net assets resulting from operations	27,588,822	26,466,756
Distributions to shareholders from net investment income	(14,195,791)	(18,348,879)
Distributions to shareholders from net realized gain	-	(937,926)
Total distributions	(14,195,791)	(19,286,805)
Share transactions - net increase (decrease)	(5,031,239)	(96,763,897)
Total increase (decrease) in net assets	8,361,792	(89,583,946)

Net Assets
Beginning of period	621,693,201	711,277,147
End of period (including undistributed net investment income of $2,281,939 and undistributed net investment income of $3,252,596, respectively)	$ 630,054,993	$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.289	.344	.416	.435	.457
Net realized and unrealized gain (loss)	.215	.163	.793	.149	(.319)
Total from investment operations	.504	.507	1.209	.584	.138
Distributions from net investment income	(.264)	(.322)	(.372)	(.414)	(.468)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.264)	(.337)	(.409)	(.414)	(.468)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Total Return A,B	4.46%	4.59%	11.77%	6.05%	1.28%
Ratios to Average Net Assets D,F
Expenses before reductions	.83%	.83%	.85%	.87%	.85%
Expenses net of fee waivers, if any	.83%	.83%	.85%	.87%	.85%
Expenses net of all reductions	.83%	.83%	.85%	.87%	.85%
Net investment income (loss)	2.52%	3.06%	3.84%	4.45%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,761	$ 187,442	$ 211,123	$ 195,407	$ 216,683
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.292	.348	.420	.440	.462
Net realized and unrealized gain (loss)	.225	.153	.803	.139	(.310)
Total from investment operations	.517	.501	1.223	.579	.152
Distributions from net investment income	(.267)	(.326)	(.376)	(.419)	(.472)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.267)	(.341)	(.413)	(.419)	(.472)
Net asset value, end of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Total Return A,B	4.57%	4.53%	11.90%	6.00%	1.41%
Ratios to Average Net Assets D,F
Expenses before reductions	.80%	.80%	.81%	.82%	.82%
Expenses net of fee waivers, if any	.80%	.80%	.81%	.82%	.82%
Expenses net of all reductions	.80%	.80%	.81%	.82%	.82%
Net investment income (loss)	2.54%	3.09%	3.87%	4.50%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,426	$ 274,215	$ 314,110	$ 290,428	$ 344,229
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.206	.264	.339	.369	.385
Net realized and unrealized gain (loss)	.225	.154	.794	.150	(.318)
Total from investment operations	.431	.418	1.133	.519	.067
Distributions from net investment income	(.181)	(.243)	(.296)	(.349)	(.397)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.181)	(.258)	(.333)	(.349)	(.397)
Net asset value, end of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Total Return A,B	3.81%	3.77%	11.00%	5.35%	.60%
Ratios to Average Net Assets D,F
Expenses before reductions	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.54%	1.53%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	1.79%	2.35%	3.13%	3.78%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,209	$ 7,018	$ 10,941	$ 11,753	$ 15,141
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.204	.262	.338	.364	.378
Net realized and unrealized gain (loss)	.225	.154	.794	.150	(.317)
Total from investment operations	.429	.416	1.132	.514	.061
Distributions from net investment income	(.179)	(.241)	(.295)	(.344)	(.391)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.179)	(.256)	(.332)	(.344)	(.391)
Net asset value, end of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Total Return A,B	3.79%	3.76%	11.00%	5.31%	.54%
Ratios to Average Net Assets D,F
Expenses before reductions	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of fee waivers, if any	1.57%	1.56%	1.56%	1.59%	1.59%
Expenses net of all reductions	1.57%	1.56%	1.56%	1.59%	1.59%
Net investment income (loss)	1.78%	2.33%	3.12%	3.73%	3.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,425	$ 63,435	$ 80,043	$ 63,750	$ 52,529
Portfolio turnover rate E	129%	108% G	107% G	73% G	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Income from Investment Operations
Net investment income (loss) B	.319	.373	.447	.468	.494
Net realized and unrealized gain (loss)	.213	.163	.802	.139	(.311)
Total from investment operations	.532	.536	1.249	.607	.183
Distributions from net investment income	(.292)	(.351)	(.402)	(.447)	(.503)
Distributions from net realized gain	-	(.015)	(.037)	-	-
Total distributions	(.292)	(.366)	(.439)	(.447)	(.503)
Net asset value, end of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Total Return A	4.71%	4.85%	12.15%	6.30%	1.71%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.58%	.57%	.54%	.53%
Expenses net of fee waivers, if any	.58%	.58%	.57%	.54%	.53%
Expenses net of all reductions	.58%	.58%	.57%	.54%	.53%
Net investment income (loss)	2.77%	3.32%	4.11%	4.78%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,234	$ 89,583	$ 95,061	$ 78,372	$ 362,708
Portfolio turnover rate D	129%	108% F	107% F	73% F	81%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,269,953
Gross unrealized depreciation	(2,180,282)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,089,671

Tax Cost	$ 603,581,896

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (22,852,869)
Net unrealized appreciation (depreciation)	$ 24,052,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (4,092,917)
2018	(18,759,952)
Total capital loss carryforward	$ (22,852,869)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011

Ordinary Income	$ 14,195,791	$ 19,286,805

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (336,519)	$ 337,245

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and

Annual Report

5. Derivative Instruments - continued

Swap Agreements - continued

recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $104,828,842 and $91,228,064, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 477,788	$ 16,765
Class T	-%	.25%	674,316	1,221
Class B	.65%	.25%	55,125	39,845
Class C	.75%	.25%	648,858	81,888
			$ 1,856,087	$ 139,719

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,565
Class T	6,497
Class B*	5,873
Class C*	9,189
$ 38,124

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 353,544.19
Class T	429,332.16
Class B	15,931.26
Class C	115,492.18
Institutional Class	180,759.19
	$ 1,095,058

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,771 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types

Annual Report

9. Security Lending - continued

of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $17,266.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 4,384,784	$ 5,532,975
Class T	6,258,120	8,298,201
Class B	97,338	185,526
Class C	1,010,197	1,454,482
Institutional Class	2,445,352	2,877,695
Total	$ 14,195,791	$ 18,348,879
From net realized gain
Class A	$ -	$ 277,121
Class T	-	415,972
Class B	-	14,010
Class C	-	104,258
Institutional Class	-	126,565
Total	$ -	$ 937,926

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	4,921,704	4,404,009	$ 56,545,464	$ 49,603,576
Reinvestment of distributions	314,093	419,543	3,613,245	4,719,208
Shares redeemed	(5,123,272)	(7,163,345)	(58,883,551)	(80,194,309)
Net increase (decrease)	112,525	(2,339,793)	$ 1,275,158	$ (25,871,525)

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class T
Shares sold	7,233,970	6,304,457	$ 83,035,227	$ 70,986,556
Reinvestment of distributions	517,399	733,623	5,955,060	8,253,801
Shares redeemed	(9,003,581)	(10,924,752)	(103,500,030)	(122,319,193)
Net increase (decrease)	(1,252,212)	(3,886,672)	$ (14,509,743)	$ (43,078,836)
Class B
Shares sold	116,051	130,207	$ 1,328,317	$ 1,474,556
Reinvestment of distributions	7,572	16,164	86,917	181,551
Shares redeemed	(291,361)	(503,441)	(3,339,311)	(5,638,256)
Net increase (decrease)	(167,738)	(357,070)	$ (1,924,077)	$ (3,982,149)
Class C
Shares sold	1,466,208	1,492,562	$ 16,778,041	$ 16,820,363
Reinvestment of distributions	71,373	110,942	819,120	1,245,103
Shares redeemed	(1,482,787)	(3,159,856)	(16,987,687)	(35,300,044)
Net increase (decrease)	54,794	(1,556,352)	$ 609,474	$ (17,234,578)
Institutional Class
Shares sold	2,368,506	2,701,789	$ 27,240,632	$ 30,352,013
Reinvestment of distributions	190,054	239,277	2,192,530	2,696,942
Shares redeemed	(1,728,351)	(3,540,888)	(19,915,213)	(39,645,764)
Net increase (decrease)	830,209	(599,822)	$ 9,517,949	$ (6,596,809)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 20.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,890,521 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-UANN-1012
1.784753.109

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Annual Report

August 31, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	4.77%	5.71%	4.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries also lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advancing 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively of Fidelity® Mortgage Securities Fund: For the 12 months ending August 31, 2012, the fund's Retail Class shares returned 4.77%, while the Barclays® U.S. MBS Index returned 3.67%. Our out-of-benchmark stake in private-label MBS was a significant plus. These securities, also known as non-agency MBS, are made up of mortgages that do not have the backing of any government-sponsored enterprises and generally outperformed, as spreads tightened. Our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment helped because these securities often outpaced the index during the period. Here, performance was aided by out-of-benchmark exposure to reverse mortgage securities, which are backed by a special type of home loan available to homeowners over age 62; non-index exposure to floating-rate securities, whose interest rates adjust according to a defined spread over a given index; and investments in securities issued by Fannie Mae with loan-to-value ratios of 125% or higher. Our decision to underweight securities backed by Ginnie Mae detracted from performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,025.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.78%
Actual		$ 1,000.00	$ 1,026.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.60	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.71
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,026.90	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,026.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.4
0.01 - 0.99%	5.1	7.3
1 - 1.99%	0.7	1.0
2 - 2.99%	0.8	1.3
3 - 3.99%	11.7	6.9
4 - 4.99%	36.4	36.3
5 - 5.99%	23.5	27.1
6 - 6.99%	5.8	8.1
7 and over	1.9	2.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	3.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.9	2.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 89.4%		Mortgage Securities 93.0%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 18.8%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 3.8%
	Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.6)%
* Foreign investments	1.1%	** Foreign investments	1.7%
* Futures and Swaps	(2.6)%	** Futures and Swaps	(2.3)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.1%
2.332% 3/1/35 (e)	$ 48	$ 51
2.393% 9/1/36 (e)	145	154
2.406% 1/1/35 (e)	349	373
2.422% 10/1/33 (e)	74	79
2.476% 7/1/35 (e)	10	11
2.507% 8/1/35 (e)	424	455
2.558% 6/1/36 (e)	50	54
2.611% 5/1/36 (e)	264	279
2.625% 10/1/36 (e)	172	185
2.692% 11/1/36 (e)	68	73
2.703% 7/1/35 (e)	93	100
2.71% 9/1/36 (e)	103	110
2.776% 4/1/36 (e)	225	241
2.869% 5/1/36 (e)	92	99
3% 4/1/27 to 7/1/27	4,317	4,585
3% 9/1/27 (c)	36,500	38,516
3% 9/1/42 (c)	32,000	33,205
3% 9/1/42 (c)	900	934
3% 9/1/42 (c)	2,100	2,179
3% 9/1/42 (c)	15,300	15,876
3% 9/1/42 (c)	1,000	1,038
3% 9/1/42 (c)	16,300	16,914
3% 10/1/42 (c)	16,600	17,160
3.372% 9/1/41 (e)	326	345
3.474% 3/1/40 (e)	691	725
3.5% 4/1/20 to 7/1/42	25,003	26,693
3.5% 9/1/42 (c)	6,700	7,104
3.5% 9/1/42 (c)	13,300	14,102
3.5% 9/1/42 (c)	5,900	6,256
3.783% 6/1/36 (e)	811	859
4% 10/1/25 to 7/1/42	111,911	121,214
4% 9/1/27 (c)	2,000	2,140
4% 9/1/42 (c)	1,000	1,072
4% 9/1/42 (c)	700	751
4% 9/1/42 (c)	9,000	9,651
4.5% 5/1/25 to 7/1/41	51,226	55,866
4.5% 9/1/42 (c)	16,500	17,859
4.5% 9/1/42 (c)	7,000	7,576
4.5% 9/1/42 (c)	16,400	17,750
5% 9/1/17 to 6/1/40	49,703	54,674
5% 9/1/42 (c)	900	983
5.5% 2/1/18 to 9/1/38	63,811	70,311
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.71% 3/1/36 (e)	$ 483	$ 514
6% 5/1/18 to 7/1/41	5,858	6,497
6.022% 8/1/46 (e)	107	116
6.039% 9/1/36 (e)	202	214
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	223	239
6.315% 9/1/36 (e)	104	112
6.499% 12/1/36 (e)	193	211
6.5% 12/1/12 to 5/1/38	4,763	5,351
6.589% 12/1/36 (e)	107	117
6.825% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,045	2,337
7.28% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,141	1,337
8% 12/1/29 to 3/1/37	54	66
8.5% 1/1/16 to 7/1/31	167	195
9% 10/1/30	217	266
9.5% 7/1/16 to 8/1/22	33	36
12.5% 8/1/15 to 3/1/16	9	9
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		566,372
Freddie Mac - 24.0%
2.195% 3/1/35 (e)	183	192
2.298% 11/1/35 (e)	371	393
2.356% 5/1/34 (e)	15	16
2.357% 5/1/37 (e)	112	120
2.478% 6/1/37 (e)	43	45
2.492% 4/1/35 (e)	77	83
2.638% 4/1/37 (e)	160	172
2.76% 6/1/37 (e)	30	31
2.79% 6/1/37 (e)	335	360
2.83% 6/1/37 (e)	786	844
2.97% 6/1/33 (e)	1,062	1,141
2.97% 4/1/37 (e)	9	9
3.024% 7/1/36 (e)	170	182
3.454% 10/1/35 (e)	71	77
3.5% 4/1/32 to 6/1/42	16,120	17,207
4% 6/1/24 to 5/1/42	37,579	40,586
4% 9/1/41	870	946
4% 9/1/42 (c)	7,000	7,489
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.46% 8/1/37 (e)	$ 174	$ 186
4.5% 7/1/25 to 10/1/41	40,014	43,333
4.5% 9/1/42 (c)	11,500	12,382
5% 7/1/33 to 9/1/40	31,136	34,133
5.5% 10/1/17 to 1/1/40 (d)	39,556	43,394
6% 4/1/14 to 6/1/39	8,648	9,485
6.011% 4/1/37 (e)	81	86
6.035% 10/1/36 (e)	48	52
6.051% 3/1/36 (e)	743	783
6.404% 12/1/36 (e)	613	669
6.5% 2/1/13 to 9/1/39	10,282	11,542
7% 6/1/21 to 9/1/36	2,893	3,322
7.03% 6/1/36 (e)	32	34
7.5% 7/1/14 to 7/1/34	4,153	4,774
8% 11/1/16 to 1/1/37	60	71
8.5% 6/1/16 to 9/1/20	10	11
9% 9/1/16 to 5/1/21	82	90
10% 1/1/16 to 5/1/19	16	18
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	2	2
13% 12/1/13 to 6/1/15	8	8
		234,268
Ginnie Mae - 19.3%
3% 10/1/42 (c)	15,300	16,027
3.5% 2/15/42 to 7/15/42	16,068	17,408
3.5% 9/1/42 (c)	4,100	4,438
4% 9/15/25 to 10/15/41	15,575	17,138
4.497% 1/20/62 (i)	767	863
4.5% 8/15/33 to 4/15/41	56,967	63,464
4.564% 11/20/61 (i)	947	1,062
4.751% 12/20/60 (i)	13,592	15,167
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	32,638	36,692
5.5% 10/15/33 to 9/15/39	5,330	5,976
6% 1/15/36 to 9/20/38	4,769	5,382
6.5% 10/15/34 to 7/15/36	282	324
7% 2/15/24 to 4/20/32	1,718	1,994
7.5% 12/15/16 to 4/15/32	632	731
8% 6/15/21 to 12/15/25	284	331
8.5% 8/15/16 to 10/15/28	316	367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 5/20/16 to 2/20/18	8	9
		187,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $960,618)		988,360
Asset-Backed Securities - 3.9%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	2,867	2,866
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4355% 8/25/35 (e)	3,418	3,307
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	1,899	1,899
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3455% 5/25/47 (e)	3,701	3,663
Series 2006-25 Class 2A2, 0.3555% 6/25/47 (e)	4,140	4,075
Series 2007-4 Class A1A, 0.3662% 9/25/37 (e)	371	368
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9405% 7/25/35 (e)	1,075	1,069
GSAMP Trust:
Series 2004-AR1 Class B4, 4.4613% 6/25/34 (b)(e)	82	28
Series 2004-AR2 Class B1, 3.0855% 8/25/34 (e)	796	45
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.6055% 7/25/45 (e)	236	236
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6155% 8/25/35 (e)	713	709
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	27
Ocala Funding LLC Series 2006-1A Class A, 1.637% 3/20/11 (a)(b)(e)	2,100	0
Securitized Asset Backed Receivables LLC Series 2006-NC2 Class A2, 0.3855% 3/25/36 (e)	5,864	5,837
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4355% 12/25/36 (e)	4,345	4,214
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6655% 5/25/35 (e)	1,995	1,325
Series 2007-BC3 Class 2A1, 0.2955% 5/25/47 (e)	9,058	8,850
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	$ 912	$ 0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $44,491)		38,518
Collateralized Mortgage Obligations - 10.8%

Private Sponsor - 3.8%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (b)(e)	737	740
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (e)	74	74
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	1,101	1,099
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	264	266
Citigroup Mortgage Loan Trust:
sequential payer Series 2010-6 Class 7A1, 5.501% 11/25/36 (b)	12,147	12,283
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	3,434	3,469
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (b)(e)	1,847	1,816
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	309	304
CSMC floater Series 2011-1R Class A1, 1.2345% 2/27/47 (b)(e)	2,829	2,784
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (e)	858	826
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (b)(e)	869	847
Series 2007-1 Class 3A1, 0.437% 12/20/54 (e)	2,930	2,865
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	416	409
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	151	149
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	5,185	5,081
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	982	961
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (e)	542	347
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (e)	$ 2,528	$ 1,983
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (e)	416	387
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (e)	395	206
TOTAL PRIVATE SPONSOR		36,896
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2007-57 Class FA, 0.4655% 6/25/37 (e)	3,968	3,966
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	845	870
Class PZ, 6% 2/25/24	3,313	3,912
Series 1999-17 Class PG, 6% 4/25/29	1,836	2,039
Series 1999-32 Class PL, 6% 7/25/29	1,499	1,670
Series 1999-33 Class PK, 6% 7/25/29	934	1,039
Series 2001-52 Class YZ, 6.5% 10/25/31	93	106
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,287
Series 2005-73 Class SA, 16.9377% 8/25/35 (e)(h)	400	488
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,270
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,685	1,870
Series 2001-31 Class ZC, 6.5% 7/25/31	637	727
Series 2002-16 Class ZD, 6.5% 4/25/32	270	307
Series 2002-74 Class SV, 7.3145% 11/25/32 (e)(f)	438	101
Series 2002-79 Class Z, 5.5% 11/25/22	886	981
Series 2003-80 Class CG, 6% 4/25/30	146	148
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	75	100
Series 2003-21 Class SK, 7.8645% 3/25/33 (e)(f)(h)	270	53
Series 2003-35 Class TQ, 7.2645% 5/25/18 (e)(f)(h)	208	31
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	328	24
Series 2003-42 Class SJ, 6.8145% 11/25/22 (e)(f)(h)	169	10
Series 2003-48 Class HI, 5% 11/25/17 (f)	462	26
Series 2005-104 Class NI, 6.4645% 3/25/35 (e)(f)(h)	3,378	541
Series 2006-4 Class IT, 6% 10/25/35 (f)	36	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-57 Class SA, 39.207% 6/25/37 (e)(h)	$ 1,188	$ 2,060
Series 2007-66:
Class FB, 0.6355% 7/25/37 (e)	1,894	1,892
Class SB, 38.187% 7/25/37 (e)(h)	349	631
Series 2008-12 Class SG, 6.1145% 3/25/38 (e)(f)(h)	2,497	337
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,226	99
Series 2009-16 Class SA, 6.0145% 3/25/24 (e)(f)(h)	1,406	125
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	779	74
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	381	32
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	632	50
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,233	249
Series 2010-135 Class LS, 5.8145% 12/25/40 (e)(f)(h)	1,865	297
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,758	246
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,043	84
Class HI, 4.5% 10/25/18 (f)	721	66
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,118	191
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,113	38
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,276	113
Series 2011-67 Class AI, 4% 7/25/26 (f)	692	78
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,086	144
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,239	1,175
Series 339 Class 29, 5.5% 7/1/18 (f)	623	56
Series 348 Class 14, 6.5% 8/1/34 (f)	433	82
Series 351:
Class 12, 5.5% 4/1/34 (f)	320	48
Class 13, 6% 3/1/34 (f)	396	62
Series 359 Class 19, 6% 7/1/35 (f)	371	57
Series 384 Class 6, 5% 7/25/37 (f)	1,398	181
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	82	79
Series 3318 Class GY, 0% 5/15/37 (e)	17	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,786	1,990
Series 2104 Class PG, 6% 12/15/28	555	616
Series 2121 Class MG, 6% 2/15/29	754	837
Series 2154 Class PT, 6% 5/15/29	1,143	1,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2162 Class PH, 6% 6/15/29	$ 190	$ 210
Series 2520 Class BE, 6% 11/15/32	1,008	1,121
Series 2585 Class KS, 7.3605% 3/15/23 (e)(f)(h)	125	19
Series 2590 Class YR, 5.5% 9/15/32 (f)	31	2
Series 2802 Class OB, 6% 5/15/34	3,375	3,927
Series 2810 Class PD, 6% 6/15/33	1,023	1,065
Series 3415 Class PC, 5% 12/15/37	539	587
Series 3741 Class YU, 3.5% 11/15/22	2,083	2,194
Series 3786 Class HI, 4% 3/15/38 (f)	1,534	207
Series 3806 Class UP, 4.5% 2/15/41	2,220	2,433
Series 3832 Class PE, 5% 3/15/41	960	1,122
Series 70 Class C, 9% 9/15/20	42	47
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	256	284
Series 2135 Class JE, 6% 3/15/29	844	937
Series 2274 Class ZM, 6.5% 1/15/31	352	399
Series 2281 Class ZB, 6% 3/15/30	331	367
Series 2357 Class ZB, 6.5% 9/15/31	765	861
Series 2502 Class ZC, 6% 9/15/32	995	1,114
Series 2575 Class ID, 5.5% 8/15/22 (f)	13	1
Series 2817 Class SD, 6.8105% 7/15/30 (e)(f)(h)	226	15
Series 3097 Class IA, 5.5% 3/15/33 (f)	892	88
Series 1658 Class GZ, 7% 1/15/24	1,027	1,146
Series 2587 Class IM, 6.5% 3/15/33 (f)	519	94
Series 2844:
Class SC, 45.2433% 8/15/24 (e)(h)	37	72
Class SD, 83.3365% 8/15/24 (e)(h)	54	131
Series 3244 Class SG, 6.4205% 11/15/36 (e)(f)(h)	897	164
Series 3284 Class CI, 5.8805% 3/15/37 (e)(f)	2,482	437
Series 3287 Class SD, 6.5105% 3/15/37 (e)(f)(h)	1,511	300
Series 3297 Class BI, 6.5205% 4/15/37 (e)(f)(h)	2,150	427
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,401	107
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	662	753
Ginnie Mae planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	887	163
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5742% 7/20/60 (e)(i)	407	402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class AF, 0.5448% 9/20/60 (e)(i)	$ 436	$ 430
Series 2010-H19 Class FG, 0.5448% 8/20/60 (e)(i)	557	550
Series 2011-H05 Class FA, 0.7448% 12/20/60 (e)(i)	1,483	1,480
Series 2011-H13 Class FA, 0.7448% 4/20/61 (e)(i)	234	233
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (e)(i)	1,648	1,645
Class FC, 0.7448% 5/20/61 (e)(i)	1,674	1,671
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	2,866	2,659
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	878	987
Series 2001-50 Class SD, 7.963% 11/20/31 (e)(f)(h)	1,116	266
Series 2004-32 Class GS, 6.2615% 5/16/34 (e)(f)(h)	698	146
Series 2010-91 Class PO, 7/20/40 (g)	897	813
Series 2011-52 Class HI, 7% 4/16/41 (f)	2,742	841
Series 2012-76 Class GS, 6.4615% 6/16/42 (e)(f)(h)	1,711	279
TOTAL U.S. GOVERNMENT AGENCY		68,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,488)		104,933
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (e)	427	430
Class PS1, 1.2297% 2/14/43 (e)(f)	1,974	58
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	270	274
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5455% 7/25/37 (b)(e)	64	15
Class M2, 0.5755% 7/25/37 (b)(e)	67	12
Class M3, 0.6055% 7/25/37 (b)(e)	109	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (b)(e)(f)	6,358	124
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (e)	$ 161	$ 161
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	124	124
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (e)	4,140	4,710
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,357	3,384
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	250	256
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (e)(f)	9,316	56
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (b)(e)	1,210	1,136
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	195
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3388% 9/15/21 (b)(e)	2,008	1,987
Series 2007-C31A Class A2, 5.421% 4/15/47	710	737
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (e)	1,470	1,711
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,236)		22,427
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $45,611)	$ 45,612	$ 45,611
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $1,172,444)		1,199,849
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(224,772)
NET ASSETS - 100%		$ 975,077
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (15,300)	(15,876)
3% 9/1/42	(3,100)	(3,217)
3% 9/1/42	(16,600)	(17,225)
3% 9/1/42	(15,300)	(15,876)
3% 9/1/42	(1,000)	(1,038)
3.5% 9/1/42	(19,200)	(20,358)
3.5% 9/1/42	(5,900)	(6,256)
3.5% 9/1/42	(2,000)	(2,121)
4.5% 9/1/27	(3,400)	(3,670)
4.5% 9/1/42	(2,000)	(2,165)
5% 9/1/42	(2,000)	(2,184)
6% 9/1/42	(4,000)	(4,408)
TOTAL FANNIE MAE		(94,394)
Ginnie Mae
3.5% 9/1/42	(13,300)	(14,397)
3.5% 9/1/42	(6,700)	(7,253)
4% 9/1/42	(2,000)	(2,194)
TOTAL GINNIE MAE		(23,844)
TOTAL TBA SALE COMMITMENTS (Proceeds $117,667)		$ (118,238)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.5375% with JPMorgan Chase, Inc.	June 2014	$ 900	$ (3)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.975% with JPMorgan Chase, Inc.	June 2017	1,000	(13)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	18,000	(274)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	1,700	(24)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.7775% with JPMorgan Chase, Inc.	June 2022	1,500	(23)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.454% with JPMorgan Chase, Inc.	June 2042	300	0*
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(823)
		$ 26,300	$ (1,160)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,872,000 or 3.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $546,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,611,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 27,405
Mizuho Securities USA, Inc.	11,344
RBS Securities, Inc.	6,862
$ 45,611
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 988,360	$ -	$ 988,360	$ -
Asset-Backed Securities	38,518	-	38,445	73
Collateralized Mortgage Obligations	104,933	-	104,727	206
Commercial Mortgage Securities	22,427	-	22,427	-
Cash Equivalents	45,611	-	45,611	-
Total Investments in Securities:	$ 1,199,849	$ -	$ 1,199,570	$ 279
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ -	$ -	$ -	$ -
Liabilities
Swap Agreements	$ (1,160)	$ -	$ (1,160)	$ -
Total Derivative Instruments:	$ (1,160)	$ -	$ (1,160)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (118,238)	$ -	$ (118,238)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,160)
Total Value of Derivatives	$ -	$ (1,160)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $45,611) - See accompanying schedule: Unaffiliated issuers (cost $1,172,444)		$ 1,199,849
Cash		2
Receivable for investments sold		25,883
Receivable for TBA sale commitments		117,667
Receivable for fund shares sold		635
Interest receivable		3,529
Other receivables		115
Total assets		1,347,680

Liabilities
Payable for investments purchased Regular delivery	$ 1,396
Delayed delivery	250,738
TBA sale commitments, at value	118,238
Payable for fund shares redeemed	382
Distributions payable	161
Swap agreements, at value	1,160
Accrued management fee	257
Distribution and service plan fees payable	37
Other affiliated payables	120
Other payables and accrued expenses	114
Total liabilities		372,603

Net Assets		$ 975,077
Net Assets consist of:
Paid in capital		$ 1,033,511
Distributions in excess of net investment income		(7,609)
Accumulated undistributed net realized gain (loss) on investments		(76,499)
Net unrealized appreciation (depreciation) on investments		25,674
Net Assets		$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,818 ÷ 5,272.9 shares)	$ 11.34

Maximum offering price per share (100/96.00 of $11.34)	$ 11.81
Class T: Net Asset Value and redemption price per share ($31,468 ÷ 2,768.6 shares)	$ 11.37

Maximum offering price per share (100/96.00 of $11.37)	$ 11.84
Class B: Net Asset Value and offering price per share ($3,668 ÷ 323.4 shares)A	$ 11.34

Class C: Net Asset Value and offering price per share ($18,224 ÷ 1,608.9 shares)A	$ 11.33

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($849,558 ÷ 74,709.7 shares)	$ 11.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,341 ÷ 1,088.9 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 29,772

Expenses
Management fee	$ 2,862
Transfer agent fees	1,023
Distribution and service plan fees	444
Fund wide operations fee	304
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,639
Expense reductions	-	4,639
Net investment income (loss)		25,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,687
Futures contracts	4
Swap agreements	(1,271)
Total net realized gain (loss)		17,420
Change in net unrealized appreciation (depreciation) on: Investment securities	875
Swap agreements	(238)
Delayed delivery commitments	(958)
Total change in net unrealized appreciation (depreciation)		(321)
Net gain (loss)		17,099
Net increase (decrease) in net assets resulting from operations		$ 42,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,133	$ 29,651
Net realized gain (loss)	17,420	10,993
Change in net unrealized appreciation (depreciation)	(321)	6,942
Net increase (decrease) in net assets resulting from operations	42,232	47,586
Distributions to shareholders from net investment income	(25,516)	(30,093)
Share transactions - net increase (decrease)	70,977	(96,103)
Total increase (decrease) in net assets	87,693	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,609 and distributions in excess of net investment income of $7,189, respectively)	$ 975,077	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	.206	.235	.602	.283	(.461)
Total from investment operations	.484	.558	.959	.747	.006
Distributions from net investment income	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets D
Expenses before reductions	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) C	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	.216	.235	.602	.282	(.462)
Total from investment operations	.497	.561	.962	.748	.008
Distributions from net investment income	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return A,B	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets D
Expenses before reductions	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	.207	.235	.602	.283	(.461)
Total from investment operations	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	.217	.226	.603	.284	(.459)
Total from investment operations	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return A,B	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	.206	.234	.601	.292	(.462)
Total from investment operations	.524	.598	1.000	.797	.047
Distributions from net investment income	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return A	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) B	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	.207	.235	.603	.284	(.461)
Total from investment operations	.518	.589	.994	.780	.038
Distributions from net investment income	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return A	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,739
Gross unrealized depreciation	(9,956)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,783

Tax Cost	$ 1,179,066

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (76,480)
Net unrealized appreciation (depreciation)	$ 19,075

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 25,516	$ 30,093

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,271)	(238)
Totals (a)	$ (1,267)	$ (238)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $104,774 and $119,501, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 149	$ 4
Class T	-%	.25%	85	-*
Class B	.65%	.25%	38	28
Class C	.75%	.25%	172	18
			$ 444	$ 50

* Amount represents two hundred eleven dollars.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	3
Class B*	9
Class C*	2
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.21
Class T	62.18
Class B	11.25
Class C	30.18
Fidelity Mortgage Securities Fund	782.10
Institutional Class	14.15
	$ 1,023

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by two hundred twenty-one dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 1,509	$ 1,718
Class T	879	1,137
Class B	80	133
Class C	311	380
Fidelity Mortgage Securities Fund	22,468	26,484
Institutional Class	269	241
Total	$ 25,516	$ 30,093

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	1,763	1,347	$ 19,760	$ 14,756
Reinvestment of distributions	110	129	1,235	1,402
Shares redeemed	(1,889)	(1,794)	(21,161)	(19,528)
Net increase (decrease)	(16)	(318)	$ (166)	$ (3,370)
Class T
Shares sold	517	574	$ 5,786	$ 6,276
Reinvestment of distributions	71	92	794	1,004
Shares redeemed	(1,118)	(1,136)	(12,509)	(12,380)
Net increase (decrease)	(530)	(470)	$ (5,929)	$ (5,100)
Class B
Shares sold	11	32	$ 118	$ 360
Reinvestment of distributions	4	8	46	83
Shares redeemed	(129)	(263)	(1,440)	(2,865)
Net increase (decrease)	(114)	(223)	$ (1,276)	$ (2,422)
Class C
Shares sold	587	226	$ 6,563	$ 2,470
Reinvestment of distributions	19	25	213	275
Shares redeemed	(375)	(526)	(4,193)	(5,730)
Net increase (decrease)	231	(275)	$ 2,583	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	15,948	8,371	$ 179,572	$ 91,409
Reinvestment of distributions	1,817	2,193	20,398	23,971
Shares redeemed	(11,555)	(17,842)	(129,715)	(194,555)
Net increase (decrease)	6,210	(7,278)	$ 70,255	$ (79,175)
Institutional Class
Shares sold	710	226	$ 7,943	$ 2,471
Reinvestment of distributions	20	20	228	214
Shares redeemed	(238)	(530)	(2,661)	(5,736)
Net increase (decrease)	492	(284)	$ 5,510	$ (3,051)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $16,065,921 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MOR-UANN-1012
1.784764.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	0.23%	4.45%	3.76%
Class T (incl. 4.00% sales charge)	0.34%	4.47%	3.74%
Class B (incl. contingent deferred sales charge) A	-1.31%	4.27%	3.67%
Class C (incl. contingent deferred sales charge) B	2.76%	4.55%	3.39%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries also lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advancing 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively of Fidelity Advisor® Mortgage Securities Fund: For the 12 months ending August 31, 2012, the fund's Class A, Class T, Class B and Class C shares returned 4.41%, 4.52%, 3.69% and 3.76%, respectively (excluding sales charges). Meanwhile, the Barclays® U.S. MBS Index returned 3.67%. Our out-of-benchmark stake in private-label MBS was a significant plus. These securities, also known as non-agency MBS, are made up of mortgages that do not have the backing of any government-sponsored enterprises and generally outperformed as spreads tightened. Our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment helped because these securities often outpaced the index during the period. Here, performance was aided by out-of-benchmark exposure to reverse mortgage securities, which are backed by a special type of home loan available to homeowners over age 62; non-index exposure to floating-rate securities, whose interest rates adjust according to a defined spread over a given index; and investments in securities issued by Fannie Mae with loan-to-value ratios of 125% or higher. Our decision to underweight securities backed by Ginnie Mae detracted from performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,025.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.78%
Actual		$ 1,000.00	$ 1,026.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.60	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.71
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,026.90	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,026.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.4
0.01 - 0.99%	5.1	7.3
1 - 1.99%	0.7	1.0
2 - 2.99%	0.8	1.3
3 - 3.99%	11.7	6.9
4 - 4.99%	36.4	36.3
5 - 5.99%	23.5	27.1
6 - 6.99%	5.8	8.1
7 and over	1.9	2.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	3.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.9	2.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 89.4%		Mortgage Securities 93.0%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 18.8%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 3.8%
	Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.6)%
* Foreign investments	1.1%	** Foreign investments	1.7%
* Futures and Swaps	(2.6)%	** Futures and Swaps	(2.3)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.1%
2.332% 3/1/35 (e)	$ 48	$ 51
2.393% 9/1/36 (e)	145	154
2.406% 1/1/35 (e)	349	373
2.422% 10/1/33 (e)	74	79
2.476% 7/1/35 (e)	10	11
2.507% 8/1/35 (e)	424	455
2.558% 6/1/36 (e)	50	54
2.611% 5/1/36 (e)	264	279
2.625% 10/1/36 (e)	172	185
2.692% 11/1/36 (e)	68	73
2.703% 7/1/35 (e)	93	100
2.71% 9/1/36 (e)	103	110
2.776% 4/1/36 (e)	225	241
2.869% 5/1/36 (e)	92	99
3% 4/1/27 to 7/1/27	4,317	4,585
3% 9/1/27 (c)	36,500	38,516
3% 9/1/42 (c)	32,000	33,205
3% 9/1/42 (c)	900	934
3% 9/1/42 (c)	2,100	2,179
3% 9/1/42 (c)	15,300	15,876
3% 9/1/42 (c)	1,000	1,038
3% 9/1/42 (c)	16,300	16,914
3% 10/1/42 (c)	16,600	17,160
3.372% 9/1/41 (e)	326	345
3.474% 3/1/40 (e)	691	725
3.5% 4/1/20 to 7/1/42	25,003	26,693
3.5% 9/1/42 (c)	6,700	7,104
3.5% 9/1/42 (c)	13,300	14,102
3.5% 9/1/42 (c)	5,900	6,256
3.783% 6/1/36 (e)	811	859
4% 10/1/25 to 7/1/42	111,911	121,214
4% 9/1/27 (c)	2,000	2,140
4% 9/1/42 (c)	1,000	1,072
4% 9/1/42 (c)	700	751
4% 9/1/42 (c)	9,000	9,651
4.5% 5/1/25 to 7/1/41	51,226	55,866
4.5% 9/1/42 (c)	16,500	17,859
4.5% 9/1/42 (c)	7,000	7,576
4.5% 9/1/42 (c)	16,400	17,750
5% 9/1/17 to 6/1/40	49,703	54,674
5% 9/1/42 (c)	900	983
5.5% 2/1/18 to 9/1/38	63,811	70,311
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.71% 3/1/36 (e)	$ 483	$ 514
6% 5/1/18 to 7/1/41	5,858	6,497
6.022% 8/1/46 (e)	107	116
6.039% 9/1/36 (e)	202	214
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	223	239
6.315% 9/1/36 (e)	104	112
6.499% 12/1/36 (e)	193	211
6.5% 12/1/12 to 5/1/38	4,763	5,351
6.589% 12/1/36 (e)	107	117
6.825% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,045	2,337
7.28% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,141	1,337
8% 12/1/29 to 3/1/37	54	66
8.5% 1/1/16 to 7/1/31	167	195
9% 10/1/30	217	266
9.5% 7/1/16 to 8/1/22	33	36
12.5% 8/1/15 to 3/1/16	9	9
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		566,372
Freddie Mac - 24.0%
2.195% 3/1/35 (e)	183	192
2.298% 11/1/35 (e)	371	393
2.356% 5/1/34 (e)	15	16
2.357% 5/1/37 (e)	112	120
2.478% 6/1/37 (e)	43	45
2.492% 4/1/35 (e)	77	83
2.638% 4/1/37 (e)	160	172
2.76% 6/1/37 (e)	30	31
2.79% 6/1/37 (e)	335	360
2.83% 6/1/37 (e)	786	844
2.97% 6/1/33 (e)	1,062	1,141
2.97% 4/1/37 (e)	9	9
3.024% 7/1/36 (e)	170	182
3.454% 10/1/35 (e)	71	77
3.5% 4/1/32 to 6/1/42	16,120	17,207
4% 6/1/24 to 5/1/42	37,579	40,586
4% 9/1/41	870	946
4% 9/1/42 (c)	7,000	7,489
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.46% 8/1/37 (e)	$ 174	$ 186
4.5% 7/1/25 to 10/1/41	40,014	43,333
4.5% 9/1/42 (c)	11,500	12,382
5% 7/1/33 to 9/1/40	31,136	34,133
5.5% 10/1/17 to 1/1/40 (d)	39,556	43,394
6% 4/1/14 to 6/1/39	8,648	9,485
6.011% 4/1/37 (e)	81	86
6.035% 10/1/36 (e)	48	52
6.051% 3/1/36 (e)	743	783
6.404% 12/1/36 (e)	613	669
6.5% 2/1/13 to 9/1/39	10,282	11,542
7% 6/1/21 to 9/1/36	2,893	3,322
7.03% 6/1/36 (e)	32	34
7.5% 7/1/14 to 7/1/34	4,153	4,774
8% 11/1/16 to 1/1/37	60	71
8.5% 6/1/16 to 9/1/20	10	11
9% 9/1/16 to 5/1/21	82	90
10% 1/1/16 to 5/1/19	16	18
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	2	2
13% 12/1/13 to 6/1/15	8	8
		234,268
Ginnie Mae - 19.3%
3% 10/1/42 (c)	15,300	16,027
3.5% 2/15/42 to 7/15/42	16,068	17,408
3.5% 9/1/42 (c)	4,100	4,438
4% 9/15/25 to 10/15/41	15,575	17,138
4.497% 1/20/62 (i)	767	863
4.5% 8/15/33 to 4/15/41	56,967	63,464
4.564% 11/20/61 (i)	947	1,062
4.751% 12/20/60 (i)	13,592	15,167
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	32,638	36,692
5.5% 10/15/33 to 9/15/39	5,330	5,976
6% 1/15/36 to 9/20/38	4,769	5,382
6.5% 10/15/34 to 7/15/36	282	324
7% 2/15/24 to 4/20/32	1,718	1,994
7.5% 12/15/16 to 4/15/32	632	731
8% 6/15/21 to 12/15/25	284	331
8.5% 8/15/16 to 10/15/28	316	367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 5/20/16 to 2/20/18	8	9
		187,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $960,618)		988,360
Asset-Backed Securities - 3.9%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	2,867	2,866
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4355% 8/25/35 (e)	3,418	3,307
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	1,899	1,899
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3455% 5/25/47 (e)	3,701	3,663
Series 2006-25 Class 2A2, 0.3555% 6/25/47 (e)	4,140	4,075
Series 2007-4 Class A1A, 0.3662% 9/25/37 (e)	371	368
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9405% 7/25/35 (e)	1,075	1,069
GSAMP Trust:
Series 2004-AR1 Class B4, 4.4613% 6/25/34 (b)(e)	82	28
Series 2004-AR2 Class B1, 3.0855% 8/25/34 (e)	796	45
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.6055% 7/25/45 (e)	236	236
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6155% 8/25/35 (e)	713	709
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	27
Ocala Funding LLC Series 2006-1A Class A, 1.637% 3/20/11 (a)(b)(e)	2,100	0
Securitized Asset Backed Receivables LLC Series 2006-NC2 Class A2, 0.3855% 3/25/36 (e)	5,864	5,837
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4355% 12/25/36 (e)	4,345	4,214
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6655% 5/25/35 (e)	1,995	1,325
Series 2007-BC3 Class 2A1, 0.2955% 5/25/47 (e)	9,058	8,850
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	$ 912	$ 0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $44,491)		38,518
Collateralized Mortgage Obligations - 10.8%

Private Sponsor - 3.8%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (b)(e)	737	740
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (e)	74	74
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	1,101	1,099
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	264	266
Citigroup Mortgage Loan Trust:
sequential payer Series 2010-6 Class 7A1, 5.501% 11/25/36 (b)	12,147	12,283
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	3,434	3,469
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (b)(e)	1,847	1,816
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	309	304
CSMC floater Series 2011-1R Class A1, 1.2345% 2/27/47 (b)(e)	2,829	2,784
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (e)	858	826
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (b)(e)	869	847
Series 2007-1 Class 3A1, 0.437% 12/20/54 (e)	2,930	2,865
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	416	409
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	151	149
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	5,185	5,081
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	982	961
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (e)	542	347
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (e)	$ 2,528	$ 1,983
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (e)	416	387
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (e)	395	206
TOTAL PRIVATE SPONSOR		36,896
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2007-57 Class FA, 0.4655% 6/25/37 (e)	3,968	3,966
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	845	870
Class PZ, 6% 2/25/24	3,313	3,912
Series 1999-17 Class PG, 6% 4/25/29	1,836	2,039
Series 1999-32 Class PL, 6% 7/25/29	1,499	1,670
Series 1999-33 Class PK, 6% 7/25/29	934	1,039
Series 2001-52 Class YZ, 6.5% 10/25/31	93	106
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,287
Series 2005-73 Class SA, 16.9377% 8/25/35 (e)(h)	400	488
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,270
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,685	1,870
Series 2001-31 Class ZC, 6.5% 7/25/31	637	727
Series 2002-16 Class ZD, 6.5% 4/25/32	270	307
Series 2002-74 Class SV, 7.3145% 11/25/32 (e)(f)	438	101
Series 2002-79 Class Z, 5.5% 11/25/22	886	981
Series 2003-80 Class CG, 6% 4/25/30	146	148
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	75	100
Series 2003-21 Class SK, 7.8645% 3/25/33 (e)(f)(h)	270	53
Series 2003-35 Class TQ, 7.2645% 5/25/18 (e)(f)(h)	208	31
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	328	24
Series 2003-42 Class SJ, 6.8145% 11/25/22 (e)(f)(h)	169	10
Series 2003-48 Class HI, 5% 11/25/17 (f)	462	26
Series 2005-104 Class NI, 6.4645% 3/25/35 (e)(f)(h)	3,378	541
Series 2006-4 Class IT, 6% 10/25/35 (f)	36	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-57 Class SA, 39.207% 6/25/37 (e)(h)	$ 1,188	$ 2,060
Series 2007-66:
Class FB, 0.6355% 7/25/37 (e)	1,894	1,892
Class SB, 38.187% 7/25/37 (e)(h)	349	631
Series 2008-12 Class SG, 6.1145% 3/25/38 (e)(f)(h)	2,497	337
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,226	99
Series 2009-16 Class SA, 6.0145% 3/25/24 (e)(f)(h)	1,406	125
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	779	74
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	381	32
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	632	50
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,233	249
Series 2010-135 Class LS, 5.8145% 12/25/40 (e)(f)(h)	1,865	297
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,758	246
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,043	84
Class HI, 4.5% 10/25/18 (f)	721	66
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,118	191
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,113	38
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,276	113
Series 2011-67 Class AI, 4% 7/25/26 (f)	692	78
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,086	144
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,239	1,175
Series 339 Class 29, 5.5% 7/1/18 (f)	623	56
Series 348 Class 14, 6.5% 8/1/34 (f)	433	82
Series 351:
Class 12, 5.5% 4/1/34 (f)	320	48
Class 13, 6% 3/1/34 (f)	396	62
Series 359 Class 19, 6% 7/1/35 (f)	371	57
Series 384 Class 6, 5% 7/25/37 (f)	1,398	181
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	82	79
Series 3318 Class GY, 0% 5/15/37 (e)	17	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,786	1,990
Series 2104 Class PG, 6% 12/15/28	555	616
Series 2121 Class MG, 6% 2/15/29	754	837
Series 2154 Class PT, 6% 5/15/29	1,143	1,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2162 Class PH, 6% 6/15/29	$ 190	$ 210
Series 2520 Class BE, 6% 11/15/32	1,008	1,121
Series 2585 Class KS, 7.3605% 3/15/23 (e)(f)(h)	125	19
Series 2590 Class YR, 5.5% 9/15/32 (f)	31	2
Series 2802 Class OB, 6% 5/15/34	3,375	3,927
Series 2810 Class PD, 6% 6/15/33	1,023	1,065
Series 3415 Class PC, 5% 12/15/37	539	587
Series 3741 Class YU, 3.5% 11/15/22	2,083	2,194
Series 3786 Class HI, 4% 3/15/38 (f)	1,534	207
Series 3806 Class UP, 4.5% 2/15/41	2,220	2,433
Series 3832 Class PE, 5% 3/15/41	960	1,122
Series 70 Class C, 9% 9/15/20	42	47
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	256	284
Series 2135 Class JE, 6% 3/15/29	844	937
Series 2274 Class ZM, 6.5% 1/15/31	352	399
Series 2281 Class ZB, 6% 3/15/30	331	367
Series 2357 Class ZB, 6.5% 9/15/31	765	861
Series 2502 Class ZC, 6% 9/15/32	995	1,114
Series 2575 Class ID, 5.5% 8/15/22 (f)	13	1
Series 2817 Class SD, 6.8105% 7/15/30 (e)(f)(h)	226	15
Series 3097 Class IA, 5.5% 3/15/33 (f)	892	88
Series 1658 Class GZ, 7% 1/15/24	1,027	1,146
Series 2587 Class IM, 6.5% 3/15/33 (f)	519	94
Series 2844:
Class SC, 45.2433% 8/15/24 (e)(h)	37	72
Class SD, 83.3365% 8/15/24 (e)(h)	54	131
Series 3244 Class SG, 6.4205% 11/15/36 (e)(f)(h)	897	164
Series 3284 Class CI, 5.8805% 3/15/37 (e)(f)	2,482	437
Series 3287 Class SD, 6.5105% 3/15/37 (e)(f)(h)	1,511	300
Series 3297 Class BI, 6.5205% 4/15/37 (e)(f)(h)	2,150	427
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,401	107
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	662	753
Ginnie Mae planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	887	163
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5742% 7/20/60 (e)(i)	407	402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class AF, 0.5448% 9/20/60 (e)(i)	$ 436	$ 430
Series 2010-H19 Class FG, 0.5448% 8/20/60 (e)(i)	557	550
Series 2011-H05 Class FA, 0.7448% 12/20/60 (e)(i)	1,483	1,480
Series 2011-H13 Class FA, 0.7448% 4/20/61 (e)(i)	234	233
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (e)(i)	1,648	1,645
Class FC, 0.7448% 5/20/61 (e)(i)	1,674	1,671
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	2,866	2,659
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	878	987
Series 2001-50 Class SD, 7.963% 11/20/31 (e)(f)(h)	1,116	266
Series 2004-32 Class GS, 6.2615% 5/16/34 (e)(f)(h)	698	146
Series 2010-91 Class PO, 7/20/40 (g)	897	813
Series 2011-52 Class HI, 7% 4/16/41 (f)	2,742	841
Series 2012-76 Class GS, 6.4615% 6/16/42 (e)(f)(h)	1,711	279
TOTAL U.S. GOVERNMENT AGENCY		68,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,488)		104,933
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (e)	427	430
Class PS1, 1.2297% 2/14/43 (e)(f)	1,974	58
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	270	274
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5455% 7/25/37 (b)(e)	64	15
Class M2, 0.5755% 7/25/37 (b)(e)	67	12
Class M3, 0.6055% 7/25/37 (b)(e)	109	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (b)(e)(f)	6,358	124
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (e)	$ 161	$ 161
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	124	124
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (e)	4,140	4,710
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,357	3,384
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	250	256
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (e)(f)	9,316	56
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (b)(e)	1,210	1,136
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	195
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3388% 9/15/21 (b)(e)	2,008	1,987
Series 2007-C31A Class A2, 5.421% 4/15/47	710	737
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (e)	1,470	1,711
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,236)		22,427
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $45,611)	$ 45,612	$ 45,611
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $1,172,444)		1,199,849
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(224,772)
NET ASSETS - 100%		$ 975,077
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (15,300)	(15,876)
3% 9/1/42	(3,100)	(3,217)
3% 9/1/42	(16,600)	(17,225)
3% 9/1/42	(15,300)	(15,876)
3% 9/1/42	(1,000)	(1,038)
3.5% 9/1/42	(19,200)	(20,358)
3.5% 9/1/42	(5,900)	(6,256)
3.5% 9/1/42	(2,000)	(2,121)
4.5% 9/1/27	(3,400)	(3,670)
4.5% 9/1/42	(2,000)	(2,165)
5% 9/1/42	(2,000)	(2,184)
6% 9/1/42	(4,000)	(4,408)
TOTAL FANNIE MAE		(94,394)
Ginnie Mae
3.5% 9/1/42	(13,300)	(14,397)
3.5% 9/1/42	(6,700)	(7,253)
4% 9/1/42	(2,000)	(2,194)
TOTAL GINNIE MAE		(23,844)
TOTAL TBA SALE COMMITMENTS (Proceeds $117,667)		$ (118,238)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.5375% with JPMorgan Chase, Inc.	June 2014	$ 900	$ (3)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.975% with JPMorgan Chase, Inc.	June 2017	1,000	(13)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	18,000	(274)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	1,700	(24)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.7775% with JPMorgan Chase, Inc.	June 2022	1,500	(23)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.454% with JPMorgan Chase, Inc.	June 2042	300	0*
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(823)
		$ 26,300	$ (1,160)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,872,000 or 3.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $546,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,611,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 27,405
Mizuho Securities USA, Inc.	11,344
RBS Securities, Inc.	6,862
$ 45,611
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 988,360	$ -	$ 988,360	$ -
Asset-Backed Securities	38,518	-	38,445	73
Collateralized Mortgage Obligations	104,933	-	104,727	206
Commercial Mortgage Securities	22,427	-	22,427	-
Cash Equivalents	45,611	-	45,611	-
Total Investments in Securities:	$ 1,199,849	$ -	$ 1,199,570	$ 279
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ -	$ -	$ -	$ -
Liabilities
Swap Agreements	$ (1,160)	$ -	$ (1,160)	$ -
Total Derivative Instruments:	$ (1,160)	$ -	$ (1,160)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (118,238)	$ -	$ (118,238)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,160)
Total Value of Derivatives	$ -	$ (1,160)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $45,611) - See accompanying schedule: Unaffiliated issuers (cost $1,172,444)		$ 1,199,849
Cash		2
Receivable for investments sold		25,883
Receivable for TBA sale commitments		117,667
Receivable for fund shares sold		635
Interest receivable		3,529
Other receivables		115
Total assets		1,347,680

Liabilities
Payable for investments purchased Regular delivery	$ 1,396
Delayed delivery	250,738
TBA sale commitments, at value	118,238
Payable for fund shares redeemed	382
Distributions payable	161
Swap agreements, at value	1,160
Accrued management fee	257
Distribution and service plan fees payable	37
Other affiliated payables	120
Other payables and accrued expenses	114
Total liabilities		372,603

Net Assets		$ 975,077
Net Assets consist of:
Paid in capital		$ 1,033,511
Distributions in excess of net investment income		(7,609)
Accumulated undistributed net realized gain (loss) on investments		(76,499)
Net unrealized appreciation (depreciation) on investments		25,674
Net Assets		$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,818 ÷ 5,272.9 shares)	$ 11.34

Maximum offering price per share (100/96.00 of $11.34)	$ 11.81
Class T: Net Asset Value and redemption price per share ($31,468 ÷ 2,768.6 shares)	$ 11.37

Maximum offering price per share (100/96.00 of $11.37)	$ 11.84
Class B: Net Asset Value and offering price per share ($3,668 ÷ 323.4 shares)A	$ 11.34

Class C: Net Asset Value and offering price per share ($18,224 ÷ 1,608.9 shares)A	$ 11.33

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($849,558 ÷ 74,709.7 shares)	$ 11.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,341 ÷ 1,088.9 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 29,772

Expenses
Management fee	$ 2,862
Transfer agent fees	1,023
Distribution and service plan fees	444
Fund wide operations fee	304
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,639
Expense reductions	-	4,639
Net investment income (loss)		25,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,687
Futures contracts	4
Swap agreements	(1,271)
Total net realized gain (loss)		17,420
Change in net unrealized appreciation (depreciation) on: Investment securities	875
Swap agreements	(238)
Delayed delivery commitments	(958)
Total change in net unrealized appreciation (depreciation)		(321)
Net gain (loss)		17,099
Net increase (decrease) in net assets resulting from operations		$ 42,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,133	$ 29,651
Net realized gain (loss)	17,420	10,993
Change in net unrealized appreciation (depreciation)	(321)	6,942
Net increase (decrease) in net assets resulting from operations	42,232	47,586
Distributions to shareholders from net investment income	(25,516)	(30,093)
Share transactions - net increase (decrease)	70,977	(96,103)
Total increase (decrease) in net assets	87,693	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,609 and distributions in excess of net investment income of $7,189, respectively)	$ 975,077	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	.206	.235	.602	.283	(.461)
Total from investment operations	.484	.558	.959	.747	.006
Distributions from net investment income	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets D
Expenses before reductions	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) C	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	.216	.235	.602	.282	(.462)
Total from investment operations	.497	.561	.962	.748	.008
Distributions from net investment income	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return A,B	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets D
Expenses before reductions	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	.207	.235	.602	.283	(.461)
Total from investment operations	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	.217	.226	.603	.284	(.459)
Total from investment operations	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return A,B	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	.206	.234	.601	.292	(.462)
Total from investment operations	.524	.598	1.000	.797	.047
Distributions from net investment income	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return A	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) B	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	.207	.235	.603	.284	(.461)
Total from investment operations	.518	.589	.994	.780	.038
Distributions from net investment income	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return A	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,739
Gross unrealized depreciation	(9,956)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,783

Tax Cost	$ 1,179,066

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (76,480)
Net unrealized appreciation (depreciation)	$ 19,075

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 25,516	$ 30,093

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,271)	(238)
Totals (a)	$ (1,267)	$ (238)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $104,774 and $119,501, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 149	$ 4
Class T	-%	.25%	85	-*
Class B	.65%	.25%	38	28
Class C	.75%	.25%	172	18
			$ 444	$ 50

* Amount represents two hundred eleven dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	3
Class B*	9
Class C*	2
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.21
Class T	62.18
Class B	11.25
Class C	30.18
Fidelity Mortgage Securities Fund	782.10
Institutional Class	14.15
	$ 1,023

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by two hundred twenty-one dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 1,509	$ 1,718
Class T	879	1,137
Class B	80	133
Class C	311	380
Fidelity Mortgage Securities Fund	22,468	26,484
Institutional Class	269	241
Total	$ 25,516	$ 30,093

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	1,763	1,347	$ 19,760	$ 14,756
Reinvestment of distributions	110	129	1,235	1,402
Shares redeemed	(1,889)	(1,794)	(21,161)	(19,528)
Net increase (decrease)	(16)	(318)	$ (166)	$ (3,370)
Class T
Shares sold	517	574	$ 5,786	$ 6,276
Reinvestment of distributions	71	92	794	1,004
Shares redeemed	(1,118)	(1,136)	(12,509)	(12,380)
Net increase (decrease)	(530)	(470)	$ (5,929)	$ (5,100)
Class B
Shares sold	11	32	$ 118	$ 360
Reinvestment of distributions	4	8	46	83
Shares redeemed	(129)	(263)	(1,440)	(2,865)
Net increase (decrease)	(114)	(223)	$ (1,276)	$ (2,422)
Class C
Shares sold	587	226	$ 6,563	$ 2,470
Reinvestment of distributions	19	25	213	275
Shares redeemed	(375)	(526)	(4,193)	(5,730)
Net increase (decrease)	231	(275)	$ 2,583	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	15,948	8,371	$ 179,572	$ 91,409
Reinvestment of distributions	1,817	2,193	20,398	23,971
Shares redeemed	(11,555)	(17,842)	(129,715)	(194,555)
Net increase (decrease)	6,210	(7,278)	$ 70,255	$ (79,175)
Institutional Class
Shares sold	710	226	$ 7,943	$ 2,471
Reinvestment of distributions	20	20	228	214
Shares redeemed	(238)	(530)	(2,661)	(5,736)
Net increase (decrease)	492	(284)	$ 5,510	$ (3,051)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $16,065,921 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-UANN-1012
1.784762.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.73%	5.63%	4.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries also lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advancing 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively of Fidelity Advisor® Mortgage Securities Fund: For the 12 months ending August 31, 2012, the fund's Institutional Class shares returned 4.73%, while the Barclays® U.S. MBS Index returned 3.67%. Our out-of-benchmark stake in private-label MBS was a significant plus. These securities, also known as non-agency MBS, are made up of mortgages that do not have the backing of any government-sponsored enterprises and generally outperformed as spreads tightened. Our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment helped because these securities often outpaced the index during the period. Here, performance was aided by out-of-benchmark exposure to reverse mortgage securities, which are backed by a special type of home loan available to homeowners over age 62; non-index exposure to floating-rate securities, whose interest rates adjust according to a defined spread over a given index; and investments in securities issued by Fannie Mae with loan-to-value ratios of 125% or higher. Our decision to underweight securities backed by Ginnie Mae detracted from performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.80%
Actual		$ 1,000.00	$ 1,025.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.78%
Actual		$ 1,000.00	$ 1,026.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.60	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.71
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,026.90	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,026.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.4
0.01 - 0.99%	5.1	7.3
1 - 1.99%	0.7	1.0
2 - 2.99%	0.8	1.3
3 - 3.99%	11.7	6.9
4 - 4.99%	36.4	36.3
5 - 5.99%	23.5	27.1
6 - 6.99%	5.8	8.1
7 and over	1.9	2.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	3.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.9	2.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 89.4%		Mortgage Securities 93.0%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 18.8%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 3.8%
	Short-Term Investments and Net Other Assets (Liabilities)† (6.4)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.6)%
* Foreign investments	1.1%	** Foreign investments	1.7%
* Futures and Swaps	(2.6)%	** Futures and Swaps	(2.3)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.1%
2.332% 3/1/35 (e)	$ 48	$ 51
2.393% 9/1/36 (e)	145	154
2.406% 1/1/35 (e)	349	373
2.422% 10/1/33 (e)	74	79
2.476% 7/1/35 (e)	10	11
2.507% 8/1/35 (e)	424	455
2.558% 6/1/36 (e)	50	54
2.611% 5/1/36 (e)	264	279
2.625% 10/1/36 (e)	172	185
2.692% 11/1/36 (e)	68	73
2.703% 7/1/35 (e)	93	100
2.71% 9/1/36 (e)	103	110
2.776% 4/1/36 (e)	225	241
2.869% 5/1/36 (e)	92	99
3% 4/1/27 to 7/1/27	4,317	4,585
3% 9/1/27 (c)	36,500	38,516
3% 9/1/42 (c)	32,000	33,205
3% 9/1/42 (c)	900	934
3% 9/1/42 (c)	2,100	2,179
3% 9/1/42 (c)	15,300	15,876
3% 9/1/42 (c)	1,000	1,038
3% 9/1/42 (c)	16,300	16,914
3% 10/1/42 (c)	16,600	17,160
3.372% 9/1/41 (e)	326	345
3.474% 3/1/40 (e)	691	725
3.5% 4/1/20 to 7/1/42	25,003	26,693
3.5% 9/1/42 (c)	6,700	7,104
3.5% 9/1/42 (c)	13,300	14,102
3.5% 9/1/42 (c)	5,900	6,256
3.783% 6/1/36 (e)	811	859
4% 10/1/25 to 7/1/42	111,911	121,214
4% 9/1/27 (c)	2,000	2,140
4% 9/1/42 (c)	1,000	1,072
4% 9/1/42 (c)	700	751
4% 9/1/42 (c)	9,000	9,651
4.5% 5/1/25 to 7/1/41	51,226	55,866
4.5% 9/1/42 (c)	16,500	17,859
4.5% 9/1/42 (c)	7,000	7,576
4.5% 9/1/42 (c)	16,400	17,750
5% 9/1/17 to 6/1/40	49,703	54,674
5% 9/1/42 (c)	900	983
5.5% 2/1/18 to 9/1/38	63,811	70,311
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.71% 3/1/36 (e)	$ 483	$ 514
6% 5/1/18 to 7/1/41	5,858	6,497
6.022% 8/1/46 (e)	107	116
6.039% 9/1/36 (e)	202	214
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	223	239
6.315% 9/1/36 (e)	104	112
6.499% 12/1/36 (e)	193	211
6.5% 12/1/12 to 5/1/38	4,763	5,351
6.589% 12/1/36 (e)	107	117
6.825% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,045	2,337
7.28% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,141	1,337
8% 12/1/29 to 3/1/37	54	66
8.5% 1/1/16 to 7/1/31	167	195
9% 10/1/30	217	266
9.5% 7/1/16 to 8/1/22	33	36
12.5% 8/1/15 to 3/1/16	9	9
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		566,372
Freddie Mac - 24.0%
2.195% 3/1/35 (e)	183	192
2.298% 11/1/35 (e)	371	393
2.356% 5/1/34 (e)	15	16
2.357% 5/1/37 (e)	112	120
2.478% 6/1/37 (e)	43	45
2.492% 4/1/35 (e)	77	83
2.638% 4/1/37 (e)	160	172
2.76% 6/1/37 (e)	30	31
2.79% 6/1/37 (e)	335	360
2.83% 6/1/37 (e)	786	844
2.97% 6/1/33 (e)	1,062	1,141
2.97% 4/1/37 (e)	9	9
3.024% 7/1/36 (e)	170	182
3.454% 10/1/35 (e)	71	77
3.5% 4/1/32 to 6/1/42	16,120	17,207
4% 6/1/24 to 5/1/42	37,579	40,586
4% 9/1/41	870	946
4% 9/1/42 (c)	7,000	7,489
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.46% 8/1/37 (e)	$ 174	$ 186
4.5% 7/1/25 to 10/1/41	40,014	43,333
4.5% 9/1/42 (c)	11,500	12,382
5% 7/1/33 to 9/1/40	31,136	34,133
5.5% 10/1/17 to 1/1/40 (d)	39,556	43,394
6% 4/1/14 to 6/1/39	8,648	9,485
6.011% 4/1/37 (e)	81	86
6.035% 10/1/36 (e)	48	52
6.051% 3/1/36 (e)	743	783
6.404% 12/1/36 (e)	613	669
6.5% 2/1/13 to 9/1/39	10,282	11,542
7% 6/1/21 to 9/1/36	2,893	3,322
7.03% 6/1/36 (e)	32	34
7.5% 7/1/14 to 7/1/34	4,153	4,774
8% 11/1/16 to 1/1/37	60	71
8.5% 6/1/16 to 9/1/20	10	11
9% 9/1/16 to 5/1/21	82	90
10% 1/1/16 to 5/1/19	16	18
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	2	2
13% 12/1/13 to 6/1/15	8	8
		234,268
Ginnie Mae - 19.3%
3% 10/1/42 (c)	15,300	16,027
3.5% 2/15/42 to 7/15/42	16,068	17,408
3.5% 9/1/42 (c)	4,100	4,438
4% 9/15/25 to 10/15/41	15,575	17,138
4.497% 1/20/62 (i)	767	863
4.5% 8/15/33 to 4/15/41	56,967	63,464
4.564% 11/20/61 (i)	947	1,062
4.751% 12/20/60 (i)	13,592	15,167
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	32,638	36,692
5.5% 10/15/33 to 9/15/39	5,330	5,976
6% 1/15/36 to 9/20/38	4,769	5,382
6.5% 10/15/34 to 7/15/36	282	324
7% 2/15/24 to 4/20/32	1,718	1,994
7.5% 12/15/16 to 4/15/32	632	731
8% 6/15/21 to 12/15/25	284	331
8.5% 8/15/16 to 10/15/28	316	367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 5/20/16 to 2/20/18	8	9
		187,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $960,618)		988,360
Asset-Backed Securities - 3.9%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	2,867	2,866
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4355% 8/25/35 (e)	3,418	3,307
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	1,899	1,899
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3455% 5/25/47 (e)	3,701	3,663
Series 2006-25 Class 2A2, 0.3555% 6/25/47 (e)	4,140	4,075
Series 2007-4 Class A1A, 0.3662% 9/25/37 (e)	371	368
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9405% 7/25/35 (e)	1,075	1,069
GSAMP Trust:
Series 2004-AR1 Class B4, 4.4613% 6/25/34 (b)(e)	82	28
Series 2004-AR2 Class B1, 3.0855% 8/25/34 (e)	796	45
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.6055% 7/25/45 (e)	236	236
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6155% 8/25/35 (e)	713	709
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	27
Ocala Funding LLC Series 2006-1A Class A, 1.637% 3/20/11 (a)(b)(e)	2,100	0
Securitized Asset Backed Receivables LLC Series 2006-NC2 Class A2, 0.3855% 3/25/36 (e)	5,864	5,837
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4355% 12/25/36 (e)	4,345	4,214
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6655% 5/25/35 (e)	1,995	1,325
Series 2007-BC3 Class 2A1, 0.2955% 5/25/47 (e)	9,058	8,850
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	$ 912	$ 0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $44,491)		38,518
Collateralized Mortgage Obligations - 10.8%

Private Sponsor - 3.8%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (b)(e)	737	740
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (e)	74	74
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	1,101	1,099
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	264	266
Citigroup Mortgage Loan Trust:
sequential payer Series 2010-6 Class 7A1, 5.501% 11/25/36 (b)	12,147	12,283
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	3,434	3,469
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (b)(e)	1,847	1,816
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	309	304
CSMC floater Series 2011-1R Class A1, 1.2345% 2/27/47 (b)(e)	2,829	2,784
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (e)	858	826
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (b)(e)	869	847
Series 2007-1 Class 3A1, 0.437% 12/20/54 (e)	2,930	2,865
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	416	409
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	151	149
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	5,185	5,081
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	982	961
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (e)	542	347
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (e)	$ 2,528	$ 1,983
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (e)	416	387
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (e)	395	206
TOTAL PRIVATE SPONSOR		36,896
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2007-57 Class FA, 0.4655% 6/25/37 (e)	3,968	3,966
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	845	870
Class PZ, 6% 2/25/24	3,313	3,912
Series 1999-17 Class PG, 6% 4/25/29	1,836	2,039
Series 1999-32 Class PL, 6% 7/25/29	1,499	1,670
Series 1999-33 Class PK, 6% 7/25/29	934	1,039
Series 2001-52 Class YZ, 6.5% 10/25/31	93	106
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,287
Series 2005-73 Class SA, 16.9377% 8/25/35 (e)(h)	400	488
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,270
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,685	1,870
Series 2001-31 Class ZC, 6.5% 7/25/31	637	727
Series 2002-16 Class ZD, 6.5% 4/25/32	270	307
Series 2002-74 Class SV, 7.3145% 11/25/32 (e)(f)	438	101
Series 2002-79 Class Z, 5.5% 11/25/22	886	981
Series 2003-80 Class CG, 6% 4/25/30	146	148
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	75	100
Series 2003-21 Class SK, 7.8645% 3/25/33 (e)(f)(h)	270	53
Series 2003-35 Class TQ, 7.2645% 5/25/18 (e)(f)(h)	208	31
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	328	24
Series 2003-42 Class SJ, 6.8145% 11/25/22 (e)(f)(h)	169	10
Series 2003-48 Class HI, 5% 11/25/17 (f)	462	26
Series 2005-104 Class NI, 6.4645% 3/25/35 (e)(f)(h)	3,378	541
Series 2006-4 Class IT, 6% 10/25/35 (f)	36	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-57 Class SA, 39.207% 6/25/37 (e)(h)	$ 1,188	$ 2,060
Series 2007-66:
Class FB, 0.6355% 7/25/37 (e)	1,894	1,892
Class SB, 38.187% 7/25/37 (e)(h)	349	631
Series 2008-12 Class SG, 6.1145% 3/25/38 (e)(f)(h)	2,497	337
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,226	99
Series 2009-16 Class SA, 6.0145% 3/25/24 (e)(f)(h)	1,406	125
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	779	74
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	381	32
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	632	50
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,233	249
Series 2010-135 Class LS, 5.8145% 12/25/40 (e)(f)(h)	1,865	297
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,758	246
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,043	84
Class HI, 4.5% 10/25/18 (f)	721	66
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,118	191
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,113	38
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,276	113
Series 2011-67 Class AI, 4% 7/25/26 (f)	692	78
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,086	144
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,239	1,175
Series 339 Class 29, 5.5% 7/1/18 (f)	623	56
Series 348 Class 14, 6.5% 8/1/34 (f)	433	82
Series 351:
Class 12, 5.5% 4/1/34 (f)	320	48
Class 13, 6% 3/1/34 (f)	396	62
Series 359 Class 19, 6% 7/1/35 (f)	371	57
Series 384 Class 6, 5% 7/25/37 (f)	1,398	181
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	82	79
Series 3318 Class GY, 0% 5/15/37 (e)	17	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,786	1,990
Series 2104 Class PG, 6% 12/15/28	555	616
Series 2121 Class MG, 6% 2/15/29	754	837
Series 2154 Class PT, 6% 5/15/29	1,143	1,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2162 Class PH, 6% 6/15/29	$ 190	$ 210
Series 2520 Class BE, 6% 11/15/32	1,008	1,121
Series 2585 Class KS, 7.3605% 3/15/23 (e)(f)(h)	125	19
Series 2590 Class YR, 5.5% 9/15/32 (f)	31	2
Series 2802 Class OB, 6% 5/15/34	3,375	3,927
Series 2810 Class PD, 6% 6/15/33	1,023	1,065
Series 3415 Class PC, 5% 12/15/37	539	587
Series 3741 Class YU, 3.5% 11/15/22	2,083	2,194
Series 3786 Class HI, 4% 3/15/38 (f)	1,534	207
Series 3806 Class UP, 4.5% 2/15/41	2,220	2,433
Series 3832 Class PE, 5% 3/15/41	960	1,122
Series 70 Class C, 9% 9/15/20	42	47
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	256	284
Series 2135 Class JE, 6% 3/15/29	844	937
Series 2274 Class ZM, 6.5% 1/15/31	352	399
Series 2281 Class ZB, 6% 3/15/30	331	367
Series 2357 Class ZB, 6.5% 9/15/31	765	861
Series 2502 Class ZC, 6% 9/15/32	995	1,114
Series 2575 Class ID, 5.5% 8/15/22 (f)	13	1
Series 2817 Class SD, 6.8105% 7/15/30 (e)(f)(h)	226	15
Series 3097 Class IA, 5.5% 3/15/33 (f)	892	88
Series 1658 Class GZ, 7% 1/15/24	1,027	1,146
Series 2587 Class IM, 6.5% 3/15/33 (f)	519	94
Series 2844:
Class SC, 45.2433% 8/15/24 (e)(h)	37	72
Class SD, 83.3365% 8/15/24 (e)(h)	54	131
Series 3244 Class SG, 6.4205% 11/15/36 (e)(f)(h)	897	164
Series 3284 Class CI, 5.8805% 3/15/37 (e)(f)	2,482	437
Series 3287 Class SD, 6.5105% 3/15/37 (e)(f)(h)	1,511	300
Series 3297 Class BI, 6.5205% 4/15/37 (e)(f)(h)	2,150	427
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,401	107
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	662	753
Ginnie Mae planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	887	163
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5742% 7/20/60 (e)(i)	407	402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class AF, 0.5448% 9/20/60 (e)(i)	$ 436	$ 430
Series 2010-H19 Class FG, 0.5448% 8/20/60 (e)(i)	557	550
Series 2011-H05 Class FA, 0.7448% 12/20/60 (e)(i)	1,483	1,480
Series 2011-H13 Class FA, 0.7448% 4/20/61 (e)(i)	234	233
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (e)(i)	1,648	1,645
Class FC, 0.7448% 5/20/61 (e)(i)	1,674	1,671
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	2,866	2,659
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	878	987
Series 2001-50 Class SD, 7.963% 11/20/31 (e)(f)(h)	1,116	266
Series 2004-32 Class GS, 6.2615% 5/16/34 (e)(f)(h)	698	146
Series 2010-91 Class PO, 7/20/40 (g)	897	813
Series 2011-52 Class HI, 7% 4/16/41 (f)	2,742	841
Series 2012-76 Class GS, 6.4615% 6/16/42 (e)(f)(h)	1,711	279
TOTAL U.S. GOVERNMENT AGENCY		68,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,488)		104,933
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (e)	427	430
Class PS1, 1.2297% 2/14/43 (e)(f)	1,974	58
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	270	274
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5455% 7/25/37 (b)(e)	64	15
Class M2, 0.5755% 7/25/37 (b)(e)	67	12
Class M3, 0.6055% 7/25/37 (b)(e)	109	15
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (b)(e)(f)	6,358	124
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (e)	$ 161	$ 161
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	124	124
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (e)	4,140	4,710
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,357	3,384
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	250	256
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (e)(f)	9,316	56
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (b)(e)	1,210	1,136
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	195
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3388% 9/15/21 (b)(e)	2,008	1,987
Series 2007-C31A Class A2, 5.421% 4/15/47	710	737
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (e)	1,470	1,711
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,236)		22,427
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $45,611)	$ 45,612	$ 45,611
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $1,172,444)		1,199,849
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(224,772)
NET ASSETS - 100%		$ 975,077
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (15,300)	(15,876)
3% 9/1/42	(3,100)	(3,217)
3% 9/1/42	(16,600)	(17,225)
3% 9/1/42	(15,300)	(15,876)
3% 9/1/42	(1,000)	(1,038)
3.5% 9/1/42	(19,200)	(20,358)
3.5% 9/1/42	(5,900)	(6,256)
3.5% 9/1/42	(2,000)	(2,121)
4.5% 9/1/27	(3,400)	(3,670)
4.5% 9/1/42	(2,000)	(2,165)
5% 9/1/42	(2,000)	(2,184)
6% 9/1/42	(4,000)	(4,408)
TOTAL FANNIE MAE		(94,394)
Ginnie Mae
3.5% 9/1/42	(13,300)	(14,397)
3.5% 9/1/42	(6,700)	(7,253)
4% 9/1/42	(2,000)	(2,194)
TOTAL GINNIE MAE		(23,844)
TOTAL TBA SALE COMMITMENTS (Proceeds $117,667)		$ (118,238)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.5375% with JPMorgan Chase, Inc.	June 2014	$ 900	$ (3)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.975% with JPMorgan Chase, Inc.	June 2017	1,000	(13)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	18,000	(274)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	1,700	(24)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.7775% with JPMorgan Chase, Inc.	June 2022	1,500	(23)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.454% with JPMorgan Chase, Inc.	June 2042	300	0*
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(823)
		$ 26,300	$ (1,160)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,872,000 or 3.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $546,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,611,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 27,405
Mizuho Securities USA, Inc.	11,344
RBS Securities, Inc.	6,862
$ 45,611
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 988,360	$ -	$ 988,360	$ -
Asset-Backed Securities	38,518	-	38,445	73
Collateralized Mortgage Obligations	104,933	-	104,727	206
Commercial Mortgage Securities	22,427	-	22,427	-
Cash Equivalents	45,611	-	45,611	-
Total Investments in Securities:	$ 1,199,849	$ -	$ 1,199,570	$ 279
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ -	$ -	$ -	$ -
Liabilities
Swap Agreements	$ (1,160)	$ -	$ (1,160)	$ -
Total Derivative Instruments:	$ (1,160)	$ -	$ (1,160)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (118,238)	$ -	$ (118,238)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,160)
Total Value of Derivatives	$ -	$ (1,160)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $45,611) - See accompanying schedule: Unaffiliated issuers (cost $1,172,444)		$ 1,199,849
Cash		2
Receivable for investments sold		25,883
Receivable for TBA sale commitments		117,667
Receivable for fund shares sold		635
Interest receivable		3,529
Other receivables		115
Total assets		1,347,680

Liabilities
Payable for investments purchased Regular delivery	$ 1,396
Delayed delivery	250,738
TBA sale commitments, at value	118,238
Payable for fund shares redeemed	382
Distributions payable	161
Swap agreements, at value	1,160
Accrued management fee	257
Distribution and service plan fees payable	37
Other affiliated payables	120
Other payables and accrued expenses	114
Total liabilities		372,603

Net Assets		$ 975,077
Net Assets consist of:
Paid in capital		$ 1,033,511
Distributions in excess of net investment income		(7,609)
Accumulated undistributed net realized gain (loss) on investments		(76,499)
Net unrealized appreciation (depreciation) on investments		25,674
Net Assets		$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,818 ÷ 5,272.9 shares)	$ 11.34

Maximum offering price per share (100/96.00 of $11.34)	$ 11.81
Class T: Net Asset Value and redemption price per share ($31,468 ÷ 2,768.6 shares)	$ 11.37

Maximum offering price per share (100/96.00 of $11.37)	$ 11.84
Class B: Net Asset Value and offering price per share ($3,668 ÷ 323.4 shares)A	$ 11.34

Class C: Net Asset Value and offering price per share ($18,224 ÷ 1,608.9 shares)A	$ 11.33

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($849,558 ÷ 74,709.7 shares)	$ 11.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,341 ÷ 1,088.9 shares)	$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 29,772

Expenses
Management fee	$ 2,862
Transfer agent fees	1,023
Distribution and service plan fees	444
Fund wide operations fee	304
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,639
Expense reductions	-	4,639
Net investment income (loss)		25,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,687
Futures contracts	4
Swap agreements	(1,271)
Total net realized gain (loss)		17,420
Change in net unrealized appreciation (depreciation) on: Investment securities	875
Swap agreements	(238)
Delayed delivery commitments	(958)
Total change in net unrealized appreciation (depreciation)		(321)
Net gain (loss)		17,099
Net increase (decrease) in net assets resulting from operations		$ 42,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,133	$ 29,651
Net realized gain (loss)	17,420	10,993
Change in net unrealized appreciation (depreciation)	(321)	6,942
Net increase (decrease) in net assets resulting from operations	42,232	47,586
Distributions to shareholders from net investment income	(25,516)	(30,093)
Share transactions - net increase (decrease)	70,977	(96,103)
Total increase (decrease) in net assets	87,693	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,609 and distributions in excess of net investment income of $7,189, respectively)	$ 975,077	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.278	.323	.357	.464	.467
Net realized and unrealized gain (loss)	.206	.235	.602	.283	(.461)
Total from investment operations	.484	.558	.959	.747	.006
Distributions from net investment income	(.284)	(.328)	(.429)	(.457)	(.486)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	4.41%	5.22%	9.44%	7.63%	.06%
Ratios to Average Net Assets D
Expenses before reductions	.81%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	2.48%	2.96%	3.36%	4.59%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 59	$ 61	$ 47	$ 39
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) C	.281	.326	.360	.466	.470
Net realized and unrealized gain (loss)	.216	.235	.602	.282	(.462)
Total from investment operations	.497	.561	.962	.748	.008
Distributions from net investment income	(.287)	(.331)	(.432)	(.458)	(.488)
Net asset value, end of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Total Return A,B	4.52%	5.24%	9.44%	7.62%	.07%
Ratios to Average Net Assets D
Expenses before reductions	.78%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.78%	.79%	.81%	.83%	.83%
Net investment income (loss)	2.50%	2.99%	3.39%	4.60%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 37	$ 41	$ 40	$ 41
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.200	.248	.286	.398	.400
Net realized and unrealized gain (loss)	.207	.235	.602	.283	(.461)
Total from investment operations	.407	.483	.888	.681	(.061)
Distributions from net investment income	(.207)	(.253)	(.358)	(.391)	(.419)
Net asset value, end of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Total Return A,B	3.69%	4.51%	8.71%	6.93%	(.58)%
Ratios to Average Net Assets D
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.79%	2.27%	2.69%	3.93%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.197	.244	.282	.390	.389
Net realized and unrealized gain (loss)	.217	.226	.603	.284	(.459)
Total from investment operations	.414	.470	.885	.674	(.070)
Distributions from net investment income	(.204)	(.250)	(.355)	(.384)	(.410)
Net asset value, end of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Total Return A,B	3.76%	4.39%	8.69%	6.86%	(.68)%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.57%	1.60%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.57%	1.60%
Net investment income (loss)	1.76%	2.24%	2.66%	3.86%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.318	.364	.399	.505	.509
Net realized and unrealized gain (loss)	.206	.234	.601	.292	(.462)
Total from investment operations	.524	.598	1.000	.797	.047
Distributions from net investment income	(.324)	(.368)	(.470)	(.497)	(.527)
Net asset value, end of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Total Return A	4.77%	5.59%	9.83%	8.14%	.46%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%	3.33%	3.74%	4.99%	4.91%
Supplemental Data
Net assets, end of period (in millions)	$ 850	$ 765	$ 829	$ 838	$ 1,049
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Income from Investment Operations
Net investment income (loss) B	.311	.354	.391	.496	.499
Net realized and unrealized gain (loss)	.207	.235	.603	.284	(.461)
Total from investment operations	.518	.589	.994	.780	.038
Distributions from net investment income	(.318)	(.359)	(.464)	(.490)	(.518)
Net asset value, end of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Total Return A	4.73%	5.53%	9.80%	7.98%	.37%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.53%	.50%	.52%	.54%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.52%	.54%
Expenses net of all reductions	.50%	.53%	.50%	.52%	.54%
Net investment income (loss)	2.79%	3.24%	3.69%	4.92%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7	$ 10	$ 10	$ 7
Portfolio turnover rate	451%	490%	527%	476%	397%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,739
Gross unrealized depreciation	(9,956)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,783

Tax Cost	$ 1,179,066

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (76,480)
Net unrealized appreciation (depreciation)	$ 19,075

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,480)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 25,516	$ 30,093

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,271)	(238)
Totals (a)	$ (1,267)	$ (238)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $104,774 and $119,501, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 149	$ 4
Class T	-%	.25%	85	-*
Class B	.65%	.25%	38	28
Class C	.75%	.25%	172	18
			$ 444	$ 50

* Amount represents two hundred eleven dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	3
Class B*	9
Class C*	2
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.21
Class T	62.18
Class B	11.25
Class C	30.18
Fidelity Mortgage Securities Fund	782.10
Institutional Class	14.15
	$ 1,023

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by two hundred twenty-one dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 1,509	$ 1,718
Class T	879	1,137
Class B	80	133
Class C	311	380
Fidelity Mortgage Securities Fund	22,468	26,484
Institutional Class	269	241
Total	$ 25,516	$ 30,093

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	1,763	1,347	$ 19,760	$ 14,756
Reinvestment of distributions	110	129	1,235	1,402
Shares redeemed	(1,889)	(1,794)	(21,161)	(19,528)
Net increase (decrease)	(16)	(318)	$ (166)	$ (3,370)
Class T
Shares sold	517	574	$ 5,786	$ 6,276
Reinvestment of distributions	71	92	794	1,004
Shares redeemed	(1,118)	(1,136)	(12,509)	(12,380)
Net increase (decrease)	(530)	(470)	$ (5,929)	$ (5,100)
Class B
Shares sold	11	32	$ 118	$ 360
Reinvestment of distributions	4	8	46	83
Shares redeemed	(129)	(263)	(1,440)	(2,865)
Net increase (decrease)	(114)	(223)	$ (1,276)	$ (2,422)
Class C
Shares sold	587	226	$ 6,563	$ 2,470
Reinvestment of distributions	19	25	213	275
Shares redeemed	(375)	(526)	(4,193)	(5,730)
Net increase (decrease)	231	(275)	$ 2,583	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	15,948	8,371	$ 179,572	$ 91,409
Reinvestment of distributions	1,817	2,193	20,398	23,971
Shares redeemed	(11,555)	(17,842)	(129,715)	(194,555)
Net increase (decrease)	6,210	(7,278)	$ 70,255	$ (79,175)
Institutional Class
Shares sold	710	226	$ 7,943	$ 2,471
Reinvestment of distributions	20	20	228	214
Shares redeemed	(238)	(530)	(2,661)	(5,736)
Net increase (decrease)	492	(284)	$ 5,510	$ (3,051)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $16,065,921 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-UANN-1012
1.784763.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	0.09%	2.13%	2.53%
Class T (incl. 1.50% sales charge)	0.08%	2.11%	2.53%
Class B (incl. contingent deferred sales charge)A	-2.21%	1.77%	2.36%
Class C (incl. contingent deferred sales charge) B	-0.24%	1.60%	1.85%

A Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns prior to October 9, 2002, are those of Class C, which has a 1.00% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 9, 2002, would have been higher. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class A on August 31, 2002, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.61%, 1.60%, 0.79% and 0.76%, respectively (excluding sales charges), versus 1.06% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds provided a tail wind versus the index. A heavy emphasis on the financials sector, primarily banks, contributed the most, followed by holdings of industrial bonds - most notably those from communications companies - along with securities issued by electric and natural gas utilities. Out-of-benchmark positions in commercial mortgage-backed securities, government-agency-backed collateralized mortgage obligations and asset-backed securities also bolstered the fund's return. Small allocations to government-agency mortgage-backed securities provided a further boost to results. On the downside, our allocation to U.S. Treasuries lagged the index and was the biggest relative detractor. Underweighted exposure to government-agency-backed debentures also modestly detracted, as this sector slightly outperformed the index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.69%
Actual		$ 1,000.00	$ 1,011.10	$ 3.49
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51
Class T	.69%
Actual		$ 1,000.00	$ 1,010.00	$ 3.49
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51
Class B	1.48%
Actual		$ 1,000.00	$ 1,006.00	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.70	$ 7.51
Class C	1.53%
Actual		$ 1,000.00	$ 1,006.80	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.44	$ 7.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,010.90	$ 2.63
Hypothetical A		$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 44.5%	U.S. Government and U.S. Government Agency Obligations† 48.4%
AAA 16.6%	AAA 17.7%
AA 7.5%	AA 9.7%
A 14.9%	A 10.4%
BBB 14.0%	BBB 11.4%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.7	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 35.3%		Corporate Bonds 31.5%
	U.S. Government and U.S. Government Agency Obligations† 44.5%		U.S. Government and U.S. Government Agency Obligations† 48.4%
	Asset-Backed Securities 11.8%		Asset-Backed Securities 12.1%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.5%		Municipal Bonds 0.7%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.6%	** Foreign investments	11.1%
* Futures and Swaps	0.0%	** Futures and Swaps	1.5%

† Includes NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,227,960
Automobiles - 1.0%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	2,620,000	2,622,746
1.65% 4/10/15 (d)	1,310,000	1,326,927
1.875% 9/15/14 (d)	1,270,000	1,287,659
1.95% 3/28/14 (d)	3,076,000	3,112,617
2.3% 1/9/15 (d)	1,330,000	1,362,336
Volkswagen International Finance NV 1.625% 3/22/15 (d)	2,300,000	2,328,299
		12,040,584
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,020,295
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,449,237
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,270,754
3.65% 4/30/15	1,310,000	1,402,582
News America, Inc. 5.3% 12/15/14	2,007,000	2,206,440
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,042,397
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,650,090
		12,021,500
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,229,681
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.1835% 8/23/13 (g)	763,000	766,914
TOTAL CONSUMER DISCRETIONARY		28,306,934
CONSUMER STAPLES - 2.2%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,640,181
1.5% 7/14/14	1,611,000	1,639,872
2.5% 3/26/13	2,054,000	2,077,243
Beam, Inc. 1.875% 5/15/17	277,000	282,915
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,275,685
Diageo Capital PLC 1.5% 5/11/17	788,000	802,954
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (d)	$ 1,054,000	$ 1,165,247
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,779,620
		12,663,717
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,680,917
Food Products - 0.8%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	509,188
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,218,616
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	2,690,000	2,732,236
Kraft Foods, Inc.:
1.3326% 7/10/13 (g)	2,330,000	2,331,440
2.625% 5/8/13	2,575,000	2,608,730
		9,400,210
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,516,964
Reynolds American, Inc. 6.75% 6/15/17	1,032,000	1,250,314
		3,767,278
TOTAL CONSUMER STAPLES		27,512,122
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,013,008
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,431,274
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,489,236
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,255,489
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	968,856
5.65% 4/1/13	1,227,000	1,258,109
Gazstream SA 5.625% 7/22/13 (d)	215,778	220,093
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,806,745
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,349,964
3.875% 1/27/16	1,151,000	1,208,533
Phillips 66:
1.95% 3/5/15 (d)	2,620,000	2,671,907
2.95% 5/1/17 (d)	650,000	682,223
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	$ 1,800,000	$ 1,800,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	704,000
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,979,660
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,501,376
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,928,774
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,368
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,229,774
		25,805,381
TOTAL ENERGY		26,818,389
FINANCIALS - 20.8%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,000,000	2,095,220
5.125% 1/15/15	5,117,000	5,469,612
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,268,419
JPMorgan Chase & Co. 1.2521% 1/24/14 (g)	2,500,000	2,513,753
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,016,507
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,211,321
2.875% 7/28/14	452,000	458,653
4.1% 1/26/15	554,000	566,994
4.2% 11/20/14	400,000	410,345
6% 5/13/14	2,690,000	2,844,021
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,511,288
State Street Corp. 4.3% 5/30/14	1,110,000	1,179,949
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,225,597
UBS AG Stamford Branch:
1.4471% 1/28/14 (g)	1,000,000	1,001,576
2.25% 1/28/14	2,500,000	2,535,203
		28,308,458
Commercial Banks - 8.9%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,224,520
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,819,792
Bank of Montreal 2.125% 6/28/13	2,670,000	2,708,194
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,312,564
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,938,596
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC:
1.4961% 1/13/14 (g)	$ 4,500,000	$ 4,499,618
2.375% 1/13/14	3,080,000	3,116,840
BB&T Corp. 2.05% 4/28/14	2,710,000	2,769,769
BNP Paribas:
0.8596% 4/8/13 (g)	965,000	961,480
2.125% 12/21/12	2,030,000	2,033,816
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,116,712
Commonwealth Bank of Australia:
1.1394% 8/7/13 (d)(g)	1,000,000	1,003,402
1.1979% 3/17/14 (d)(g)	1,440,000	1,443,959
1.95% 3/16/15	1,310,000	1,333,632
3.5% 3/19/15 (d)	1,300,000	1,367,080
Credit Suisse New York Branch:
1.4151% 1/14/14 (g)	1,400,000	1,405,914
2.2% 1/14/14	4,582,000	4,644,760
Danske Bank A/S 1.5051% 4/14/14 (d)(g)	1,800,000	1,767,231
Fifth Third Bancorp 3.625% 1/25/16	673,000	724,129
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,552,446
KeyBank NA 5.8% 7/1/14	3,287,000	3,522,560
KeyCorp. 6.5% 5/14/13	1,500,000	1,559,300
National Australia Bank Ltd.:
1.1776% 4/11/14 (d)(g)	1,500,000	1,505,040
2% 3/9/15	1,310,000	1,334,742
National Bank of Canada 1.5% 6/26/15	1,794,000	1,826,606
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,839,503
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,765,232
3.625% 2/8/15	1,445,000	1,538,662
Rabobank (Netherlands) NV:
1.85% 1/10/14	5,323,000	5,386,966
2.125% 10/13/15	862,000	882,679
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,319,500
Royal Bank of Canada:
0.7551% 4/17/14 (g)	1,400,000	1,403,004
1.125% 1/15/14	553,000	558,214
1.45% 10/30/14	2,332,000	2,376,893
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,344,271
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	$ 1,970,000	$ 1,992,710
1.9% 1/12/15 (d)	1,600,000	1,628,554
1.95% 1/14/14 (d)	2,400,000	2,431,325
SunTrust Bank 5% 9/1/15	1,059,000	1,144,599
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,083,161
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,284,269
The Toronto Dominion Bank:
0.8946% 11/1/13 (g)	1,400,000	1,405,893
1.375% 7/14/14	3,000,000	3,049,647
U.S. Bancorp 4.2% 5/15/14	1,770,000	1,882,406
Union Bank NA 2.125% 12/16/13	3,642,000	3,707,221
Wachovia Bank NA 0.8216% 11/3/14 (g)	1,820,000	1,800,040
Wells Fargo & Co.:
0.6471% 10/28/15 (g)	5,000,000	4,906,655
3.625% 4/15/15	2,400,000	2,566,728
Westpac Banking Corp.:
1.1906% 3/31/14 (d)(g)	1,300,000	1,305,558
1.85% 12/9/13	1,889,000	1,912,679
2% 8/14/17	2,250,000	2,274,039
2.1% 8/2/13	581,000	589,796
		110,872,906
Consumer Finance - 3.6%
American Express Credit Corp.:
1.3176% 6/24/14 (g)	2,235,000	2,259,614
2.75% 9/15/15	2,530,000	2,670,686
2.8% 9/19/16	970,000	1,032,824
American Honda Finance Corp.:
0.8889% 5/8/14 (d)(g)	1,000,000	1,002,416
1.45% 2/27/15 (d)	1,310,000	1,325,742
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,684,787
2.15% 3/23/15	1,300,000	1,331,448
7.375% 5/23/14	2,500,000	2,760,225
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	740,913
Ford Motor Credit Co. LLC:
2.75% 5/15/15	2,000,000	2,025,908
3% 6/12/17	1,350,000	1,355,156
General Electric Capital Corp.:
1.1521% 4/24/14 (g)	1,310,000	1,316,901
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
1.625% 7/2/15	$ 3,165,000	$ 3,220,517
2.15% 1/9/15	10,668,000	10,993,086
2.25% 11/9/15	1,650,000	1,706,781
5.4% 9/20/13	1,533,000	1,610,424
HSBC USA, Inc. 2.375% 2/13/15	2,353,000	2,410,997
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,169,316
Toyota Motor Credit Corp. 0.8551% 1/17/14 (g)	2,000,000	2,006,332
		44,624,073
Diversified Financial Services - 4.1%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	519,364
Bank of America Corp.:
2.0076% 7/11/14 (g)	2,780,000	2,787,078
3.7% 9/1/15	960,000	1,002,444
4.9% 5/1/13	3,690,000	3,779,309
BP Capital Markets PLC:
1.0679% 3/11/14 (g)	2,210,000	2,225,026
1.7% 12/5/14	1,320,000	1,351,522
2.248% 11/1/16	1,320,000	1,380,080
Citigroup, Inc.:
1.3906% 4/1/14 (g)	500,000	497,480
1.9061% 1/13/14 (g)	3,558,000	3,571,834
2.4375% 8/13/13 (g)	650,000	657,379
2.65% 3/2/15	3,350,000	3,416,290
5.125% 5/5/14	1,628,000	1,720,216
6.375% 8/12/14	2,900,000	3,145,847
6.5% 8/19/13	1,733,000	1,822,591
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,269,596
Export Development Canada 1.5% 5/15/14	800,000	816,624
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,121,346
3.7% 1/20/15	7,280,000	7,723,170
MassMutual Global Funding II 0.8351% 1/14/14 (d)(g)	4,242,000	4,256,274
MetLife Institutional Funding II 1.3606% 4/4/14 (d)(g)	1,000,000	1,006,354
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	269,325
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,891,827
		51,230,976
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.6%
American International Group, Inc. 4.25% 9/15/14	$ 2,270,000	$ 2,386,685
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,362,596
Berkshire Hathaway, Inc. 1.1345% 8/15/14 (g)	1,400,000	1,416,341
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,456,759
2.5% 9/29/15 (d)	1,000,000	1,039,203
New York Life Global Funding:
2.25% 12/14/12 (d)	1,200,000	1,206,364
5.25% 10/16/12 (d)	2,280,000	2,292,570
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,237,592
Principal Life Global Funding II 1.0801% 7/9/14 (d)(g)	2,000,000	1,999,144
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	534,081
3.625% 9/17/12	1,850,000	1,851,894
5.15% 1/15/13	672,000	682,882
		20,466,111
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	626,149
Equity One, Inc.:
5.375% 10/15/15	144,000	155,438
6.25% 12/15/14	1,200,000	1,300,861
		2,082,448
Real Estate Management & Development - 0.2%
Simon Property Group LP:
4.2% 2/1/15	484,000	516,232
5.3% 5/30/13	1,511,000	1,554,753
Tanger Properties LP 6.15% 11/15/15	404,000	451,016
		2,522,001
TOTAL FINANCIALS		260,106,973
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,332,357
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	2,007,954
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	920,000	932,880
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA: - continued
2.625% 3/29/16	$ 1,263,000	$ 1,338,286
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,229,723
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,325,610
		4,826,499
TOTAL HEALTH CARE		8,166,810
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,580,948
United Technologies Corp. 1.2% 6/1/15	2,214,000	2,252,840
		3,833,788
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (j)	992,870	982,941
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,343,636
TOTAL INDUSTRIALS		6,160,365
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,219,346
2.625% 12/9/14	1,330,000	1,360,758
		2,580,104
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	687,362
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,693,109
The Western Union Co. 1.0479% 3/7/13 (g)	1,220,000	1,223,935
		2,917,044
Office Electronics - 0.5%
Xerox Corp. 1.2565% 5/16/14 (g)	5,738,000	5,718,852
TOTAL INFORMATION TECHNOLOGY		11,903,362
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,416,030
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,992,738
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	700,000	708,014
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,599,965
		6,716,747
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	781,426
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,441,860
2.95% 5/15/16	1,200,000	1,292,159
British Telecommunications PLC 2% 6/22/15	2,031,000	2,076,454
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,265,277
Qwest Corp. 3.7179% 6/15/13 (g)	3,110,000	3,130,296
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,853,200
		13,840,672
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,591,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,683,053
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,537,432
		6,811,505
TOTAL TELECOMMUNICATION SERVICES		20,652,177
UTILITIES - 3.5%
Electric Utilities - 2.2%
Alabama Power Co. 4.85% 12/15/12	560,000	566,831
Appalachian Power Co. 0.8095% 8/16/13 (g)	2,520,000	2,521,570
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,474,509
EDP Finance BV 5.375% 11/2/12 (d)	2,500,000	2,511,250
Entergy Louisiana LLC 1.875% 12/15/14	748,000	768,177
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,340,000	2,498,645
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,357,907
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,250,563
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,812,936
Northeast Utilities 1.2179% 9/20/13 (g)	3,490,000	3,509,638
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co. 6.25% 12/1/13	$ 1,278,000	$ 1,363,845
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,130,929
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,648,113
Southern Co. 4.15% 5/15/14	412,000	435,657
		26,850,570
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,944,140
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.95% 8/15/16	848,000	872,974
2.25% 9/1/15	1,300,000	1,347,961
2.7606% 9/30/66 (g)	1,336,000	1,216,322
DTE Energy Co. 1.1669% 6/3/13 (g)	3,081,000	3,090,468
NiSource Finance Corp.:
5.4% 7/15/14	1,000,000	1,074,867
6.15% 3/1/13	1,790,000	1,838,001
PG&E Corp. 5.75% 4/1/14	590,000	633,354
Sempra Energy:
1.2279% 3/15/14 (g)	1,515,000	1,515,262
2% 3/15/14	2,435,000	2,476,293
		14,065,502
TOTAL UTILITIES		43,860,212
TOTAL NONCONVERTIBLE BONDS (Cost $431,568,251)		440,204,091
U.S. Government and Government Agency Obligations - 35.3%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
0.5% 5/27/15	19,767,000	19,834,524
0.5% 7/2/15	13,619,000	13,664,910
0.5% 9/28/15	14,889,000	14,932,104
0.75% 12/19/14	2,650,000	2,675,268
0.875% 8/28/14	22,756,000	23,020,152
1.625% 10/26/15	5,050,000	5,254,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.75% 11/25/14	$ 15,338,000	$ 15,484,754
1.75% 9/10/15	1,397,000	1,454,135
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		96,320,205
U.S. Treasury Obligations - 27.4%
U.S. Treasury Notes:
0.125% 7/31/14	23,243,000	23,197,606
0.25% 9/15/14	20,647,000	20,653,442
0.25% 1/15/15	14,999,000	15,002,510
0.25% 7/15/15	42,805,000	42,761,510
0.375% 11/15/14	27,628,000	27,710,028
0.5% 8/15/14	81,749,000	82,173,670
0.625% 7/15/14	57,565,000	57,983,267
1.375% 11/30/15	44,117,000	45,595,625
1.75% 7/31/15	12,067,000	12,574,188
2.375% 9/30/14	3,667,000	3,830,009
2.375% 10/31/14	9,988,000	10,444,482
TOTAL U.S. TREASURY OBLIGATIONS		341,926,337
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,736,210
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $437,475,936)		439,982,752
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 4.2%
2.192% 10/1/35 (g)	68,987	72,962
2.225% 10/1/33 (g)	55,297	58,257
2.234% 3/1/35 (g)	45,855	48,467
2.323% 5/1/35 (g)	540,278	575,278
2.332% 3/1/35 (g)	28,771	30,784
2.363% 12/1/33 (g)	318,401	339,369
2.375% 7/1/35 (g)	1,807,777	1,928,044
2.385% 11/1/34 (g)	292,685	313,657
2.417% 11/1/36 (g)	97,946	104,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.422% 10/1/33 (g)	$ 85,857	$ 92,077
2.427% 12/1/34 (g)	310,361	332,305
2.507% 8/1/35 (g)	368,783	395,747
2.519% 10/1/35 (g)	678,942	723,412
2.537% 7/1/35 (g)	532,739	570,304
2.544% 5/1/33 (g)	12,780	13,419
2.545% 10/1/41 (g)	1,005,394	1,052,553
2.641% 4/1/35 (g)	200,924	214,750
2.659% 2/1/35 (g)	631,524	672,946
2.692% 11/1/36 (g)	668,217	717,947
2.694% 9/1/41 (g)	1,236,877	1,298,542
2.703% 7/1/35 (g)	208,207	223,628
2.738% 8/1/41 (g)	1,525,116	1,601,533
2.859% 10/1/35 (g)	134,012	143,186
3% 7/1/21 to 11/1/21	17,189,343	18,160,944
3.007% 8/1/41 (g)	414,725	436,609
3.183% 1/1/40 (g)	816,262	854,479
3.474% 3/1/40 (g)	626,346	657,817
3.5% 5/1/27	5,354,047	5,763,312
3.526% 12/1/39 (g)	226,001	237,775
3.604% 3/1/40 (g)	858,610	903,267
4.5% 8/1/18 to 7/1/20	4,660,904	5,026,311
5.5% 11/1/17 to 11/1/34	7,853,130	8,643,222
6.5% 4/1/13 to 6/1/16	288,937	299,702
7% 1/1/16 to 11/1/18	50,806	54,414
7.5% 10/1/14	5,432	5,704
TOTAL FANNIE MAE		52,567,563
Freddie Mac - 1.5%
2.373% 1/1/35 (g)	93,809	100,161
2.419% 11/1/35 (g)	371,140	394,237
2.61% 8/1/34 (g)	126,953	134,655
2.71% 8/1/36 (g)	206,229	221,577
2.745% 4/1/35 (g)	648,782	693,311
2.824% 6/1/37 (g)	383,482	412,022
2.993% 8/1/41 (g)	839,549	880,631
3% 8/1/21	2,465,139	2,607,366
3.094% 9/1/41 (g)	490,080	512,538
3.573% 4/1/40 (g)	455,546	477,373
3.574% 4/1/40 (g)	560,747	589,343
4% 6/1/24 to 4/1/26	8,399,602	9,009,156
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 8/1/18 to 11/1/18	$ 2,630,874	$ 2,823,976
8.5% 5/1/26 to 7/1/28	71,842	85,504
12% 11/1/19	1,345	1,435
TOTAL FREDDIE MAC		18,943,285
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	330,448	382,848
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $70,005,767)		71,893,696
Asset-Backed Securities - 11.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	407,589	379,975
Series 2005-1 Class M1, 0.7055% 4/25/35 (g)	125,236	96,478
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6855% 4/25/35 (g)	10,283	9,795
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,205,417
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,557,152
Series 2012-1 Class A2, 0.71% 9/15/14	1,718,556	1,721,639
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	515,174
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,449,113
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,515,541
Series 2011-5 Class A1, 0.8895% 6/15/15 (g)	2,720,000	2,726,568
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,655,905
Series 2012-2 Class A, 0.7395% 3/15/16 (g)	1,300,000	1,301,122
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,634,780
American Express Credit Account Master Trust Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,180,142
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,515,487
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	854,798
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,815,315
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	654,212
Series 2011-4 Class A/S, 0.92% 3/9/15	1,276,187	1,278,372
Series 2011-5 Class A2, 1.19% 8/8/15	494,690	496,609
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2012-1 Class A2, 0.91% 10/8/15	$ 1,000,000	$ 1,002,590
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	815,145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7855% 4/25/34 (g)	13,839	5,489
Series 2005-R2 Class M1, 0.6855% 4/25/35 (g)	262,030	234,680
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (g)	82,560	65,927
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (g)	165,250	49,942
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	833,333	839,955
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(g)	432,000	0
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,838,061
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7395% 6/15/15 (g)	1,500,000	1,506,554
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	1,410,000	1,415,696
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,150,000	1,153,961
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	1,422,000	1,451,671
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	719,877
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (d)(g)	193,325	174,476
Class B, 0.987% 7/20/39 (d)(g)	373,480	167,132
Class C, 1.337% 7/20/39 (d)(g)	478,070	7,171
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (g)	228,766	91,122
Chase Issuance Trust:
Series 2011-A2 Class A2, 0.3295% 5/15/15 (g)	4,610,000	4,611,314
Series 2011-A3 Class A3, 0.3595% 12/15/15 (g)	5,000,000	5,004,290
Series 2012-A Class A1, 0.3395% 5/16/16 (g)	2,000,000	2,001,092
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	1,800,000	1,813,764
Citibank Credit Card Issuance Trust Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,382,002
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 31,876	$ 10,095
Series 2004-2 Class 3A4, 0.7355% 7/25/34 (g)	62,430	51,158
Series 2004-3 Class M4, 1.2055% 4/25/34 (g)	20,061	9,118
Series 2004-4 Class M2, 1.0305% 6/25/34 (g)	74,616	42,890
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4588% 11/16/15 (g)	2,160,000	2,162,465
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,943,868
Series 2012-A2 Class A2, 0.3895% 10/17/16 (g)	3,000,000	3,004,189
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,465,183
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,685,380
Fannie Mae Series 2004-T5:
Class AB1, 0.8208% 5/28/35 (g)	159,655	113,995
Class AB3, 1.1466% 5/28/35 (g)	67,441	42,055
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (g)	36,914	22,754
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5155% 10/25/35 (g)	127,376	122,616
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,094,281
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,198,850
Series 2012-A Class A3, 0.85% 1/15/15	820,000	823,050
Ford Credit Auto Owner Trust:
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,920
Series 2012-B Class A3, 1.01% 12/15/16	1,950,000	1,957,207
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,121,538
Series 2012-1 Class A, 0.7188% 1/15/16 (g)	5,000,000	5,016,002
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6605% 11/25/34 (g)	104,293	6,536
Class M5, 1.7355% 11/25/34 (g)	66,415	1,757
Series 2005-A:
Class M3, 0.9705% 1/25/35 (g)	120,398	37,576
Class M4, 1.2555% 1/25/35 (g)	46,138	6,091
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (d)(g)	298,000	122,567
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	313,800	302,817
GE Business Loan Trust Series 2003-1 Class A, 0.6695% 4/15/31 (d)(g)	24,983	23,508
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	$ 2,450,000	$ 2,473,919
Series 2012-5 Class A, 0.97% 6/15/18	3,380,000	3,399,952
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,054,928
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	1,310,000	1,312,577
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (d)(g)	1,786,576	1,717,971
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5255% 8/25/33 (g)	86,140	72,078
Series 2003-5 Class A2, 0.9355% 12/25/33 (g)	44,160	36,075
Series 2004-1 Class M2, 1.9355% 6/25/34 (g)	76,742	37,765
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	514,526
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	652,866
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,561
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,620,586
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (g)	157,118	52,523
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	1,300,000	1,301,206
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,350,000	1,354,837
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	200,775	204,542
Series 2011-A Class A3, 1.16% 4/15/15	810,000	814,097
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,721,660
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (g)	157,766	144,838
Keycorp Student Loan Trust Series 1999-A Class A2, 0.7906% 12/27/29 (g)	65,821	59,183
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	144,744	144,821
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	54,509	55,080
Class C, 6.125% 4/20/28 (d)	54,509	54,937
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (g)	99,598	783
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,417,314
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,316,543
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	$ 1,460,000	$ 1,465,201
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (g)	151,587	136,777
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (g)	177,255	142,692
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (g)	138,792	109,359
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (g)	73,483	31,616
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (g)	50,738	30,555
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (g)	52,840	6,281
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	942,500	12,367
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	560,000	563,823
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,852,387
Series 2011-B Class A3, 0.92% 2/16/15	930,000	935,554
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,027,100
Series 2011-B Class A3, 0.95% 2/16/16	950,000	958,481
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (g)	2,670,000	2,676,854
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2159% 10/30/45 (g)	542,400	507,313
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(d)(g)	71,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (g)	797,630	347,156
Class M4, 1.6855% 9/25/34 (g)	1,086,724	246,414
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (g)	187,294	107,034
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (g)	648	548
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	466,495	466,909
Series 2011-4 Class A2, 1.37% 3/16/15	976,593	981,104
Series 2012-1 Class A2, 1.25% 4/15/15	1,078,906	1,083,745
Series 2012-2 Class A2, 0.91% 5/15/15	1,500,000	1,504,703
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	915,720
Series 2012-4 Class A3, 1.04% 8/15/16	1,090,000	1,088,997
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,320,413
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (g)	160,416	116,280
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (d)(g)	$ 42,243	$ 41,338
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6679% 6/15/21 (g)	1,328,744	1,296,976
Series 2004-A:
Class B, 1.0479% 6/15/33 (g)	308,123	204,916
Class C, 1.4179% 6/15/33 (g)	1,181,000	715,204
Series 2004-B Class C, 1.3379% 9/15/33 (g)	1,900,000	1,187,446
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (g)	8,082	2,750
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (g)	86,903	78,418
Volkswagen Auto Lease Trust Series 2011-A Class A2, 1% 2/20/14	714,194	715,743
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,840,000	2,859,377
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (d)(g)	1,390,735	987,422
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	917,128
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,028,167
TOTAL ASSET-BACKED SECURITIES (Cost $150,264,110)		147,080,017
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 1.5%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (d)(g)	1,500,000	1,507,248
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (d)(g)	1,010,502	1,013,931
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (g)	102,690	103,326
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (d)(g)	763,288	750,561
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	393,888	387,014
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5335% 11/20/56 (d)(g)	$ 911,830	$ 911,217
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.377% 12/20/54 (d)(g)	1,319,562	1,286,573
Class C2, 1.437% 12/20/54 (d)(g)	762,000	575,310
Series 2006-2 Class C1, 1.177% 12/20/54 (g)	3,254,000	2,456,770
Series 2006-3 Class C2, 0.737% 12/20/54 (g)	142,000	107,210
Series 2006-4:
Class B1, 0.417% 12/20/54 (g)	381,000	347,663
Class C1, 0.997% 12/20/54 (g)	233,000	175,915
Class M1, 0.577% 12/20/54 (g)	100,000	87,000
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (g)	235,000	177,425
Class 1M1, 0.537% 12/20/54 (g)	153,000	133,110
Class 2C1, 1.197% 12/20/54 (g)	107,000	80,785
Class 2M1, 0.737% 12/20/54 (g)	196,000	170,520
Series 2007-2 Class 2C1, 1.098% 12/17/54 (g)	272,000	205,360
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (g)	569,103	558,945
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8551% 1/20/44 (g)	226,763	223,599
Class 1C, 2.9051% 1/20/44 (g)	54,183	42,886
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (g)	2,161,823	2,118,262
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (g)	1,034,359	1,012,896
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4395% 1/15/13 (d)(g)	2,120,000	2,118,459
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (g)	98,084	62,762
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (g)	141,817	111,249
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4755% 6/26/36 (d)(g)	140,247	140,042
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.6051% 7/15/42 (d)(g)	1,000,000	1,002,940
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5903% 7/10/35 (d)(g)	68,272	54,397
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (d)(g)	15,032	14,431
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	703,423	705,157
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	$ 4,343	$ 3,852
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (g)	406,218	349,283
TOTAL PRIVATE SPONSOR		18,996,098
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7355% 9/25/23 (g)	267,018	268,111
floater planned amortization class Series 2005-90 Class FC, 0.4855% 10/25/35 (g)	927,264	928,343
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	21,388	21,421
Series 2006-54 Class PE, 6% 2/25/33	432,080	455,525
Series 2012-94 Class E, 3% 6/25/22	1,010,000	1,066,055
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	382,419	425,667
Series 2003-76 Class BA, 4.5% 3/25/18	604,479	629,180
Series 2009-31 Class A, 4% 2/25/24	386,945	403,700
Series 2010-135 Class DE, 2.25% 4/25/24	1,448,931	1,472,503
Series 2011-16 Class FB, 0.3855% 3/25/31 (g)	2,561,653	2,560,462
Series 2010-123 Class DL, 3.5% 11/25/25	637,705	663,048
Series 2010-143 Class B, 3.5% 12/25/25	1,000,647	1,047,192
Series 2011-23 Class AB, 2.75% 6/25/20	811,093	842,224
target amortization Series 2008-29 Class BG 4.7% 12/25/35	719,170	761,892
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4895% 2/15/26 (g)	1,530,729	1,528,624
Freddie Mac:
floater:
Series 2711 Class FC, 1.1395% 2/15/33 (g)	2,000,746	2,032,143
Series 3346 Class FA, 0.4695% 2/15/19 (g)	3,258,085	3,263,018
floater planned amortization class Series 3117 Class JF, 0.5395% 2/15/36 (g)	1,053,827	1,057,787
floater sequential payer Series 3387 Class DF, 0.4195% 10/15/17 (g)	734,199	734,301
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	345,434	363,078
Series 2866 Class XE, 4% 12/15/18	687,856	710,444
Series 3081 Class CP 5.5% 10/15/34	4,362,319	4,555,784
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3792 Class DF, 0.6395% 11/15/40 (g)	$ 2,535,559	$ 2,543,219
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	621,214	641,907
Series 3560 Class LA, 2% 8/15/14	253,002	254,258
Series 3573 Class LC, 1.85% 8/15/14	616,479	619,985
Series 3659 Class EJ 3% 6/15/18	1,842,410	1,903,053
Series 3696 Class AE, 1.2% 7/15/15	851,291	853,923
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,010,224	1,037,499
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2010-53 Class FC, 1.057% 4/20/40 (g)	1,062,066	1,076,855
floater sequential payer Series 2010-120 Class FB 0.537% 9/20/35 (g)	1,667,827	1,668,974
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	657,816	678,900
Series 2010-99 Class PT, 3.5% 8/20/33	799,057	827,398
Series 2012-97 Class JF, 0.483% 8/16/42 (g)	1,860,000	1,856,579
TOTAL U.S. GOVERNMENT AGENCY		39,753,052
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,916,723)		58,749,150
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2297% 2/14/43 (g)(i)	518,469	15,324
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.2099% 7/10/45 (g)(i)	8,367,125	84
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7095% 3/15/22 (d)(g)	78,149	75,816
Class G, 0.7695% 3/15/22 (d)(g)	320,652	304,665
Class H, 1.0195% 3/15/22 (d)(g)	500,000	465,071
Series 2006-BIX1:
Class F, 0.5495% 10/15/19 (d)(g)	201,139	189,071
Class G, 0.5695% 10/15/19 (d)(g)	137,009	127,418
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (d)(g)	$ 7,502	$ 5,441
Series 2004-1:
Class A, 0.5955% 4/25/34 (d)(g)	364,411	321,567
Class B, 2.1355% 4/25/34 (d)(g)	44,149	25,819
Class M1, 0.7955% 4/25/34 (d)(g)	25,562	18,178
Class M2, 1.4355% 4/25/34 (d)(g)	24,656	17,338
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (d)(g)	129,098	93,163
Class M1, 0.6655% 8/25/35 (d)(g)	9,579	5,621
Class M2, 0.7155% 8/25/35 (d)(g)	15,799	8,501
Class M3, 0.7355% 8/25/35 (d)(g)	8,741	4,317
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (d)(g)	44,560	35,031
Class M1, 0.6755% 11/25/35 (d)(g)	8,129	4,573
Class M2, 0.7255% 11/25/35 (d)(g)	10,321	5,568
Class M3, 0.7455% 11/25/35 (d)(g)	9,237	4,751
Class M4, 0.8355% 11/25/35 (d)(g)	11,508	5,419
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (d)(g)	804,387	569,868
Class B1, 1.6355% 1/25/36 (d)(g)	54,125	7,942
Class M1, 0.6855% 1/25/36 (d)(g)	252,994	156,224
Class M2, 0.7055% 1/25/36 (d)(g)	96,003	55,373
Class M3, 0.7355% 1/25/36 (d)(g)	103,178	55,113
Class M4, 0.8455% 1/25/36 (d)(g)	52,796	25,784
Class M5, 0.8855% 1/25/36 (d)(g)	52,796	17,611
Class M6, 0.9355% 1/25/36 (d)(g)	53,578	14,280
Series 2006-1:
Class A2, 0.5955% 4/25/36 (d)(g)	24,913	18,382
Class M1, 0.6155% 4/25/36 (d)(g)	8,910	5,275
Class M2, 0.6355% 4/25/36 (d)(g)	9,414	5,197
Class M3, 0.6555% 4/25/36 (d)(g)	8,100	4,114
Class M4, 0.7555% 4/25/36 (d)(g)	4,590	2,133
Class M5, 0.7955% 4/25/36 (d)(g)	4,455	1,564
Class M6, 0.8755% 4/25/36 (d)(g)	8,883	2,960
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (d)(g)	243,641	171,762
Class A2, 0.5155% 7/25/36 (d)(g)	21,996	15,554
Class B1, 1.1055% 7/25/36 (d)(g)	8,236	1,166
Class B3, 2.9355% 7/25/36 (d)(g)	7,703	235
Class M1, 0.5455% 7/25/36 (d)(g)	23,078	7,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5655% 7/25/36 (d)(g)	$ 16,283	$ 4,855
Class M3, 0.5855% 7/25/36 (d)(g)	13,506	3,048
Class M4, 0.6555% 7/25/36 (d)(g)	9,120	1,937
Class M5, 0.7055% 7/25/36 (d)(g)	11,210	2,164
Class M6, 0.7755% 7/25/36 (d)(g)	16,725	2,684
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (d)(g)	475	4
Class M4, 0.6655% 10/25/36 (d)(g)	18,186	2,737
Class M5, 0.7155% 10/25/36 (d)(g)	21,771	1,415
Class M6, 0.7955% 10/25/36 (d)(g)	42,664	990
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (d)(g)	77,747	52,798
Class A2, 0.5055% 12/25/36 (d)(g)	352,417	164,137
Class B1, 0.9355% 12/25/36 (d)(g)	7,566	161
Class M1, 0.5255% 12/25/36 (d)(g)	24,970	5,130
Class M2, 0.5455% 12/25/36 (d)(g)	17,025	2,618
Class M3, 0.5755% 12/25/36 (d)(g)	17,025	2,288
Class M4, 0.6355% 12/25/36 (d)(g)	20,430	2,337
Class M5, 0.6755% 12/25/36 (d)(g)	18,727	1,530
Class M6, 0.7555% 12/25/36 (d)(g)	17,025	932
Series 2007-1 Class A2, 0.5055% 3/25/37 (d)(g)	380,404	204,785
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (d)(g)	64,142	36,117
Class A2, 0.5555% 7/25/37 (d)(g)	60,075	19,910
Class B1, 1.8355% 7/25/37 (d)(g)	8,888	122
Class M1, 0.6055% 7/25/37 (d)(g)	21,412	5,555
Class M2, 0.6455% 7/25/37 (d)(g)	12,015	1,442
Class M3, 0.7255% 7/25/37 (d)(g)	12,169	1,190
Class M4, 0.8855% 7/25/37 (d)(g)	23,430	1,866
Class M5, 0.9855% 7/25/37 (d)(g)	20,718	1,477
Class M6, 1.2355% 7/25/37 (d)(g)	26,294	1,314
Series 2007-3:
Class A2, 0.5255% 7/25/37 (d)(g)	95,642	48,559
Class B1, 1.1855% 7/25/37 (d)(g)	82,307	5,535
Class B2, 1.8355% 7/25/37 (d)(g)	197,816	10,752
Class M1, 0.5455% 7/25/37 (d)(g)	72,256	16,782
Class M2, 0.5755% 7/25/37 (d)(g)	75,967	13,487
Class M3, 0.6055% 7/25/37 (d)(g)	122,968	16,862
Class M4, 0.7355% 7/25/37 (d)(g)	194,454	22,698
Class M5, 0.8355% 7/25/37 (d)(g)	96,936	9,917
Class M6, 1.0355% 7/25/37 (d)(g)	75,703	6,601
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class A2, 0.7855% 9/25/37 (d)(g)	$ 836,028	$ 144,838
Class M1, 1.1855% 9/25/37 (d)(g)	129,547	8,177
Class M2, 1.2855% 9/25/37 (d)(g)	129,547	6,765
Class M4, 1.8355% 9/25/37 (d)(g)	341,396	13,729
Class M5, 1.9855% 9/25/37 (d)(g)	341,396	10,507
Class M6, 2.1855% 9/25/37 (d)(g)	222,610	5,401
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(i)	2,779,314	112,562
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(i)	8,153,012	155,171
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (d)(g)	50,784	48,998
Class J, 1.0895% 3/15/19 (d)(g)	51,667	47,331
Series 2007-BBA8:
Class A2, 0.3895% 3/15/22 (d)(g)	402,179	394,164
Class D, 0.4895% 3/15/22 (d)(g)	52,963	48,980
Class E, 0.5395% 3/15/22 (d)(g)	275,033	242,834
Class F, 0.5895% 3/15/22 (d)(g)	168,653	145,535
Class G, 0.6395% 3/15/22 (d)(g)	43,346	36,538
Class H, 0.7895% 3/15/22 (d)(g)	52,963	43,585
Class J, 0.9395% 3/15/22 (d)(g)	52,963	42,261
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,439,193
Series 2004-PWR6 Class X2, 0.6643% 11/11/41 (g)(i)	4,145,469	7,292
Series 2005-PWR9 Class X2, 0.3636% 9/11/42 (d)(g)(i)	26,814,187	104,843
Series 2005-T18 Class A4, 4.933% 2/13/42	1,890,000	2,065,500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (d)(g)	89,246	77,288
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (d)(g)(i)	8,700,179	169,532
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (d)(g)	12,206	12,084
Class H, 0.6093% 8/15/21 (d)(g)	45,122	43,050
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4839% 10/15/48 (g)(i)	42,377,534	234,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (d)(g)	$ 15,948	$ 14,513
Series 2005-FL11:
Class F, 0.6895% 11/15/17 (d)(g)	18,996	17,273
Class G, 0.7395% 11/15/17 (d)(g)	13,167	11,709
Series 2006-CN2A Class A2FL, 0.4643% 2/5/19 (d)(g)	232,315	227,255
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,030,431	1,032,967
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(g)	630,000	628,128
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,689,515
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	1,170,000	1,171,588
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (g)	130,322	130,255
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (g)(i)	33,856,114	276,198
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (g)(i)	1,497,881	1,321
Series 2003-C4 Class A4, 5.137% 8/15/36	1,056,826	1,084,424
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4095% 2/15/22 (d)(g)	236,650	219,188
0.5095% 2/15/22 (d)(g)	84,521	76,594
Class F, 0.5595% 2/15/22 (d)(g)	169,020	151,478
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	307,419	315,612
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,511,727	1,555,430
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	1,767,373	1,812,204
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3032% 3/10/44 (g)	1,770,000	1,989,763
Series 2001-1 Class X1, 1.4912% 5/15/33 (d)(g)(i)	656,294	8,195
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	470,583	475,804
Class A2, 5.4573% 5/10/40 (g)	590,000	610,888
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,290,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (d)(g)	$ 1,170,000	$ 1,109,799
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (d)(g)(i)	71,853,541	369,974
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6858% 6/6/20 (d)(g)	105,970	104,399
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	2,168,755	2,164,012
Class C, 2.0056% 3/6/20 (d)(g)	720,000	713,110
Class D, 2.2018% 3/6/20 (d)(g)	215,000	212,983
Class E, 2.4764% 3/6/20 (d)(g)	360,000	356,842
Class F, 2.6334% 3/6/20 (d)(g)	180,000	178,417
Class G, 2.7903% 3/6/20 (d)(g)	90,000	89,206
Class H, 3.3004% 3/6/20 (d)(g)	150,000	149,055
Class J, 4.0852% 3/6/20 (d)(g)	215,000	214,085
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	156,916	157,503
Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	1,340,000	1,435,023
Series 2006-GG6 Class A2, 5.506% 4/10/38	304,180	304,446
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	802,837	815,027
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	931,010	940,390
Series 2012-GC6 Class A1, 1.282% 1/10/45	434,270	438,399
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	484,216	484,270
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	835,894	843,265
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	461,112	478,759
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,181,353	1,186,104
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4695% 11/15/18 (d)(g)	17,454	16,477
Class E, 0.5195% 11/15/18 (d)(g)	24,734	22,854
Class F, 0.5695% 11/15/18 (d)(g)	37,097	32,794
Class G, 0.5995% 11/15/18 (d)(g)	32,241	27,212
Class H, 0.7395% 11/15/18 (d)(g)	24,739	19,891
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	735,721	738,482
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (g)	$ 867,161	$ 893,101
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	304,596	307,046
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	447,484
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	947,229
Series 2007-C6 Class A2, 5.845% 7/15/40	341,518	349,535
Series 2004-C8, 4.799% 12/15/29	1,206,176	1,286,006
Series 2005-C7 Class XCP, 0.168% 11/15/40 (g)(i)	48,698,284	11,055
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (g)(i)	35,503,479	50,699
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (g)(i)	17,983,510	123,745
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (g)(i)	6,713,062	40,090
Series 2007-C2 Class XCP, 0.4824% 2/15/40 (g)(i)	33,180,364	259,271
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5795% 9/15/21 (d)(g)	145,070	130,563
Class G, 0.5995% 9/15/21 (d)(g)	286,588	250,765
Class H, 0.6395% 9/15/21 (d)(g)	73,934	62,105
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	102,298	102,381
Series 2005-MCP1 Class XP, 0.648% 6/12/43 (g)(i)	7,533,185	39,399
Series 2005-MKB2 Class XP, 0.2469% 9/12/42 (g)(i)	3,442,042	4,482
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	556,116	555,998
Series 2006-4 Class XP, 0.617% 12/12/49 (g)(i)	12,976,108	178,992
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,315,009	1,321,081
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (d)(g)	45,397	29,054
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (d)(g)	1,161,473	1,148,284
Class D, 0.43% 10/15/20 (d)(g)	84,694	74,954
Class E, 0.49% 10/15/20 (d)(g)	105,926	90,037
Class F, 0.54% 10/15/20 (d)(g)	63,569	52,762
Class G, 0.58% 10/15/20 (d)(g)	78,581	61,097
Class H, 0.67% 10/15/20 (d)(g)	49,464	32,152
Class J, 0.82% 10/15/20 (d)(g)	28,936	11,574
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	$ 360,921	$ 365,989
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,142,462	1,203,417
Series 2012-C4 Class A1, 1.085% 3/15/45	1,184,274	1,193,475
Series 2005-HQ5 Class X2, 0.2196% 1/14/42 (g)(i)	8,075,456	9,933
Series 2005-TOP17 Class X2, 0.6219% 12/13/41 (g)(i)	6,074,606	13,340
Series 2011-C3 Class A1, 2.178% 7/15/49	2,176,537	2,239,432
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	480,174	492,829
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	775,285	781,003
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (d)(g)	1,590,004	1,573,852
Class A2, 0.3595% 9/15/21 (d)(g)	760,000	718,200
Class E, 0.518% 9/15/21 (d)(g)	176,861	152,073
Class F, 0.578% 9/15/21 (d)(g)	238,334	195,396
Class G, 0.598% 9/15/21 (d)(g)	225,785	176,077
Class J, 0.838% 9/15/21 (d)(g)	50,198	33,123
Series 2007-WHL8 Class F, 0.7195% 6/15/20 (d)(g)	376,985	277,507
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,550,250
Series 2006-C23:
Class A5, 5.416% 1/15/45 (g)	2,290,000	2,580,686
Class X, 0.0861% 1/15/45 (d)(g)(i)	194,342,108	108,443
Series 2007-C30 Class XP, 0.4723% 12/15/43 (d)(g)(i)	34,817,108	253,155
Series 2007-C31A Class A2, 5.421% 4/15/47	709,190	735,735
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,140,421)		63,116,991
Municipal Securities - 0.5%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,794,560
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (g)(h)	1,800,000	1,800,000
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,303,358
TOTAL MUNICIPAL SECURITIES (Cost $5,878,880)		5,897,918
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	3,800,000	3,842,826
United Mexican States 6.625% 3/3/15	1,300,000	1,472,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,244,211)		5,315,076
Commercial Paper - 0.6%

British Telecommunications PLC 1.5% 5/14/13	2,000,000	1,984,555
Vodafone Group PLC yankee:
1% 12/28/12	2,000,000	1,996,053
1% 2/1/13	2,000,000	1,993,900
1.25% 3/12/13	1,500,000	1,493,430
TOTAL COMMERCIAL PAPER (Cost $7,453,694)		7,467,938
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,791,387)	5,791,387	5,791,387
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,236,739,380)		1,245,499,016
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,994,703
NET ASSETS - 100%		$1,247,493,719
Swap Agreements
	Expiration Date	Notional Amount (f)	Value
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (e)	Oct. 2034	$81,192	$(36,983)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,994,240 or 11.4% of net assets.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $982,941 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 963,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,047
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 440,204,091	$ -	$ 439,221,150	$ 982,941
U.S. Government and Government Agency Obligations	439,982,752	-	439,982,752	-
U.S. Government Agency - Mortgage Securities	71,893,696	-	71,893,696	-
Asset-Backed Securities	147,080,017	-	143,236,691	3,843,326
Collateralized Mortgage Obligations	58,749,150	-	58,694,753	54,397
Commercial Mortgage Securities	63,116,991	-	61,280,672	1,836,319
Municipal Securities	5,897,918	-	5,897,918	-
Foreign Government and Government Agency Obligations	5,315,076	-	5,315,076	-
Commercial Paper	7,467,938	-	7,467,938	-
Money Market Funds	5,791,387	5,791,387	-	-
Total Investments in Securities:	$ 1,245,499,016	$ 5,791,387	$ 1,232,990,646	$ 6,716,983
Other Information - continued
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,983)	$ -	$ -	$ (36,983)
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	(3,020,621)
Total Unrealized Gain (Loss)	4,843,328
Cost of Purchases	-
Proceeds of Sales	(3,075,139)
Amortization/Accretion	360,884
Transfers in to Level 3	2,482,527
Transfers out of Level 3	(8,796,823)
Ending Balance	$ 6,716,983
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ 1,476,716
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	84,058
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (36,983)
Realized gain (loss) on Swap Agreements for the period	$ (86,633)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2012	$ (3,656)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,983)
Total Value of Derivatives	$ -	$ (36,983)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
United Kingdom	4.0%
Canada	2.3%
Australia	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,230,947,993)	$ 1,239,707,629
Fidelity Central Funds (cost $5,791,387)	5,791,387
Total Investments (cost $1,236,739,380)		$ 1,245,499,016
Cash		30,125
Receivable for investments sold		90,477
Receivable for swap agreements		230
Receivable for fund shares sold		1,056,185
Interest receivable		4,399,825
Distributions receivable from Fidelity Central Funds		1,994
Total assets		1,251,077,852

Liabilities
Payable for investments purchased	$ 725,722
Payable for fund shares redeemed	1,997,919
Distributions payable	65,854
Swap agreements, at value	36,983
Accrued management fee	333,209
Distribution and service plan fees payable	146,263
Other affiliated payables	201,561
Other payables and accrued expenses	76,622
Total liabilities		3,584,133

Net Assets		$ 1,247,493,719
Net Assets consist of:
Paid in capital		$ 1,284,007,293
Distributions in excess of net investment income		(49,010)
Accumulated undistributed net realized gain (loss) on investments		(45,187,218)
Net unrealized appreciation (depreciation) on investments		8,722,654
Net Assets		$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($212,724,715 ÷ 22,787,587 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class T: Net Asset Value and redemption price per share ($140,285,165 ÷ 15,014,906 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class B: Net Asset Value and offering price per share ($7,991,011 ÷ 854,548 shares)A	$ 9.35

Class C: Net Asset Value and offering price per share ($114,563,928 ÷ 12,257,113 shares)A	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($771,928,900 ÷ 82,620,818 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 21,952,874
Income from Fidelity Central Funds		10,047
Total income		21,962,921

Expenses
Management fee	$ 4,174,547
Transfer agent fees	2,069,413
Distribution and service plan fees	1,876,775
Accounting fees and expenses	454,699
Custodian fees and expenses	33,657
Independent trustees' compensation	4,773
Registration fees	101,879
Audit	170,716
Legal	3,610
Miscellaneous	11,839
Total expenses before reductions	8,901,908
Expense reductions	(2,032)	8,899,876
Net investment income (loss)		13,063,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,264,527
Futures contracts	3,304
Swap agreements	(86,633)
Total net realized gain (loss)		3,181,198
Change in net unrealized appreciation (depreciation) on: Investment securities	4,862,432
Swap agreements	84,058
Total change in net unrealized appreciation (depreciation)		4,946,490
Net gain (loss)		8,127,688
Net increase (decrease) in net assets resulting from operations		$ 21,190,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,063,045	$ 17,712,935
Net realized gain (loss)	3,181,198	10,408,684
Change in net unrealized appreciation (depreciation)	4,946,490	(2,530,497)
Net increase (decrease) in net assets resulting from operations	21,190,733	25,591,122
Distributions to shareholders from net investment income	(14,264,673)	(17,998,623)
Share transactions - net increase (decrease)	(35,012,868)	32,684,771
Total increase (decrease) in net assets	(28,086,808)	40,277,270

Net Assets
Beginning of period	1,275,580,527	1,235,303,257
End of period (including distributions in excess of net investment income of $49,010 and undistributed net investment income of $1,118,038, respectively)	$ 1,247,493,719	$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Income from Investment Operations
Net investment income (loss) C	.090	.134	.189	.237	.364
Net realized and unrealized gain (loss)	.058	.062	.273	.007	(.315)
Total from investment operations	.148	.196	.462	.244	.049
Distributions from net investment income	(.098)	(.136)	(.192)	(.224)	(.359)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Total Return A, B	1.61%	2.14%	5.21%	2.81%	.51%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.74%	.78%
Expenses net of all reductions	.69%	.70%	.71%	.74%	.78%
Net investment income (loss)	.97%	1.44%	2.07%	2.70%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 212,725	$ 250,546	$ 254,410	$ 265,959	$ 342,015
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) C	.089	.134	.189	.237	.368
Net realized and unrealized gain (loss)	.059	.052	.273	.016	(.327)
Total from investment operations	.148	.186	.462	.253	.041
Distributions from net investment income	(.098)	(.136)	(.192)	(.223)	(.361)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return A, B	1.60%	2.03%	5.20%	2.91%	.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.71%	.75%	.76%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.75%	.76%
Expenses net of all reductions	.70%	.70%	.71%	.75%	.76%
Net investment income (loss)	.96%	1.44%	2.08%	2.70%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,285	$ 163,217	$ 189,230	$ 253,439	$ 334,850
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Income from Investment Operations
Net investment income (loss) C	.015	.059	.115	.167	.295
Net realized and unrealized gain (loss)	.059	.062	.273	.007	(.326)
Total from investment operations	.074	.121	.388	.174	(.031)
Distributions from net investment income	(.024)	(.061)	(.118)	(.154)	(.289)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return A, B	.79%	1.31%	4.35%	2.00%	(.36)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of all reductions	1.50%	1.52%	1.52%	1.54%	1.55%
Net investment income (loss)	.16%	.63%	1.26%	1.91%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,991	$ 9,337	$ 12,587	$ 12,579	$ 11,617
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Income from Investment Operations
Net investment income (loss) C	.012	.056	.113	.164	.291
Net realized and unrealized gain (loss)	.058	.062	.273	.006	(.315)
Total from investment operations	.070	.118	.386	.170	(.024)
Distributions from net investment income	(.020)	(.058)	(.116)	(.150)	(.286)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return A, B	.76%	1.29%	4.33%	1.95%	(.29)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.57%	1.58%
Net investment income (loss)	.13%	.61%	1.24%	1.87%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,564	$ 132,589	$ 131,947	$ 103,378	$ 97,150
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) B	.106	.150	.205	.255	.385
Net realized and unrealized gain (loss)	.058	.052	.273	.016	(.324)
Total from investment operations	.164	.202	.478	.271	.061
Distributions from net investment income	(.114)	(.152)	(.208)	(.241)	(.381)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return A	1.78%	2.21%	5.38%	3.12%	.65%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	1.14%	1.62%	2.25%	2.90%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,929	$ 719,891	$ 647,129	$ 618,098	$ 589,076
Portfolio turnover rate D	75%	204%	217%	318% F	94%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,105,472
Gross unrealized depreciation	(10,170,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,935,336

Tax Cost	$ 1,236,563,680

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (45,179,256)
Net unrealized appreciation (depreciation)	$ 8,898,325

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (24,671)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (45,179,256)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 14,264,673	$ 17,998,623

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (86,633)	$ 84,058
Interest Rate Risk
Futures Contracts	3,304	-
Totals (a)	$ (83,329)	$ 84,058

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $392,894,147 and $292,104,430, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 333,161	$ 26,643
Class T	-%	.15%	227,317	1,651
Class B	.65%	.25%	80,942	58,458
Class C	.75%	.25%	1,235,355	163,947
			$ 1,876,775	$ 250,699

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,376
Class T	8,376
Class B*	14,140
Class C*	18,885
$ 76,777

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 376,859.17
Class T	264,195.17
Class B	20,285.23
Class C	200,242.16
Institutional Class	1,207,832.15
	$ 2,069,413

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,717 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,032.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 2,366,926	$ 3,589,797
Class T	1,612,220	2,571,175
Class B	23,760	68,023
Class C	276,779	778,830
Institutional Class	9,984,988	10,990,798
Total	$ 14,264,673	$ 17,998,623

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	11,014,249	12,640,586	$ 102,166,877	$ 116,964,068
Reinvestment of distributions	212,888	326,685	1,974,463	3,020,597
Shares redeemed	(15,418,290)	(13,556,554)	(142,936,211)	(125,303,809)
Net increase (decrease)	(4,191,153)	(589,283)	$ (38,794,871)	$ (5,319,144)
Class T
Shares sold	3,668,518	5,179,009	$ 34,010,430	$ 47,931,812
Reinvestment of distributions	154,693	245,526	1,435,835	2,271,746
Shares redeemed	(6,368,676)	(8,352,254)	(59,098,203)	(77,237,420)
Net increase (decrease)	(2,545,465)	(2,927,719)	$ (23,651,938)	$ (27,033,862)
Class B
Shares sold	303,790	401,646	$ 2,818,839	$ 3,725,761
Reinvestment of distributions	2,143	5,898	19,886	54,610
Shares redeemed	(455,109)	(765,462)	(4,227,668)	(7,079,431)
Net increase (decrease)	(149,176)	(357,918)	$ (1,388,943)	$ (3,299,060)
Class C
Shares sold	3,509,446	6,716,368	$ 32,577,911	$ 62,282,145
Reinvestment of distributions	23,322	62,961	216,245	582,567
Shares redeemed	(5,535,239)	(6,800,176)	(51,381,344)	(62,900,715)
Net increase (decrease)	(2,002,471)	(20,847)	$ (18,587,188)	$ (36,003)
Institutional Class
Shares sold	43,790,241	26,140,873	$ 406,214,278	$ 241,890,765
Reinvestment of distributions	1,025,348	1,118,484	9,519,588	10,350,571
Shares redeemed	(39,647,339)	(19,871,997)	(368,323,794)	(183,868,496)
Net increase (decrease)	5,168,250	7,387,360	$ 47,410,072	$ 68,372,840

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record in the aggregate of approximately 24% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment:2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment:2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 13.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,269,239 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-UANN-1012
1.784769.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	1.78%	2.62%	2.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the year, the fund's Institutional Class shares returned 1.78%, versus 1.06% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds provided a tail wind versus the index. A heavy emphasis on the financials sector, primarily banks, contributed the most, followed by holdings of industrial bonds - most notably those from communications companies - along with securities issued by electric and natural gas utilities. Out-of-benchmark positions in commercial mortgage-backed securities, government-agency-backed collateralized mortgage obligations and asset-backed securities also bolstered the fund's return. Small allocations to government-agency mortgage-backed securities provided a further boost to results. On the downside, our allocation to U.S. Treasuries lagged the index and was the biggest relative detractor. Underweighted exposure to government-agency-backed debentures also modestly detracted, as this sector slightly outperformed the index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.69%
Actual		$ 1,000.00	$ 1,011.10	$ 3.49
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51
Class T	.69%
Actual		$ 1,000.00	$ 1,010.00	$ 3.49
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51
Class B	1.48%
Actual		$ 1,000.00	$ 1,006.00	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.70	$ 7.51
Class C	1.53%
Actual		$ 1,000.00	$ 1,006.80	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.44	$ 7.76
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,010.90	$ 2.63
Hypothetical A		$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 44.5%	U.S. Government and U.S. Government Agency Obligations† 48.4%
AAA 16.6%	AAA 17.7%
AA 7.5%	AA 9.7%
A 14.9%	A 10.4%
BBB 14.0%	BBB 11.4%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.7	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 35.3%		Corporate Bonds 31.5%
	U.S. Government and U.S. Government Agency Obligations† 44.5%		U.S. Government and U.S. Government Agency Obligations† 48.4%
	Asset-Backed Securities 11.8%		Asset-Backed Securities 12.1%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 6.2%
	Municipal Bonds 0.5%		Municipal Bonds 0.7%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.6%	** Foreign investments	11.1%
* Futures and Swaps	0.0%	** Futures and Swaps	1.5%

† Includes NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,227,960
Automobiles - 1.0%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	2,620,000	2,622,746
1.65% 4/10/15 (d)	1,310,000	1,326,927
1.875% 9/15/14 (d)	1,270,000	1,287,659
1.95% 3/28/14 (d)	3,076,000	3,112,617
2.3% 1/9/15 (d)	1,330,000	1,362,336
Volkswagen International Finance NV 1.625% 3/22/15 (d)	2,300,000	2,328,299
		12,040,584
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,020,295
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,449,237
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,270,754
3.65% 4/30/15	1,310,000	1,402,582
News America, Inc. 5.3% 12/15/14	2,007,000	2,206,440
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,042,397
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,650,090
		12,021,500
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,229,681
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.1835% 8/23/13 (g)	763,000	766,914
TOTAL CONSUMER DISCRETIONARY		28,306,934
CONSUMER STAPLES - 2.2%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,640,181
1.5% 7/14/14	1,611,000	1,639,872
2.5% 3/26/13	2,054,000	2,077,243
Beam, Inc. 1.875% 5/15/17	277,000	282,915
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,275,685
Diageo Capital PLC 1.5% 5/11/17	788,000	802,954
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (d)	$ 1,054,000	$ 1,165,247
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,779,620
		12,663,717
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,680,917
Food Products - 0.8%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	509,188
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,218,616
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	2,690,000	2,732,236
Kraft Foods, Inc.:
1.3326% 7/10/13 (g)	2,330,000	2,331,440
2.625% 5/8/13	2,575,000	2,608,730
		9,400,210
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,516,964
Reynolds American, Inc. 6.75% 6/15/17	1,032,000	1,250,314
		3,767,278
TOTAL CONSUMER STAPLES		27,512,122
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,013,008
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,431,274
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,489,236
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,255,489
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	968,856
5.65% 4/1/13	1,227,000	1,258,109
Gazstream SA 5.625% 7/22/13 (d)	215,778	220,093
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,806,745
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,349,964
3.875% 1/27/16	1,151,000	1,208,533
Phillips 66:
1.95% 3/5/15 (d)	2,620,000	2,671,907
2.95% 5/1/17 (d)	650,000	682,223
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	$ 1,800,000	$ 1,800,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	704,000
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,979,660
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,501,376
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,928,774
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,368
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,229,774
		25,805,381
TOTAL ENERGY		26,818,389
FINANCIALS - 20.8%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,000,000	2,095,220
5.125% 1/15/15	5,117,000	5,469,612
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,268,419
JPMorgan Chase & Co. 1.2521% 1/24/14 (g)	2,500,000	2,513,753
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,016,507
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,211,321
2.875% 7/28/14	452,000	458,653
4.1% 1/26/15	554,000	566,994
4.2% 11/20/14	400,000	410,345
6% 5/13/14	2,690,000	2,844,021
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,511,288
State Street Corp. 4.3% 5/30/14	1,110,000	1,179,949
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,225,597
UBS AG Stamford Branch:
1.4471% 1/28/14 (g)	1,000,000	1,001,576
2.25% 1/28/14	2,500,000	2,535,203
		28,308,458
Commercial Banks - 8.9%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,224,520
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,819,792
Bank of Montreal 2.125% 6/28/13	2,670,000	2,708,194
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,312,564
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,938,596
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC:
1.4961% 1/13/14 (g)	$ 4,500,000	$ 4,499,618
2.375% 1/13/14	3,080,000	3,116,840
BB&T Corp. 2.05% 4/28/14	2,710,000	2,769,769
BNP Paribas:
0.8596% 4/8/13 (g)	965,000	961,480
2.125% 12/21/12	2,030,000	2,033,816
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,116,712
Commonwealth Bank of Australia:
1.1394% 8/7/13 (d)(g)	1,000,000	1,003,402
1.1979% 3/17/14 (d)(g)	1,440,000	1,443,959
1.95% 3/16/15	1,310,000	1,333,632
3.5% 3/19/15 (d)	1,300,000	1,367,080
Credit Suisse New York Branch:
1.4151% 1/14/14 (g)	1,400,000	1,405,914
2.2% 1/14/14	4,582,000	4,644,760
Danske Bank A/S 1.5051% 4/14/14 (d)(g)	1,800,000	1,767,231
Fifth Third Bancorp 3.625% 1/25/16	673,000	724,129
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,552,446
KeyBank NA 5.8% 7/1/14	3,287,000	3,522,560
KeyCorp. 6.5% 5/14/13	1,500,000	1,559,300
National Australia Bank Ltd.:
1.1776% 4/11/14 (d)(g)	1,500,000	1,505,040
2% 3/9/15	1,310,000	1,334,742
National Bank of Canada 1.5% 6/26/15	1,794,000	1,826,606
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,839,503
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,765,232
3.625% 2/8/15	1,445,000	1,538,662
Rabobank (Netherlands) NV:
1.85% 1/10/14	5,323,000	5,386,966
2.125% 10/13/15	862,000	882,679
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,319,500
Royal Bank of Canada:
0.7551% 4/17/14 (g)	1,400,000	1,403,004
1.125% 1/15/14	553,000	558,214
1.45% 10/30/14	2,332,000	2,376,893
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,344,271
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	$ 1,970,000	$ 1,992,710
1.9% 1/12/15 (d)	1,600,000	1,628,554
1.95% 1/14/14 (d)	2,400,000	2,431,325
SunTrust Bank 5% 9/1/15	1,059,000	1,144,599
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,083,161
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,284,269
The Toronto Dominion Bank:
0.8946% 11/1/13 (g)	1,400,000	1,405,893
1.375% 7/14/14	3,000,000	3,049,647
U.S. Bancorp 4.2% 5/15/14	1,770,000	1,882,406
Union Bank NA 2.125% 12/16/13	3,642,000	3,707,221
Wachovia Bank NA 0.8216% 11/3/14 (g)	1,820,000	1,800,040
Wells Fargo & Co.:
0.6471% 10/28/15 (g)	5,000,000	4,906,655
3.625% 4/15/15	2,400,000	2,566,728
Westpac Banking Corp.:
1.1906% 3/31/14 (d)(g)	1,300,000	1,305,558
1.85% 12/9/13	1,889,000	1,912,679
2% 8/14/17	2,250,000	2,274,039
2.1% 8/2/13	581,000	589,796
		110,872,906
Consumer Finance - 3.6%
American Express Credit Corp.:
1.3176% 6/24/14 (g)	2,235,000	2,259,614
2.75% 9/15/15	2,530,000	2,670,686
2.8% 9/19/16	970,000	1,032,824
American Honda Finance Corp.:
0.8889% 5/8/14 (d)(g)	1,000,000	1,002,416
1.45% 2/27/15 (d)	1,310,000	1,325,742
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,684,787
2.15% 3/23/15	1,300,000	1,331,448
7.375% 5/23/14	2,500,000	2,760,225
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	740,913
Ford Motor Credit Co. LLC:
2.75% 5/15/15	2,000,000	2,025,908
3% 6/12/17	1,350,000	1,355,156
General Electric Capital Corp.:
1.1521% 4/24/14 (g)	1,310,000	1,316,901
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
1.625% 7/2/15	$ 3,165,000	$ 3,220,517
2.15% 1/9/15	10,668,000	10,993,086
2.25% 11/9/15	1,650,000	1,706,781
5.4% 9/20/13	1,533,000	1,610,424
HSBC USA, Inc. 2.375% 2/13/15	2,353,000	2,410,997
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,169,316
Toyota Motor Credit Corp. 0.8551% 1/17/14 (g)	2,000,000	2,006,332
		44,624,073
Diversified Financial Services - 4.1%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	519,364
Bank of America Corp.:
2.0076% 7/11/14 (g)	2,780,000	2,787,078
3.7% 9/1/15	960,000	1,002,444
4.9% 5/1/13	3,690,000	3,779,309
BP Capital Markets PLC:
1.0679% 3/11/14 (g)	2,210,000	2,225,026
1.7% 12/5/14	1,320,000	1,351,522
2.248% 11/1/16	1,320,000	1,380,080
Citigroup, Inc.:
1.3906% 4/1/14 (g)	500,000	497,480
1.9061% 1/13/14 (g)	3,558,000	3,571,834
2.4375% 8/13/13 (g)	650,000	657,379
2.65% 3/2/15	3,350,000	3,416,290
5.125% 5/5/14	1,628,000	1,720,216
6.375% 8/12/14	2,900,000	3,145,847
6.5% 8/19/13	1,733,000	1,822,591
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,269,596
Export Development Canada 1.5% 5/15/14	800,000	816,624
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,121,346
3.7% 1/20/15	7,280,000	7,723,170
MassMutual Global Funding II 0.8351% 1/14/14 (d)(g)	4,242,000	4,256,274
MetLife Institutional Funding II 1.3606% 4/4/14 (d)(g)	1,000,000	1,006,354
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	269,325
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,891,827
		51,230,976
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.6%
American International Group, Inc. 4.25% 9/15/14	$ 2,270,000	$ 2,386,685
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,362,596
Berkshire Hathaway, Inc. 1.1345% 8/15/14 (g)	1,400,000	1,416,341
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,456,759
2.5% 9/29/15 (d)	1,000,000	1,039,203
New York Life Global Funding:
2.25% 12/14/12 (d)	1,200,000	1,206,364
5.25% 10/16/12 (d)	2,280,000	2,292,570
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,237,592
Principal Life Global Funding II 1.0801% 7/9/14 (d)(g)	2,000,000	1,999,144
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	534,081
3.625% 9/17/12	1,850,000	1,851,894
5.15% 1/15/13	672,000	682,882
		20,466,111
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	626,149
Equity One, Inc.:
5.375% 10/15/15	144,000	155,438
6.25% 12/15/14	1,200,000	1,300,861
		2,082,448
Real Estate Management & Development - 0.2%
Simon Property Group LP:
4.2% 2/1/15	484,000	516,232
5.3% 5/30/13	1,511,000	1,554,753
Tanger Properties LP 6.15% 11/15/15	404,000	451,016
		2,522,001
TOTAL FINANCIALS		260,106,973
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,332,357
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	2,007,954
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	920,000	932,880
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA: - continued
2.625% 3/29/16	$ 1,263,000	$ 1,338,286
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,229,723
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,325,610
		4,826,499
TOTAL HEALTH CARE		8,166,810
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,580,948
United Technologies Corp. 1.2% 6/1/15	2,214,000	2,252,840
		3,833,788
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (j)	992,870	982,941
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,343,636
TOTAL INDUSTRIALS		6,160,365
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,219,346
2.625% 12/9/14	1,330,000	1,360,758
		2,580,104
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	687,362
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,693,109
The Western Union Co. 1.0479% 3/7/13 (g)	1,220,000	1,223,935
		2,917,044
Office Electronics - 0.5%
Xerox Corp. 1.2565% 5/16/14 (g)	5,738,000	5,718,852
TOTAL INFORMATION TECHNOLOGY		11,903,362
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,416,030
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,992,738
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	700,000	708,014
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,599,965
		6,716,747
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	781,426
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,441,860
2.95% 5/15/16	1,200,000	1,292,159
British Telecommunications PLC 2% 6/22/15	2,031,000	2,076,454
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,265,277
Qwest Corp. 3.7179% 6/15/13 (g)	3,110,000	3,130,296
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,853,200
		13,840,672
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,591,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,683,053
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,537,432
		6,811,505
TOTAL TELECOMMUNICATION SERVICES		20,652,177
UTILITIES - 3.5%
Electric Utilities - 2.2%
Alabama Power Co. 4.85% 12/15/12	560,000	566,831
Appalachian Power Co. 0.8095% 8/16/13 (g)	2,520,000	2,521,570
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,474,509
EDP Finance BV 5.375% 11/2/12 (d)	2,500,000	2,511,250
Entergy Louisiana LLC 1.875% 12/15/14	748,000	768,177
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,340,000	2,498,645
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,357,907
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,250,563
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,812,936
Northeast Utilities 1.2179% 9/20/13 (g)	3,490,000	3,509,638
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co. 6.25% 12/1/13	$ 1,278,000	$ 1,363,845
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,130,929
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,648,113
Southern Co. 4.15% 5/15/14	412,000	435,657
		26,850,570
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,944,140
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.95% 8/15/16	848,000	872,974
2.25% 9/1/15	1,300,000	1,347,961
2.7606% 9/30/66 (g)	1,336,000	1,216,322
DTE Energy Co. 1.1669% 6/3/13 (g)	3,081,000	3,090,468
NiSource Finance Corp.:
5.4% 7/15/14	1,000,000	1,074,867
6.15% 3/1/13	1,790,000	1,838,001
PG&E Corp. 5.75% 4/1/14	590,000	633,354
Sempra Energy:
1.2279% 3/15/14 (g)	1,515,000	1,515,262
2% 3/15/14	2,435,000	2,476,293
		14,065,502
TOTAL UTILITIES		43,860,212
TOTAL NONCONVERTIBLE BONDS (Cost $431,568,251)		440,204,091
U.S. Government and Government Agency Obligations - 35.3%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
0.5% 5/27/15	19,767,000	19,834,524
0.5% 7/2/15	13,619,000	13,664,910
0.5% 9/28/15	14,889,000	14,932,104
0.75% 12/19/14	2,650,000	2,675,268
0.875% 8/28/14	22,756,000	23,020,152
1.625% 10/26/15	5,050,000	5,254,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.75% 11/25/14	$ 15,338,000	$ 15,484,754
1.75% 9/10/15	1,397,000	1,454,135
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		96,320,205
U.S. Treasury Obligations - 27.4%
U.S. Treasury Notes:
0.125% 7/31/14	23,243,000	23,197,606
0.25% 9/15/14	20,647,000	20,653,442
0.25% 1/15/15	14,999,000	15,002,510
0.25% 7/15/15	42,805,000	42,761,510
0.375% 11/15/14	27,628,000	27,710,028
0.5% 8/15/14	81,749,000	82,173,670
0.625% 7/15/14	57,565,000	57,983,267
1.375% 11/30/15	44,117,000	45,595,625
1.75% 7/31/15	12,067,000	12,574,188
2.375% 9/30/14	3,667,000	3,830,009
2.375% 10/31/14	9,988,000	10,444,482
TOTAL U.S. TREASURY OBLIGATIONS		341,926,337
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,736,210
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $437,475,936)		439,982,752
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 4.2%
2.192% 10/1/35 (g)	68,987	72,962
2.225% 10/1/33 (g)	55,297	58,257
2.234% 3/1/35 (g)	45,855	48,467
2.323% 5/1/35 (g)	540,278	575,278
2.332% 3/1/35 (g)	28,771	30,784
2.363% 12/1/33 (g)	318,401	339,369
2.375% 7/1/35 (g)	1,807,777	1,928,044
2.385% 11/1/34 (g)	292,685	313,657
2.417% 11/1/36 (g)	97,946	104,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.422% 10/1/33 (g)	$ 85,857	$ 92,077
2.427% 12/1/34 (g)	310,361	332,305
2.507% 8/1/35 (g)	368,783	395,747
2.519% 10/1/35 (g)	678,942	723,412
2.537% 7/1/35 (g)	532,739	570,304
2.544% 5/1/33 (g)	12,780	13,419
2.545% 10/1/41 (g)	1,005,394	1,052,553
2.641% 4/1/35 (g)	200,924	214,750
2.659% 2/1/35 (g)	631,524	672,946
2.692% 11/1/36 (g)	668,217	717,947
2.694% 9/1/41 (g)	1,236,877	1,298,542
2.703% 7/1/35 (g)	208,207	223,628
2.738% 8/1/41 (g)	1,525,116	1,601,533
2.859% 10/1/35 (g)	134,012	143,186
3% 7/1/21 to 11/1/21	17,189,343	18,160,944
3.007% 8/1/41 (g)	414,725	436,609
3.183% 1/1/40 (g)	816,262	854,479
3.474% 3/1/40 (g)	626,346	657,817
3.5% 5/1/27	5,354,047	5,763,312
3.526% 12/1/39 (g)	226,001	237,775
3.604% 3/1/40 (g)	858,610	903,267
4.5% 8/1/18 to 7/1/20	4,660,904	5,026,311
5.5% 11/1/17 to 11/1/34	7,853,130	8,643,222
6.5% 4/1/13 to 6/1/16	288,937	299,702
7% 1/1/16 to 11/1/18	50,806	54,414
7.5% 10/1/14	5,432	5,704
TOTAL FANNIE MAE		52,567,563
Freddie Mac - 1.5%
2.373% 1/1/35 (g)	93,809	100,161
2.419% 11/1/35 (g)	371,140	394,237
2.61% 8/1/34 (g)	126,953	134,655
2.71% 8/1/36 (g)	206,229	221,577
2.745% 4/1/35 (g)	648,782	693,311
2.824% 6/1/37 (g)	383,482	412,022
2.993% 8/1/41 (g)	839,549	880,631
3% 8/1/21	2,465,139	2,607,366
3.094% 9/1/41 (g)	490,080	512,538
3.573% 4/1/40 (g)	455,546	477,373
3.574% 4/1/40 (g)	560,747	589,343
4% 6/1/24 to 4/1/26	8,399,602	9,009,156
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 8/1/18 to 11/1/18	$ 2,630,874	$ 2,823,976
8.5% 5/1/26 to 7/1/28	71,842	85,504
12% 11/1/19	1,345	1,435
TOTAL FREDDIE MAC		18,943,285
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	330,448	382,848
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $70,005,767)		71,893,696
Asset-Backed Securities - 11.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	407,589	379,975
Series 2005-1 Class M1, 0.7055% 4/25/35 (g)	125,236	96,478
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6855% 4/25/35 (g)	10,283	9,795
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,205,417
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,557,152
Series 2012-1 Class A2, 0.71% 9/15/14	1,718,556	1,721,639
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	515,174
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,449,113
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,515,541
Series 2011-5 Class A1, 0.8895% 6/15/15 (g)	2,720,000	2,726,568
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,655,905
Series 2012-2 Class A, 0.7395% 3/15/16 (g)	1,300,000	1,301,122
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,634,780
American Express Credit Account Master Trust Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,180,142
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,515,487
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	854,798
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,815,315
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	654,212
Series 2011-4 Class A/S, 0.92% 3/9/15	1,276,187	1,278,372
Series 2011-5 Class A2, 1.19% 8/8/15	494,690	496,609
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2012-1 Class A2, 0.91% 10/8/15	$ 1,000,000	$ 1,002,590
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	815,145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7855% 4/25/34 (g)	13,839	5,489
Series 2005-R2 Class M1, 0.6855% 4/25/35 (g)	262,030	234,680
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (g)	82,560	65,927
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (g)	165,250	49,942
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	833,333	839,955
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(g)	432,000	0
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,838,061
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7395% 6/15/15 (g)	1,500,000	1,506,554
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	1,410,000	1,415,696
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,150,000	1,153,961
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	1,422,000	1,451,671
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	719,877
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (d)(g)	193,325	174,476
Class B, 0.987% 7/20/39 (d)(g)	373,480	167,132
Class C, 1.337% 7/20/39 (d)(g)	478,070	7,171
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (g)	228,766	91,122
Chase Issuance Trust:
Series 2011-A2 Class A2, 0.3295% 5/15/15 (g)	4,610,000	4,611,314
Series 2011-A3 Class A3, 0.3595% 12/15/15 (g)	5,000,000	5,004,290
Series 2012-A Class A1, 0.3395% 5/16/16 (g)	2,000,000	2,001,092
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	1,800,000	1,813,764
Citibank Credit Card Issuance Trust Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,382,002
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 31,876	$ 10,095
Series 2004-2 Class 3A4, 0.7355% 7/25/34 (g)	62,430	51,158
Series 2004-3 Class M4, 1.2055% 4/25/34 (g)	20,061	9,118
Series 2004-4 Class M2, 1.0305% 6/25/34 (g)	74,616	42,890
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4588% 11/16/15 (g)	2,160,000	2,162,465
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,943,868
Series 2012-A2 Class A2, 0.3895% 10/17/16 (g)	3,000,000	3,004,189
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,465,183
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,685,380
Fannie Mae Series 2004-T5:
Class AB1, 0.8208% 5/28/35 (g)	159,655	113,995
Class AB3, 1.1466% 5/28/35 (g)	67,441	42,055
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (g)	36,914	22,754
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5155% 10/25/35 (g)	127,376	122,616
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,094,281
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,198,850
Series 2012-A Class A3, 0.85% 1/15/15	820,000	823,050
Ford Credit Auto Owner Trust:
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,920
Series 2012-B Class A3, 1.01% 12/15/16	1,950,000	1,957,207
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,121,538
Series 2012-1 Class A, 0.7188% 1/15/16 (g)	5,000,000	5,016,002
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6605% 11/25/34 (g)	104,293	6,536
Class M5, 1.7355% 11/25/34 (g)	66,415	1,757
Series 2005-A:
Class M3, 0.9705% 1/25/35 (g)	120,398	37,576
Class M4, 1.2555% 1/25/35 (g)	46,138	6,091
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (d)(g)	298,000	122,567
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	313,800	302,817
GE Business Loan Trust Series 2003-1 Class A, 0.6695% 4/15/31 (d)(g)	24,983	23,508
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	$ 2,450,000	$ 2,473,919
Series 2012-5 Class A, 0.97% 6/15/18	3,380,000	3,399,952
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,054,928
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	1,310,000	1,312,577
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (d)(g)	1,786,576	1,717,971
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5255% 8/25/33 (g)	86,140	72,078
Series 2003-5 Class A2, 0.9355% 12/25/33 (g)	44,160	36,075
Series 2004-1 Class M2, 1.9355% 6/25/34 (g)	76,742	37,765
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	514,526
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	652,866
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,561
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,620,586
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (g)	157,118	52,523
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	1,300,000	1,301,206
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,350,000	1,354,837
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	200,775	204,542
Series 2011-A Class A3, 1.16% 4/15/15	810,000	814,097
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,721,660
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (g)	157,766	144,838
Keycorp Student Loan Trust Series 1999-A Class A2, 0.7906% 12/27/29 (g)	65,821	59,183
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	144,744	144,821
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	54,509	55,080
Class C, 6.125% 4/20/28 (d)	54,509	54,937
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (g)	99,598	783
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,417,314
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,316,543
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	$ 1,460,000	$ 1,465,201
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (g)	151,587	136,777
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (g)	177,255	142,692
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (g)	138,792	109,359
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (g)	73,483	31,616
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (g)	50,738	30,555
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (g)	52,840	6,281
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	942,500	12,367
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	560,000	563,823
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,852,387
Series 2011-B Class A3, 0.92% 2/16/15	930,000	935,554
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,027,100
Series 2011-B Class A3, 0.95% 2/16/16	950,000	958,481
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (g)	2,670,000	2,676,854
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2159% 10/30/45 (g)	542,400	507,313
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(d)(g)	71,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (g)	797,630	347,156
Class M4, 1.6855% 9/25/34 (g)	1,086,724	246,414
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (g)	187,294	107,034
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (g)	648	548
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	466,495	466,909
Series 2011-4 Class A2, 1.37% 3/16/15	976,593	981,104
Series 2012-1 Class A2, 1.25% 4/15/15	1,078,906	1,083,745
Series 2012-2 Class A2, 0.91% 5/15/15	1,500,000	1,504,703
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	915,720
Series 2012-4 Class A3, 1.04% 8/15/16	1,090,000	1,088,997
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,320,413
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (g)	160,416	116,280
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (d)(g)	$ 42,243	$ 41,338
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6679% 6/15/21 (g)	1,328,744	1,296,976
Series 2004-A:
Class B, 1.0479% 6/15/33 (g)	308,123	204,916
Class C, 1.4179% 6/15/33 (g)	1,181,000	715,204
Series 2004-B Class C, 1.3379% 9/15/33 (g)	1,900,000	1,187,446
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (g)	8,082	2,750
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (g)	86,903	78,418
Volkswagen Auto Lease Trust Series 2011-A Class A2, 1% 2/20/14	714,194	715,743
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,840,000	2,859,377
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (d)(g)	1,390,735	987,422
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	917,128
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,028,167
TOTAL ASSET-BACKED SECURITIES (Cost $150,264,110)		147,080,017
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 1.5%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (d)(g)	1,500,000	1,507,248
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (d)(g)	1,010,502	1,013,931
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (g)	102,690	103,326
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (d)(g)	763,288	750,561
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	393,888	387,014
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5335% 11/20/56 (d)(g)	$ 911,830	$ 911,217
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.377% 12/20/54 (d)(g)	1,319,562	1,286,573
Class C2, 1.437% 12/20/54 (d)(g)	762,000	575,310
Series 2006-2 Class C1, 1.177% 12/20/54 (g)	3,254,000	2,456,770
Series 2006-3 Class C2, 0.737% 12/20/54 (g)	142,000	107,210
Series 2006-4:
Class B1, 0.417% 12/20/54 (g)	381,000	347,663
Class C1, 0.997% 12/20/54 (g)	233,000	175,915
Class M1, 0.577% 12/20/54 (g)	100,000	87,000
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (g)	235,000	177,425
Class 1M1, 0.537% 12/20/54 (g)	153,000	133,110
Class 2C1, 1.197% 12/20/54 (g)	107,000	80,785
Class 2M1, 0.737% 12/20/54 (g)	196,000	170,520
Series 2007-2 Class 2C1, 1.098% 12/17/54 (g)	272,000	205,360
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (g)	569,103	558,945
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8551% 1/20/44 (g)	226,763	223,599
Class 1C, 2.9051% 1/20/44 (g)	54,183	42,886
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (g)	2,161,823	2,118,262
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (g)	1,034,359	1,012,896
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4395% 1/15/13 (d)(g)	2,120,000	2,118,459
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (g)	98,084	62,762
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (g)	141,817	111,249
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4755% 6/26/36 (d)(g)	140,247	140,042
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.6051% 7/15/42 (d)(g)	1,000,000	1,002,940
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5903% 7/10/35 (d)(g)	68,272	54,397
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (d)(g)	15,032	14,431
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	703,423	705,157
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	$ 4,343	$ 3,852
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (g)	406,218	349,283
TOTAL PRIVATE SPONSOR		18,996,098
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7355% 9/25/23 (g)	267,018	268,111
floater planned amortization class Series 2005-90 Class FC, 0.4855% 10/25/35 (g)	927,264	928,343
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	21,388	21,421
Series 2006-54 Class PE, 6% 2/25/33	432,080	455,525
Series 2012-94 Class E, 3% 6/25/22	1,010,000	1,066,055
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	382,419	425,667
Series 2003-76 Class BA, 4.5% 3/25/18	604,479	629,180
Series 2009-31 Class A, 4% 2/25/24	386,945	403,700
Series 2010-135 Class DE, 2.25% 4/25/24	1,448,931	1,472,503
Series 2011-16 Class FB, 0.3855% 3/25/31 (g)	2,561,653	2,560,462
Series 2010-123 Class DL, 3.5% 11/25/25	637,705	663,048
Series 2010-143 Class B, 3.5% 12/25/25	1,000,647	1,047,192
Series 2011-23 Class AB, 2.75% 6/25/20	811,093	842,224
target amortization Series 2008-29 Class BG 4.7% 12/25/35	719,170	761,892
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4895% 2/15/26 (g)	1,530,729	1,528,624
Freddie Mac:
floater:
Series 2711 Class FC, 1.1395% 2/15/33 (g)	2,000,746	2,032,143
Series 3346 Class FA, 0.4695% 2/15/19 (g)	3,258,085	3,263,018
floater planned amortization class Series 3117 Class JF, 0.5395% 2/15/36 (g)	1,053,827	1,057,787
floater sequential payer Series 3387 Class DF, 0.4195% 10/15/17 (g)	734,199	734,301
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	345,434	363,078
Series 2866 Class XE, 4% 12/15/18	687,856	710,444
Series 3081 Class CP 5.5% 10/15/34	4,362,319	4,555,784
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3792 Class DF, 0.6395% 11/15/40 (g)	$ 2,535,559	$ 2,543,219
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	621,214	641,907
Series 3560 Class LA, 2% 8/15/14	253,002	254,258
Series 3573 Class LC, 1.85% 8/15/14	616,479	619,985
Series 3659 Class EJ 3% 6/15/18	1,842,410	1,903,053
Series 3696 Class AE, 1.2% 7/15/15	851,291	853,923
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,010,224	1,037,499
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2010-53 Class FC, 1.057% 4/20/40 (g)	1,062,066	1,076,855
floater sequential payer Series 2010-120 Class FB 0.537% 9/20/35 (g)	1,667,827	1,668,974
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	657,816	678,900
Series 2010-99 Class PT, 3.5% 8/20/33	799,057	827,398
Series 2012-97 Class JF, 0.483% 8/16/42 (g)	1,860,000	1,856,579
TOTAL U.S. GOVERNMENT AGENCY		39,753,052
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,916,723)		58,749,150
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2297% 2/14/43 (g)(i)	518,469	15,324
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.2099% 7/10/45 (g)(i)	8,367,125	84
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7095% 3/15/22 (d)(g)	78,149	75,816
Class G, 0.7695% 3/15/22 (d)(g)	320,652	304,665
Class H, 1.0195% 3/15/22 (d)(g)	500,000	465,071
Series 2006-BIX1:
Class F, 0.5495% 10/15/19 (d)(g)	201,139	189,071
Class G, 0.5695% 10/15/19 (d)(g)	137,009	127,418
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (d)(g)	$ 7,502	$ 5,441
Series 2004-1:
Class A, 0.5955% 4/25/34 (d)(g)	364,411	321,567
Class B, 2.1355% 4/25/34 (d)(g)	44,149	25,819
Class M1, 0.7955% 4/25/34 (d)(g)	25,562	18,178
Class M2, 1.4355% 4/25/34 (d)(g)	24,656	17,338
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (d)(g)	129,098	93,163
Class M1, 0.6655% 8/25/35 (d)(g)	9,579	5,621
Class M2, 0.7155% 8/25/35 (d)(g)	15,799	8,501
Class M3, 0.7355% 8/25/35 (d)(g)	8,741	4,317
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (d)(g)	44,560	35,031
Class M1, 0.6755% 11/25/35 (d)(g)	8,129	4,573
Class M2, 0.7255% 11/25/35 (d)(g)	10,321	5,568
Class M3, 0.7455% 11/25/35 (d)(g)	9,237	4,751
Class M4, 0.8355% 11/25/35 (d)(g)	11,508	5,419
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (d)(g)	804,387	569,868
Class B1, 1.6355% 1/25/36 (d)(g)	54,125	7,942
Class M1, 0.6855% 1/25/36 (d)(g)	252,994	156,224
Class M2, 0.7055% 1/25/36 (d)(g)	96,003	55,373
Class M3, 0.7355% 1/25/36 (d)(g)	103,178	55,113
Class M4, 0.8455% 1/25/36 (d)(g)	52,796	25,784
Class M5, 0.8855% 1/25/36 (d)(g)	52,796	17,611
Class M6, 0.9355% 1/25/36 (d)(g)	53,578	14,280
Series 2006-1:
Class A2, 0.5955% 4/25/36 (d)(g)	24,913	18,382
Class M1, 0.6155% 4/25/36 (d)(g)	8,910	5,275
Class M2, 0.6355% 4/25/36 (d)(g)	9,414	5,197
Class M3, 0.6555% 4/25/36 (d)(g)	8,100	4,114
Class M4, 0.7555% 4/25/36 (d)(g)	4,590	2,133
Class M5, 0.7955% 4/25/36 (d)(g)	4,455	1,564
Class M6, 0.8755% 4/25/36 (d)(g)	8,883	2,960
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (d)(g)	243,641	171,762
Class A2, 0.5155% 7/25/36 (d)(g)	21,996	15,554
Class B1, 1.1055% 7/25/36 (d)(g)	8,236	1,166
Class B3, 2.9355% 7/25/36 (d)(g)	7,703	235
Class M1, 0.5455% 7/25/36 (d)(g)	23,078	7,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5655% 7/25/36 (d)(g)	$ 16,283	$ 4,855
Class M3, 0.5855% 7/25/36 (d)(g)	13,506	3,048
Class M4, 0.6555% 7/25/36 (d)(g)	9,120	1,937
Class M5, 0.7055% 7/25/36 (d)(g)	11,210	2,164
Class M6, 0.7755% 7/25/36 (d)(g)	16,725	2,684
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (d)(g)	475	4
Class M4, 0.6655% 10/25/36 (d)(g)	18,186	2,737
Class M5, 0.7155% 10/25/36 (d)(g)	21,771	1,415
Class M6, 0.7955% 10/25/36 (d)(g)	42,664	990
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (d)(g)	77,747	52,798
Class A2, 0.5055% 12/25/36 (d)(g)	352,417	164,137
Class B1, 0.9355% 12/25/36 (d)(g)	7,566	161
Class M1, 0.5255% 12/25/36 (d)(g)	24,970	5,130
Class M2, 0.5455% 12/25/36 (d)(g)	17,025	2,618
Class M3, 0.5755% 12/25/36 (d)(g)	17,025	2,288
Class M4, 0.6355% 12/25/36 (d)(g)	20,430	2,337
Class M5, 0.6755% 12/25/36 (d)(g)	18,727	1,530
Class M6, 0.7555% 12/25/36 (d)(g)	17,025	932
Series 2007-1 Class A2, 0.5055% 3/25/37 (d)(g)	380,404	204,785
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (d)(g)	64,142	36,117
Class A2, 0.5555% 7/25/37 (d)(g)	60,075	19,910
Class B1, 1.8355% 7/25/37 (d)(g)	8,888	122
Class M1, 0.6055% 7/25/37 (d)(g)	21,412	5,555
Class M2, 0.6455% 7/25/37 (d)(g)	12,015	1,442
Class M3, 0.7255% 7/25/37 (d)(g)	12,169	1,190
Class M4, 0.8855% 7/25/37 (d)(g)	23,430	1,866
Class M5, 0.9855% 7/25/37 (d)(g)	20,718	1,477
Class M6, 1.2355% 7/25/37 (d)(g)	26,294	1,314
Series 2007-3:
Class A2, 0.5255% 7/25/37 (d)(g)	95,642	48,559
Class B1, 1.1855% 7/25/37 (d)(g)	82,307	5,535
Class B2, 1.8355% 7/25/37 (d)(g)	197,816	10,752
Class M1, 0.5455% 7/25/37 (d)(g)	72,256	16,782
Class M2, 0.5755% 7/25/37 (d)(g)	75,967	13,487
Class M3, 0.6055% 7/25/37 (d)(g)	122,968	16,862
Class M4, 0.7355% 7/25/37 (d)(g)	194,454	22,698
Class M5, 0.8355% 7/25/37 (d)(g)	96,936	9,917
Class M6, 1.0355% 7/25/37 (d)(g)	75,703	6,601
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class A2, 0.7855% 9/25/37 (d)(g)	$ 836,028	$ 144,838
Class M1, 1.1855% 9/25/37 (d)(g)	129,547	8,177
Class M2, 1.2855% 9/25/37 (d)(g)	129,547	6,765
Class M4, 1.8355% 9/25/37 (d)(g)	341,396	13,729
Class M5, 1.9855% 9/25/37 (d)(g)	341,396	10,507
Class M6, 2.1855% 9/25/37 (d)(g)	222,610	5,401
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(i)	2,779,314	112,562
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(i)	8,153,012	155,171
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (d)(g)	50,784	48,998
Class J, 1.0895% 3/15/19 (d)(g)	51,667	47,331
Series 2007-BBA8:
Class A2, 0.3895% 3/15/22 (d)(g)	402,179	394,164
Class D, 0.4895% 3/15/22 (d)(g)	52,963	48,980
Class E, 0.5395% 3/15/22 (d)(g)	275,033	242,834
Class F, 0.5895% 3/15/22 (d)(g)	168,653	145,535
Class G, 0.6395% 3/15/22 (d)(g)	43,346	36,538
Class H, 0.7895% 3/15/22 (d)(g)	52,963	43,585
Class J, 0.9395% 3/15/22 (d)(g)	52,963	42,261
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,439,193
Series 2004-PWR6 Class X2, 0.6643% 11/11/41 (g)(i)	4,145,469	7,292
Series 2005-PWR9 Class X2, 0.3636% 9/11/42 (d)(g)(i)	26,814,187	104,843
Series 2005-T18 Class A4, 4.933% 2/13/42	1,890,000	2,065,500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (d)(g)	89,246	77,288
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (d)(g)(i)	8,700,179	169,532
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (d)(g)	12,206	12,084
Class H, 0.6093% 8/15/21 (d)(g)	45,122	43,050
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4839% 10/15/48 (g)(i)	42,377,534	234,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (d)(g)	$ 15,948	$ 14,513
Series 2005-FL11:
Class F, 0.6895% 11/15/17 (d)(g)	18,996	17,273
Class G, 0.7395% 11/15/17 (d)(g)	13,167	11,709
Series 2006-CN2A Class A2FL, 0.4643% 2/5/19 (d)(g)	232,315	227,255
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,030,431	1,032,967
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(g)	630,000	628,128
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,689,515
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	1,170,000	1,171,588
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (g)	130,322	130,255
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (g)(i)	33,856,114	276,198
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (g)(i)	1,497,881	1,321
Series 2003-C4 Class A4, 5.137% 8/15/36	1,056,826	1,084,424
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4095% 2/15/22 (d)(g)	236,650	219,188
0.5095% 2/15/22 (d)(g)	84,521	76,594
Class F, 0.5595% 2/15/22 (d)(g)	169,020	151,478
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	307,419	315,612
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,511,727	1,555,430
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	1,767,373	1,812,204
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3032% 3/10/44 (g)	1,770,000	1,989,763
Series 2001-1 Class X1, 1.4912% 5/15/33 (d)(g)(i)	656,294	8,195
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	470,583	475,804
Class A2, 5.4573% 5/10/40 (g)	590,000	610,888
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,290,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (d)(g)	$ 1,170,000	$ 1,109,799
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (d)(g)(i)	71,853,541	369,974
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6858% 6/6/20 (d)(g)	105,970	104,399
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	2,168,755	2,164,012
Class C, 2.0056% 3/6/20 (d)(g)	720,000	713,110
Class D, 2.2018% 3/6/20 (d)(g)	215,000	212,983
Class E, 2.4764% 3/6/20 (d)(g)	360,000	356,842
Class F, 2.6334% 3/6/20 (d)(g)	180,000	178,417
Class G, 2.7903% 3/6/20 (d)(g)	90,000	89,206
Class H, 3.3004% 3/6/20 (d)(g)	150,000	149,055
Class J, 4.0852% 3/6/20 (d)(g)	215,000	214,085
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	156,916	157,503
Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	1,340,000	1,435,023
Series 2006-GG6 Class A2, 5.506% 4/10/38	304,180	304,446
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	802,837	815,027
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	931,010	940,390
Series 2012-GC6 Class A1, 1.282% 1/10/45	434,270	438,399
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	484,216	484,270
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	835,894	843,265
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	461,112	478,759
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,181,353	1,186,104
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4695% 11/15/18 (d)(g)	17,454	16,477
Class E, 0.5195% 11/15/18 (d)(g)	24,734	22,854
Class F, 0.5695% 11/15/18 (d)(g)	37,097	32,794
Class G, 0.5995% 11/15/18 (d)(g)	32,241	27,212
Class H, 0.7395% 11/15/18 (d)(g)	24,739	19,891
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	735,721	738,482
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (g)	$ 867,161	$ 893,101
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	304,596	307,046
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	447,484
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	947,229
Series 2007-C6 Class A2, 5.845% 7/15/40	341,518	349,535
Series 2004-C8, 4.799% 12/15/29	1,206,176	1,286,006
Series 2005-C7 Class XCP, 0.168% 11/15/40 (g)(i)	48,698,284	11,055
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (g)(i)	35,503,479	50,699
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (g)(i)	17,983,510	123,745
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (g)(i)	6,713,062	40,090
Series 2007-C2 Class XCP, 0.4824% 2/15/40 (g)(i)	33,180,364	259,271
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5795% 9/15/21 (d)(g)	145,070	130,563
Class G, 0.5995% 9/15/21 (d)(g)	286,588	250,765
Class H, 0.6395% 9/15/21 (d)(g)	73,934	62,105
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	102,298	102,381
Series 2005-MCP1 Class XP, 0.648% 6/12/43 (g)(i)	7,533,185	39,399
Series 2005-MKB2 Class XP, 0.2469% 9/12/42 (g)(i)	3,442,042	4,482
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	556,116	555,998
Series 2006-4 Class XP, 0.617% 12/12/49 (g)(i)	12,976,108	178,992
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,315,009	1,321,081
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (d)(g)	45,397	29,054
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (d)(g)	1,161,473	1,148,284
Class D, 0.43% 10/15/20 (d)(g)	84,694	74,954
Class E, 0.49% 10/15/20 (d)(g)	105,926	90,037
Class F, 0.54% 10/15/20 (d)(g)	63,569	52,762
Class G, 0.58% 10/15/20 (d)(g)	78,581	61,097
Class H, 0.67% 10/15/20 (d)(g)	49,464	32,152
Class J, 0.82% 10/15/20 (d)(g)	28,936	11,574
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	$ 360,921	$ 365,989
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,142,462	1,203,417
Series 2012-C4 Class A1, 1.085% 3/15/45	1,184,274	1,193,475
Series 2005-HQ5 Class X2, 0.2196% 1/14/42 (g)(i)	8,075,456	9,933
Series 2005-TOP17 Class X2, 0.6219% 12/13/41 (g)(i)	6,074,606	13,340
Series 2011-C3 Class A1, 2.178% 7/15/49	2,176,537	2,239,432
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	480,174	492,829
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	775,285	781,003
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (d)(g)	1,590,004	1,573,852
Class A2, 0.3595% 9/15/21 (d)(g)	760,000	718,200
Class E, 0.518% 9/15/21 (d)(g)	176,861	152,073
Class F, 0.578% 9/15/21 (d)(g)	238,334	195,396
Class G, 0.598% 9/15/21 (d)(g)	225,785	176,077
Class J, 0.838% 9/15/21 (d)(g)	50,198	33,123
Series 2007-WHL8 Class F, 0.7195% 6/15/20 (d)(g)	376,985	277,507
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,550,250
Series 2006-C23:
Class A5, 5.416% 1/15/45 (g)	2,290,000	2,580,686
Class X, 0.0861% 1/15/45 (d)(g)(i)	194,342,108	108,443
Series 2007-C30 Class XP, 0.4723% 12/15/43 (d)(g)(i)	34,817,108	253,155
Series 2007-C31A Class A2, 5.421% 4/15/47	709,190	735,735
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,140,421)		63,116,991
Municipal Securities - 0.5%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,794,560
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (g)(h)	1,800,000	1,800,000
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,303,358
TOTAL MUNICIPAL SECURITIES (Cost $5,878,880)		5,897,918
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	3,800,000	3,842,826
United Mexican States 6.625% 3/3/15	1,300,000	1,472,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,244,211)		5,315,076
Commercial Paper - 0.6%

British Telecommunications PLC 1.5% 5/14/13	2,000,000	1,984,555
Vodafone Group PLC yankee:
1% 12/28/12	2,000,000	1,996,053
1% 2/1/13	2,000,000	1,993,900
1.25% 3/12/13	1,500,000	1,493,430
TOTAL COMMERCIAL PAPER (Cost $7,453,694)		7,467,938
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,791,387)	5,791,387	5,791,387
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,236,739,380)		1,245,499,016
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,994,703
NET ASSETS - 100%		$1,247,493,719
Swap Agreements
	Expiration Date	Notional Amount (f)	Value
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (e)	Oct. 2034	$81,192	$(36,983)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,994,240 or 11.4% of net assets.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $982,941 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 963,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,047
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 440,204,091	$ -	$ 439,221,150	$ 982,941
U.S. Government and Government Agency Obligations	439,982,752	-	439,982,752	-
U.S. Government Agency - Mortgage Securities	71,893,696	-	71,893,696	-
Asset-Backed Securities	147,080,017	-	143,236,691	3,843,326
Collateralized Mortgage Obligations	58,749,150	-	58,694,753	54,397
Commercial Mortgage Securities	63,116,991	-	61,280,672	1,836,319
Municipal Securities	5,897,918	-	5,897,918	-
Foreign Government and Government Agency Obligations	5,315,076	-	5,315,076	-
Commercial Paper	7,467,938	-	7,467,938	-
Money Market Funds	5,791,387	5,791,387	-	-
Total Investments in Securities:	$ 1,245,499,016	$ 5,791,387	$ 1,232,990,646	$ 6,716,983
Other Information - continued
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,983)	$ -	$ -	$ (36,983)
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	(3,020,621)
Total Unrealized Gain (Loss)	4,843,328
Cost of Purchases	-
Proceeds of Sales	(3,075,139)
Amortization/Accretion	360,884
Transfers in to Level 3	2,482,527
Transfers out of Level 3	(8,796,823)
Ending Balance	$ 6,716,983
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ 1,476,716
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	84,058
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (36,983)
Realized gain (loss) on Swap Agreements for the period	$ (86,633)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2012	$ (3,656)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,983)
Total Value of Derivatives	$ -	$ (36,983)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
United Kingdom	4.0%
Canada	2.3%
Australia	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,230,947,993)	$ 1,239,707,629
Fidelity Central Funds (cost $5,791,387)	5,791,387
Total Investments (cost $1,236,739,380)		$ 1,245,499,016
Cash		30,125
Receivable for investments sold		90,477
Receivable for swap agreements		230
Receivable for fund shares sold		1,056,185
Interest receivable		4,399,825
Distributions receivable from Fidelity Central Funds		1,994
Total assets		1,251,077,852

Liabilities
Payable for investments purchased	$ 725,722
Payable for fund shares redeemed	1,997,919
Distributions payable	65,854
Swap agreements, at value	36,983
Accrued management fee	333,209
Distribution and service plan fees payable	146,263
Other affiliated payables	201,561
Other payables and accrued expenses	76,622
Total liabilities		3,584,133

Net Assets		$ 1,247,493,719
Net Assets consist of:
Paid in capital		$ 1,284,007,293
Distributions in excess of net investment income		(49,010)
Accumulated undistributed net realized gain (loss) on investments		(45,187,218)
Net unrealized appreciation (depreciation) on investments		8,722,654
Net Assets		$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($212,724,715 ÷ 22,787,587 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class T: Net Asset Value and redemption price per share ($140,285,165 ÷ 15,014,906 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class B: Net Asset Value and offering price per share ($7,991,011 ÷ 854,548 shares)A	$ 9.35

Class C: Net Asset Value and offering price per share ($114,563,928 ÷ 12,257,113 shares)A	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($771,928,900 ÷ 82,620,818 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 21,952,874
Income from Fidelity Central Funds		10,047
Total income		21,962,921

Expenses
Management fee	$ 4,174,547
Transfer agent fees	2,069,413
Distribution and service plan fees	1,876,775
Accounting fees and expenses	454,699
Custodian fees and expenses	33,657
Independent trustees' compensation	4,773
Registration fees	101,879
Audit	170,716
Legal	3,610
Miscellaneous	11,839
Total expenses before reductions	8,901,908
Expense reductions	(2,032)	8,899,876
Net investment income (loss)		13,063,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,264,527
Futures contracts	3,304
Swap agreements	(86,633)
Total net realized gain (loss)		3,181,198
Change in net unrealized appreciation (depreciation) on: Investment securities	4,862,432
Swap agreements	84,058
Total change in net unrealized appreciation (depreciation)		4,946,490
Net gain (loss)		8,127,688
Net increase (decrease) in net assets resulting from operations		$ 21,190,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,063,045	$ 17,712,935
Net realized gain (loss)	3,181,198	10,408,684
Change in net unrealized appreciation (depreciation)	4,946,490	(2,530,497)
Net increase (decrease) in net assets resulting from operations	21,190,733	25,591,122
Distributions to shareholders from net investment income	(14,264,673)	(17,998,623)
Share transactions - net increase (decrease)	(35,012,868)	32,684,771
Total increase (decrease) in net assets	(28,086,808)	40,277,270

Net Assets
Beginning of period	1,275,580,527	1,235,303,257
End of period (including distributions in excess of net investment income of $49,010 and undistributed net investment income of $1,118,038, respectively)	$ 1,247,493,719	$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Income from Investment Operations
Net investment income (loss) C	.090	.134	.189	.237	.364
Net realized and unrealized gain (loss)	.058	.062	.273	.007	(.315)
Total from investment operations	.148	.196	.462	.244	.049
Distributions from net investment income	(.098)	(.136)	(.192)	(.224)	(.359)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Total Return A, B	1.61%	2.14%	5.21%	2.81%	.51%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.74%	.78%
Expenses net of all reductions	.69%	.70%	.71%	.74%	.78%
Net investment income (loss)	.97%	1.44%	2.07%	2.70%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 212,725	$ 250,546	$ 254,410	$ 265,959	$ 342,015
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) C	.089	.134	.189	.237	.368
Net realized and unrealized gain (loss)	.059	.052	.273	.016	(.327)
Total from investment operations	.148	.186	.462	.253	.041
Distributions from net investment income	(.098)	(.136)	(.192)	(.223)	(.361)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return A, B	1.60%	2.03%	5.20%	2.91%	.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.71%	.75%	.76%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.75%	.76%
Expenses net of all reductions	.70%	.70%	.71%	.75%	.76%
Net investment income (loss)	.96%	1.44%	2.08%	2.70%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,285	$ 163,217	$ 189,230	$ 253,439	$ 334,850
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Income from Investment Operations
Net investment income (loss) C	.015	.059	.115	.167	.295
Net realized and unrealized gain (loss)	.059	.062	.273	.007	(.326)
Total from investment operations	.074	.121	.388	.174	(.031)
Distributions from net investment income	(.024)	(.061)	(.118)	(.154)	(.289)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return A, B	.79%	1.31%	4.35%	2.00%	(.36)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50%	1.52%	1.52%	1.54%	1.55%
Expenses net of all reductions	1.50%	1.52%	1.52%	1.54%	1.55%
Net investment income (loss)	.16%	.63%	1.26%	1.91%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,991	$ 9,337	$ 12,587	$ 12,579	$ 11,617
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Income from Investment Operations
Net investment income (loss) C	.012	.056	.113	.164	.291
Net realized and unrealized gain (loss)	.058	.062	.273	.006	(.315)
Total from investment operations	.070	.118	.386	.170	(.024)
Distributions from net investment income	(.020)	(.058)	(.116)	(.150)	(.286)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Total Return A, B	.76%	1.29%	4.33%	1.95%	(.29)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.57%	1.58%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.57%	1.58%
Net investment income (loss)	.13%	.61%	1.24%	1.87%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,564	$ 132,589	$ 131,947	$ 103,378	$ 97,150
Portfolio turnover rate E	75%	204%	217%	318% G	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Income from Investment Operations
Net investment income (loss) B	.106	.150	.205	.255	.385
Net realized and unrealized gain (loss)	.058	.052	.273	.016	(.324)
Total from investment operations	.164	.202	.478	.271	.061
Distributions from net investment income	(.114)	(.152)	(.208)	(.241)	(.381)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Total Return A	1.78%	2.21%	5.38%	3.12%	.65%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	1.14%	1.62%	2.25%	2.90%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,929	$ 719,891	$ 647,129	$ 618,098	$ 589,076
Portfolio turnover rate D	75%	204%	217%	318% F	94%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,105,472
Gross unrealized depreciation	(10,170,136)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,935,336

Tax Cost	$ 1,236,563,680

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (45,179,256)
Net unrealized appreciation (depreciation)	$ 8,898,325

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (24,671)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (45,179,256)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 14,264,673	$ 17,998,623

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (86,633)	$ 84,058
Interest Rate Risk
Futures Contracts	3,304	-
Totals (a)	$ (83,329)	$ 84,058

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $392,894,147 and $292,104,430, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 333,161	$ 26,643
Class T	-%	.15%	227,317	1,651
Class B	.65%	.25%	80,942	58,458
Class C	.75%	.25%	1,235,355	163,947
			$ 1,876,775	$ 250,699

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,376
Class T	8,376
Class B*	14,140
Class C*	18,885
$ 76,777

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 376,859.17
Class T	264,195.17
Class B	20,285.23
Class C	200,242.16
Institutional Class	1,207,832.15
	$ 2,069,413

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,717 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,032.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 2,366,926	$ 3,589,797
Class T	1,612,220	2,571,175
Class B	23,760	68,023
Class C	276,779	778,830
Institutional Class	9,984,988	10,990,798
Total	$ 14,264,673	$ 17,998,623

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	11,014,249	12,640,586	$ 102,166,877	$ 116,964,068
Reinvestment of distributions	212,888	326,685	1,974,463	3,020,597
Shares redeemed	(15,418,290)	(13,556,554)	(142,936,211)	(125,303,809)
Net increase (decrease)	(4,191,153)	(589,283)	$ (38,794,871)	$ (5,319,144)
Class T
Shares sold	3,668,518	5,179,009	$ 34,010,430	$ 47,931,812
Reinvestment of distributions	154,693	245,526	1,435,835	2,271,746
Shares redeemed	(6,368,676)	(8,352,254)	(59,098,203)	(77,237,420)
Net increase (decrease)	(2,545,465)	(2,927,719)	$ (23,651,938)	$ (27,033,862)
Class B
Shares sold	303,790	401,646	$ 2,818,839	$ 3,725,761
Reinvestment of distributions	2,143	5,898	19,886	54,610
Shares redeemed	(455,109)	(765,462)	(4,227,668)	(7,079,431)
Net increase (decrease)	(149,176)	(357,918)	$ (1,388,943)	$ (3,299,060)
Class C
Shares sold	3,509,446	6,716,368	$ 32,577,911	$ 62,282,145
Reinvestment of distributions	23,322	62,961	216,245	582,567
Shares redeemed	(5,535,239)	(6,800,176)	(51,381,344)	(62,900,715)
Net increase (decrease)	(2,002,471)	(20,847)	$ (18,587,188)	$ (36,003)
Institutional Class
Shares sold	43,790,241	26,140,873	$ 406,214,278	$ 241,890,765
Reinvestment of distributions	1,025,348	1,118,484	9,519,588	10,350,571
Shares redeemed	(39,647,339)	(19,871,997)	(368,323,794)	(183,868,496)
Net increase (decrease)	5,168,250	7,387,360	$ 47,410,072	$ 68,372,840

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record in the aggregate of approximately 24% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment:2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment:2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 13.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,269,239 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-UANN-1012
1.784770.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$98,000	$-	$4,500	$1,800
Fidelity Advisor Mortgage Securities Fund	$103,000	$-	$4,500	$1,900

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$88,000	$-	$4,500	$2,000
Fidelity Advisor Mortgage Securities Fund	$99,000	$-	$4,500	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$158,000	$-	$5,700	$500

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$168,000	$-	$5,700	$300

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$1,115,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
PwC	$5,665,000	$3,310,000
Deloitte Entities	$1,820,000	$1,480,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012